UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22959

1290 FUNDS

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

WILLIAM T. MACGREGOR, ESQ.

Executive Vice President and Secretary

Equitable Investment Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK AMOROSI, ESQ.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: October 31

Date of reporting period: November 1, 2019 - April 30, 2020

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

April 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the shareholder reports will be made available on the Funds’ website (www.1290Funds.com/literature.php), and you will be notified by mail each time a shareholder report is posted and provided with a website link to access the shareholder report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive the Funds’ shareholder reports and other communications electronically by contacting your financial intermediary or, if you invest directly with the Funds, by calling 1-888-310-0416 or by sending an e-mail request to 1290Funds@dfinsolutions.com.

You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1-888-310-0416 or send an e-mail request to 1290Funds@dfinsolutions.com to let the Funds know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all 1290 Funds held in your account if you invest through your financial intermediary or all 1290 Funds held with the fund complex if you invest directly with the Funds.

1290 Funds

Semi-Annual Report

April 30, 2020

Market Overview for the Six Months Ended April 30, 2020

Going into the last two months of 2019, investors displayed some concern about slow economic and corporate profit-growth and elevated equity valuations, and signs that growth might be lagging in some regions. That said, global stocks advanced, as it looked increasingly likely that a trade deal between the U.S. and China was on the horizon. The capital markets were also supported by accommodative monetary policy put in place by the U.S. Federal Reserve, the European Central Bank and the Bank of Japan (among others) to counteract restrained business spending and rising tariffs, and boost manufacturing and industrial production worldwide.

Moving into 2020 — before the extent of the pandemic became clear — U.S. inflation remained in check and incomes, spending and home sales were fairly robust, while retail sales growth ebbed in February from December’s cyclical peak. That fairly mild picture quickly deteriorated as key parts of the U.S. economy became impaired and the support from better-than-expected 2019 corporate earnings reports faded. Key equity gauges fell from record highs while investors searched for ways to “price in” an event for which there was no precedent. Bear-market volatility sent investors into assets perceived as havens amid widespread fear that the disruption in global supply chains would tip the country into a deep recession. Manufacturing activity abruptly switched to contraction due as the emergency grew, while ongoing expansion in U.S. services-sector activity decelerated sharply.

In fixed-income markets, yields plunged as demand for Treasuries and other types of government-sponsored debt spiked. The 10-year U.S. Treasury note’s yield moved through record lows in February and March, including a nadir of 0.54% on March 9. The corporate credit market sustained an across-the-board selloff in March but saw widely mixed results, as fixed-income investors showed a clear preference for high-grade corporate debt while shunning riskier, below-investment-grade issuance. Among lower-rated high-yield bonds, those within the energy, industrial, aerospace, retail, leisure, gaming and airlines industries suffered the most severe price declines.

Looking into April, emergency measures — including massive direct government stimulus, a raft of programs from the Fed and similar actions from other global central banks — provoked brief recoveries in broad equity market indexes, which had finished the first quarter with steep, double-digit percentage declines as it became clear the economy would not return to normal until the virus was under control. A wide performance gap separated the 11 major sectors: information technology stocks were most resistant to the downdraft, followed closely by health care, consumer staples and utilities, while shares of energy, financials, industrials and materials firms covered the lower ranks. Small-capitalization companies felt the brunt of the selling pressure, followed by mid-caps, both of which fared substantially worse than the large-cap tier. In terms of investment style, value stocks sustained heavier losses than their growth-oriented counterparts, regardless of company size.

Across the world’s developed markets, European equities generally saw larger declines than U.S. equities. Asian emerging markets held up better than the United States, while all others generally fell further, as did most frontier markets. By April, some U.S. economic data began to reflect the government-mandated shutdown amid widespread forecasts for a recession in 2020’s first half.

Source: Equitable Investment Management Group, LLC. As of 4/30/2020.

This information is provided for general information only and is not intended to provide specific advice or recommendations for any individual investor.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. No investment is risk-free. Fixed income investments are subject to interest rate risk so that when interest rates rise, the prices of fixed income securities can decrease and the investor can lose principal value. High yield bonds are subject to a high degree of credit and market risk. International securities carry additional risks including currency exchange fluctuation and different government regulations, economic conditions or accounting standards. Smaller company stocks involve a greater risk than is customarily associated with more established companies. Index performance, if referenced, is included for illustrative purposes only. You cannot invest directly in an index.

Fund holdings and sector allocations are subject to change. Please see the Portfolio of Investments for a complete list of Fund holdings.

NOTES ON PERFORMANCE (Unaudited)

Total Returns

Performance of the 1290 Funds as shown on the following pages compares each Fund’s performance to that of a broad-based securities index and, with respect to certain Funds, customized composite benchmarks. Each Fund’s rates of return are net of investment advisory fees and expenses of the Fund. Each Fund has a separate investment objective it seeks to achieve by following a separate investment policy. There is no guarantee that these objectives will be attained. The objectives and policies of each Fund will affect its return and its risk. Keep in mind that past performance is not an indication of future results.

Benchmarks

60% S&P 500® Index/40% Bloomberg Barclays U.S. Aggregate Bond Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the S&P 500® Index at a weighting of 60% and the Bloomberg Barclays U.S. Aggregate Bond Index at a weighting of 40%.

Bloomberg Barclays U.S. Aggregate Bond Index covers the U.S. dollar denominated investment-grade, fixed-rate, taxable bond market of securities. The index includes bonds from the Treasury, government-related and corporate securities, agency fixed rate and hybrid adjustable mortgage pass through securities, asset-backed securities and commercial mortgage-backed securities.

ICE BofAML U.S. 3-Month Treasury Bill Index measures the returns of negotiable debt obligations issued by the U.S. government and backed by its full faith and credit, having a maturity of three months.

ICE BofAML U.S. Convertibles Index consists of U.S. dollar denominated investment grade and non-investment grade convertible securities sold into the U.S. market and publicly traded in the United States. The index constituents are market value weighted based on the convertible securities prices and outstanding shares, and the underlying index is rebalanced daily.

ICE BofAML U.S. High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market. Qualifying securities must have at least 18 months to final maturity at the time of issuance, at least one year remaining term to final maturity as of the rebalancing date, a fixed coupon schedule and a minimum amount outstanding of $100 million. It is capitalization-weighted.

Morgan Stanley Capital International (MSCI) ACWI (Net) Index (“MSCI ACWI (Net) Index”) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of 23 developed markets and 24 emerging markets. The index covers approximately 85% of the global investment opportunities.

Morgan Stanley Capital International (MSCI) ACWI Minimum Volatility (Net) Index (“MSCI ACWI Minimum Volatility (Net) Index”) aims to reflect the performance characteristics of a minimum variance strategy applied to large and mid cap equities across 23 developed markets and 23 emerging markets countries. The index is calculated by optimizing the MSCI ACWI Index, its parent index, in USD for the lowest absolute risk (within a given set of constraints). Historically, the index has shown lower beta and volatility characteristics relative to the MSCI ACWI Index.

Morgan Stanley Capital International (MSCI) World (Net) Index (“MSCI World (Net) Index”) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 23 developed market country indexes.

Russell 2500™ Value Index measures the performance of those Russell 2500TM Index companies with lower price-to-book ratios and lower forecasted growth values. It is market-capitalization weighted.

Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”) is a weighted index of common stocks of 500 leading companies in leading industries of the U.S. economy, capturing 75% coverage of U.S. equities. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

The Standard & Poor’s Target Date Index Series (each, an “S&P Target Date Index”) comprises eleven multi-asset class indices, each corresponding to a particular target retirement date. The asset allocation for each index in the series is determined once a year through survey of large fund management companies that offer target date products. Each index is fully investable, with varying levels of exposure to equities, fixed income and commodities.

The CBOE Volatility Index (known as the VIX), is measure of constant, 30-day expected volatility of the U.S. stock market, derived from prices of the S&P 500 Index call and put options.

Glossary

Derivative is a financial instrument with a price that is dependent upon or derived from one or more underlying assets.

Diversified spread is the sale of multiple, diversified futures contracts and the purchase of other multiple, diversified offsetting futures contracts. A spread tracks the difference between a long and short position.

NOTES ON PERFORMANCE (Unaudited)

Mortgage backed security (MBS) is a type of asset-backed security that is secured by a mortgage or collection of mortgages.

Quantitative easing is the introduction of new money into the money supply by a central bank.

Shiller Barclays Cyclically Adjusted Price-to-Earnings (CAPE) Total Return Index aims to identify undervalued sectors in the large-cap equity market based on a modified CAPE® ratio, which is designed to assess longer term equity valuations by using an inflation adjusted earnings horizon.

Smart beta defines a set of investment strategies that emphasize the use of alternative index construction rules to traditional market capitalization based indices.

Swap is a derivative contract through which two parties exchange financial instruments.

1290 CONVERTIBLE SECURITIES FUND (Unaudited)

INVESTMENT ADVISER

➢	Equitable Investment Management

INVESTMENT SUB-ADVISER

➢	Palisade Capital Management, L.L.C.

PERFORMANCE RESULTS

Total Returns as of 4/30/20

		6 Months	1 Year	Since Incept.
Fund – Class A Shares*	without Sales Charge	1.56%	3.42%	5.72%
	with Sales Charge (a)	(3.02)	(1.22)	4.72
Fund – Class I Shares*		1.59	3.68	5.98
Fund – Class R Shares*		1.37	3.24	5.46
ICE BofAML U.S. Convertibles Index		1.44	4.38	7.17

* Date of inception 7/6/15. (a) A 4.50% front-end sales charge was deducted. Returns for periods less than one year are not annualized. Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

As of March 1, 2020, the gross expense ratios for Class A, I and R shares were 1.99%, 1.74% and 2.24%, respectively. The net expense ratios for Class A, I and R shares were 1.15%, 0.90% and 1.40%, respectively. The net expense ratios reflect the Adviser’s decision to contractually limit expenses through April 30, 2021. Fund Performance may also reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower.

In addition, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Overview — Palisade Capital Management, L.L.C.

Against the backdrop of COVID-19, financial market volatility, a significant decline in equity markets and a moderately higher bond market, U.S. convertibles benefited from the strength of healthcare and technology, posting modestly positive gains for the six-month period.

Fund Highlights

The Fund’s Class I shares returned 1.59% for the six-month period ended April 30, 2020. The Fund’s benchmark, the ICE BofA All U.S. Convertible Bond Index, returned 1.44% over the same time period. Positioning in health care helped performance as these issuers benefited from the current economic backdrop. Offsetting this strength was weaker performance in the consumer staples sector.

What helped performance during the six-month period ended April 30, 2020:

•

An overweight and good security selection in the health care sector, which significantly outperformed the overall convertibles return, was the largest contributor to results for the period. Notably at the security level, positions in Inovio Pharmaceuticals, Inc. 6.5% and Teladoc Health, Inc. 3.0% posted triple digit returns.

•

A significant underweight to energy, by far the worst performing sector in the benchmark for the six-month period, was also a significant contributor to results. Good security selection in the sector also added value, driven by not owning Chesapeake Energy Corporation 5.5%, which plummeted by approximately -85%.

•	The Fund was well served by underweights to the hard-hit financials and utilities sectors.

•	Elsewhere, the Fund benefited from outperformance in the telecommunications sector. Notably, the avoidance of Intelsat S.A. 4.5%, which fell by double-digit returns, drove results.

What hurt performance during the six-month period ended April 30, 2020:

•

Partially offsetting these good results, the Fund was hampered by unfavorable security selection in the consumer discretionary sector. The lack of exposure to the three Tesla issues, which rallied significantly during the period with all three issues posting over 100% returns, detracted sharply from relative underperformance.

•	Underperformance in the consumer staples sector was attributable to a disappointing return from Luckin Coffee.

•

Within information technology the benefits of an overweight to the outperforming sector were more than outweighed by unfavorable security selection. Notably, not owning Atlassian, Inc. 0.625% and Ringcentral, Inc. 0.0%, both of which produced positive double-digit returns, weighed on results.

Outlook

Looking forward, the worst of the direct effects of COVID-19 appear to be behind us and investors seem focused on the gradual resumption of economic activity and an eventual return to normalcy. Still, there remains a good deal of uncertainty as to what a new normal will

1290 CONVERTIBLE SECURITIES FUND (Unaudited)

look like, leaving the possibility of continued volatility in the months ahead. Despite the recent rebound in equity and credit markets, we believe convertibles remain attractively priced and can benefit investors willing to remain focused on the long-term, rather than on short-term, volatile, exogenous shocks. We remain focused on sectors such as health care and technology, which we believe should outperform as spending on managing COVID-19 risk as well as on technology enablement for working from home are likely to remain priorities. We will also plan to continue placing less emphasis on credit-sensitive and smaller capitalization investments as we believe these sectors could remain areas of heightened risk. Preserving capital through near-term uncertainty while positioning the Fund to benefit from an eventual economic rebound remain our primary focus.

Sector Weightings as of April 30, 2020	% of Net Assets
Information Technology	40.6%
Health Care	22.6
Financials	9.8
Consumer Discretionary	7.4
Communication Services	5.8
Industrials	4.4
Utilities	3.4
Real Estate	2.0
Materials	0.7
Energy	0.7
Consumer Staples	0.5
Investment Company	0.4
Cash and Other	1.7

100.0%

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class R shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/19	Ending Account Value 4/30/20	Expenses Paid During Period* 11/1/19 - 4/30/20
Class A
Actual	$1,000.00	$1,015.60	$5.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.11	5.81
Class I
Actual	1,000.00	1,015.90	4.55
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.35	4.56
Class R
Actual	1,000.00	1,013.70	7.05
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.87	7.06

* Expenses are equal to the Fund’s Class A, I and R shares annualized expense ratios of 1.16%, 0.91% and 1.41%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS

April 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Convertible Bonds (78.9%)
Communication Services (5.8%)
Diversified Telecommunication Services (0.5%)
Bandwidth, Inc.
0.250%, 3/1/26§	$26,000	$28,240
Vonage Holdings Corp.
1.750%, 6/1/24§	106,000	95,023

		123,263

Entertainment (3.1%)
Liberty Media Corp.-Liberty Formula One
1.000%, 1/30/23	226,000	238,732
Live Nation Entertainment, Inc.
2.500%, 3/15/23	256,000	244,506
Pandora Media LLC
1.750%, 12/1/23	177,000	198,342
Zynga, Inc.
0.250%, 6/1/24§	99,000	110,199

		791,779

Interactive Media & Services (0.9%)
Momo, Inc.
1.250%, 7/1/25	122,000	49,228
Snap, Inc.
0.250%, 5/1/25§	11,000	11,557
0.750%, 8/1/26§	101,000	104,610
Twitter, Inc.
0.250%, 6/15/24	70,000	65,260

		230,655

Media (1.3%)
DISH Network Corp.
3.375%, 8/15/26	395,000	320,187

Total Communication Services		1,465,884

Consumer Discretionary (7.4%)
Diversified Consumer Services (1.3%)
Chegg, Inc.
0.125%, 3/15/25	299,000	313,695

Hotels, Restaurants & Leisure (0.8%)
Caesars Entertainment Corp.
5.000%, 10/1/24	145,000	205,757

Internet & Direct Marketing Retail (3.7%)
Booking Holdings, Inc.
0.350%, 6/15/20	240,000	273,048
0.750%, 5/1/25§	33,000	37,234
Etsy, Inc.
(Zero Coupon), 3/1/23	167,000	310,126
IAC Financeco 3, Inc.
2.000%, 1/15/30§	300,000	313,320

		933,728

Specialty Retail (1.6%)
Burlington Stores, Inc.
2.250%, 4/15/25§	114,000	120,805
Guess?, Inc.
2.000%, 4/15/24§	100,000	64,187
RH
(Zero Coupon), 6/15/23	228,000	222,158

		407,150

Total Consumer Discretionary		1,860,330

Consumer Staples (0.2%)
Personal Products (0.2%)
Herbalife Nutrition Ltd.
2.625%, 3/15/24	$66,000	$60,060

Total Consumer Staples		60,060

Energy (0.7%)
Energy Equipment & Services (0.5%)
SEACOR Holdings, Inc.
3.250%, 5/15/30	148,000	116,292

Oil, Gas & Consumable Fuels (0.2%)
Cheniere Energy, Inc.
4.250%, 3/15/45	120,000	63,806

Total Energy		180,098

Financials (3.6%)
Banks (1.1%)
Barclays Bank plc
Series VUN
(Zero Coupon), 2/18/25	62,000	60,686
BofA Finance LLC
0.125%, 9/1/22	224,000	231,773

		292,459

Capital Markets (0.7%)
New Mountain Finance Corp.
5.750%, 8/15/23	199,000	168,626

Consumer Finance (1.7%)
Encore Capital Group, Inc.
3.250%, 10/1/25§	72,000	57,736
LendingTree, Inc.
0.625%, 6/1/22	211,000	279,606
PRA Group, Inc.
3.500%, 6/1/23	99,000	83,280

		420,622

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
Western Asset Mortgage Capital Corp. (REIT)
6.750%, 10/1/22	60,000	32,628

Total Financials		914,335

Health Care (19.3%)
Biotechnology (8.7%)
Apellis Pharmaceuticals, Inc.
3.500%, 9/15/26§	130,000	151,227
BioMarin Pharmaceutical, Inc.
1.500%, 10/15/20	211,000	227,893
Bridgebio Pharma, Inc.
2.500%, 3/15/27§	22,000	21,271
Clovis Oncology, Inc.
2.500%, 9/15/21	128,000	113,991
Coherus Biosciences, Inc.
1.500%, 4/15/26§	11,000	11,601
Exact Sciences Corp.
1.000%, 1/15/25	322,000	413,479
0.375%, 3/1/28	33,000	30,055
Incyte Corp.
1.250%, 11/15/20	75,000	139,125
Insmed, Inc.
1.750%, 1/15/25	175,000	164,281

See Notes to Financial Statements.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)

Invitae Corp.
2.000%, 9/1/24§	$83,000	$76,190
Ionis Pharmaceuticals, Inc.
1.000%, 11/15/21	147,000	157,382
Ligand Pharmaceuticals, Inc.
0.750%, 5/15/23	315,000	276,715
Neurocrine Biosciences, Inc.
2.250%, 5/15/24	150,000	210,171
Retrophin, Inc.
2.500%, 9/15/25	58,000	43,790
Sarepta Therapeutics, Inc.
1.500%, 11/15/24	93,000	164,005

		2,201,176

Health Care Equipment & Supplies (4.5%)
CONMED Corp.
2.625%, 2/1/24	101,000	106,744
DexCom, Inc.
0.750%, 12/1/23	199,000	419,178
Insulet Corp.
1.375%, 11/15/24	58,000	125,725
0.375%, 9/1/26§	200,000	224,375
Nevro Corp.
1.750%, 6/1/21	126,000	167,364
NuVasive, Inc.
2.250%, 3/15/21	71,000	81,792
0.375%, 3/15/25§	25,000	23,047

		1,148,225

Health Care Providers & Services (0.8%)
Anthem, Inc.
2.750%, 10/15/42	54,000	211,173

Health Care Technology (2.2%)
Allscripts Healthcare Solutions, Inc.
0.875%, 1/1/27§	65,000	49,758
Evolent Health, Inc.
2.000%, 12/1/21	124,000	107,182
Tabula Rasa HealthCare, Inc.
1.750%, 2/15/26§	67,000	73,935
Teladoc Health, Inc.
3.000%, 12/15/22	90,000	336,488

		567,363

Life Sciences Tools & Services (1.9%)
Illumina, Inc.
0.500%, 6/15/21	148,000	198,374
(Zero Coupon), 8/15/23	128,000	130,796
Repligen Corp.
0.375%, 7/15/24	117,000	138,431

		467,601

Pharmaceuticals (1.2%)
Horizon Pharma Investment Ltd.
2.500%, 3/15/22	91,000	119,494
Jazz Investments I Ltd.
1.875%, 8/15/21	109,000	106,065
Paratek Pharmaceuticals, Inc.
4.750%, 5/1/24	91,000	69,677

		295,236

Total Health Care		4,890,774

Industrials (3.3%)
Aerospace & Defense (0.3%)
Aerojet Rocketdyne Holdings, Inc.
2.250%, 12/15/23	46,000	75,297

Air Freight & Logistics (0.4%)
Atlas Air Worldwide Holdings, Inc.
1.875%, 6/1/24	131,000	108,730

Airlines (0.3%)
Southwest Airlines Co.
1.250%, 5/1/25	82,000	90,500

Construction & Engineering (0.7%)
Tutor Perini Corp.
2.875%, 6/15/21	209,000	170,335

Machinery (1.6%)
Chart Industries, Inc.
1.000%, 11/15/24§	88,000	78,733
Fortive Corp.
0.875%, 2/15/22	331,000	317,918

		396,651

Total Industrials		841,513

Information Technology (37.7%)
Communications Equipment (2.9%)
Infinera Corp.
2.125%, 9/1/24	122,000	108,379
InterDigital, Inc.
2.000%, 6/1/24§	199,000	200,732
Lumentum Holdings, Inc.
0.250%, 3/15/24	288,000	418,466

		727,577

Electronic Equipment, Instruments & Components (1.7%)
II-VI, Inc.
0.250%, 9/1/22	101,000	99,712
Insight Enterprises, Inc.
0.750%, 2/15/25§	132,000	132,152
TTM Technologies, Inc.
1.750%, 12/15/20	166,000	204,906

		436,770

IT Services (5.3%)
Akamai Technologies, Inc.
0.125%, 5/1/25	215,000	255,144
GDS Holdings Ltd.
2.000%, 6/1/25	23,000	28,649
KBR, Inc.
2.500%, 11/1/23	62,000	65,139
MongoDB, Inc.
0.250%, 1/15/26§	130,000	67,872
Okta, Inc.
0.250%, 2/15/23	23,000	71,994
0.125%, 9/1/25§	67,000	70,822
Square, Inc.
0.500%, 5/15/23	402,000	451,245
Twilio, Inc.
0.250%, 6/1/23	195,000	323,514

		1,334,379

See Notes to Financial Statements.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)

Semiconductors & Semiconductor Equipment (11.8%)
Advanced Micro Devices, Inc.
2.125%, 9/1/26	$53,000	$347,271
Inphi Corp.
0.750%, 9/1/21	123,000	215,481
0.750%, 4/15/25§	26,000	27,362
Microchip Technology, Inc.
1.625%, 2/15/25	259,000	472,561
1.625%, 2/15/27	485,000	606,095
Novellus Systems, Inc.
2.625%, 5/15/41	36,000	287,278
ON Semiconductor Corp.
1.000%, 12/1/20	199,000	209,158
1.625%, 10/15/23	111,000	120,963
Rambus, Inc.
1.375%, 2/1/23	91,000	88,243
Silicon Laboratories, Inc.
1.375%, 3/1/22	181,000	217,276
Synaptics, Inc.
0.500%, 6/15/22	139,000	152,069
Teradyne, Inc.
1.250%, 12/15/23	121,000	246,722

		2,990,479

Software (14.7%)
Blackline, Inc.
0.125%, 8/1/24§	93,000	98,626
Coupa Software, Inc.
0.125%, 6/15/25§	178,000	226,780
CyberArk Software Ltd.
(Zero Coupon), 11/15/24§	59,000	54,781
DocuSign, Inc.
0.500%, 9/15/23	122,000	190,088
FireEye, Inc.
0.875%, 6/1/24	255,000	219,785
Guidewire Software, Inc.
1.250%, 3/15/25	167,000	174,619
HubSpot, Inc.
0.250%, 6/1/22	120,000	220,087
New Relic, Inc.
0.500%, 5/1/23	222,000	200,488
Nutanix, Inc.
(Zero Coupon), 1/15/23	181,000	155,535
Palo Alto Networks, Inc.
0.750%, 7/1/23	288,000	295,056
Pluralsight, Inc.
0.375%, 3/1/24	116,000	95,874
Proofpoint, Inc.
0.250%, 8/15/24§	125,000	129,746
Q2 Holdings, Inc.
0.750%, 6/1/26§	104,000	111,523
RealPage, Inc.
1.500%, 11/15/22	93,000	148,936
ServiceNow, Inc.
(Zero Coupon), 6/1/22	119,000	312,244
Slack Technologies, Inc.
0.500%, 4/15/25§	53,000	58,715
Splunk, Inc.
0.500%, 9/15/23	397,000	455,556
1.125%, 9/15/25	61,000	71,383
Verint Systems, Inc.
1.500%, 6/1/21	188,000	181,991

Workday, Inc.
0.250%, 10/1/22	172,000	210,405
Zendesk, Inc.
0.250%, 3/15/23	90,000	121,620

		3,733,838

Technology Hardware, Storage & Peripherals (1.3%)
Pure Storage, Inc.
0.125%, 4/15/23	247,000	226,771
Western Digital Corp.
1.500%, 2/1/24 (e)	106,000	97,308

		324,079

Total Information Technology		9,547,122

Materials (0.3%)
Metals & Mining (0.3%)
Allegheny Technologies, Inc.
4.750%, 7/1/22	42,000	36,580
Cleveland-Cliffs, Inc.
1.500%, 1/15/25	61,000	44,526

Total Materials		81,106

Real Estate (0.6%)
Equity Real Estate Investment Trusts (REITs) (0.2%)
IH Merger Sub LLC (REIT)
3.500%, 1/15/22	54,000	62,303

Real Estate Management & Development (0.4%)
Redfin Corp.
1.750%, 7/15/23	97,000	98,528

Total Real Estate		160,831

Total Convertible Bonds		20,002,053

Total Long-Term Debt Securities (78.9%) (Cost $19,060,632)		20,002,053

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCKS:
Consumer Staples (0.3%)
Food Products (0.3%)
Bunge Ltd.,
4.875%	855	79,780

Total Consumer Staples		79,780

Financials (6.2%)
Banks (5.0%)
Bank of America Corp.,
Series L
7.250%	365	504,576
Wells Fargo & Co.,
Series L
7.500%	550	769,362

		1,273,938

Insurance (0.7%)
Assurant, Inc.,
Series D
6.500%	1,583	169,539

See Notes to Financial Statements.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

Thrifts & Mortgage Finance (0.5%)
New York Community Capital Trust V,
6.000%	2,656	$116,864

Total Financials		1,560,341

Health Care (3.3%)
Health Care Equipment & Supplies (1.5%)
Danaher Corp.,
Series A
4.750%	328	390,032

Health Care Technology (0.4%)
Change Healthcare, Inc.,
6.000%	2,328	107,693

Life Sciences Tools & Services (1.0%)
Avantor, Inc.,
Series A
6.250%	4,309	248,112

Pharmaceuticals (0.4%)
Elanco Animal Health, Inc.,
5.000%	2,020	92,920

Total Health Care		838,757

Industrials (1.1%)
Machinery (1.1%)
Fortive Corp.,
Series A
5.000%	326	270,508

Total Industrials		270,508

Information Technology (2.9%)
Semiconductors & Semiconductor Equipment (2.9%)
Broadcom, Inc.,
Series A
8.000%	727	739,679

Total Information Technology		739,679

Materials (0.4%)
Chemicals (0.4%)
International Flavors & Fragrances, Inc.,
6.000%	2,191	104,182

Total Materials		104,182

Real Estate (1.4%)
Equity Real Estate Investment Trusts (REITs) (1.4%)
Crown Castle International Corp. (REIT),
Series A
6.875%	250	348,250

Total Real Estate		348,250

Utilities (3.4%)
Electric Utilities (2.5%)
American Electric Power Co., Inc.,
6.125%	3,490	177,292
NextEra Energy, Inc.,
5.279%*	10,500	453,495

		630,787

Multi-Utilities (0.9%)
Sempra Energy,
Series A
6.000%	2,313	236,643

Total Utilities		867,430

Total Convertible Preferred Stocks (19.0%) (Cost $4,634,654)		4,808,927

SHORT-TERM INVESTMENT:
Investment Company (0.4%)
JPMorgan Prime Money Market Fund, IM Shares	103,046	103,129

Total Short-Term Investment (0.4%) (Cost $103,094)		103,129

Total Investments in Securities (98.3%) (Cost $23,798,380)		24,914,109
Other Assets Less Liabilities (1.7%)		427,720

Net Assets (100%)		$25,341,829

*	Non-income producing.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2020, the market value of these securities amounted to $2,832,159 or 11.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of April 30, 2020. Maturity date disclosed is the ultimate maturity date.

See Notes to Financial Statements.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Convertible Bonds
Communication Services	$—	$1,465,884	$—	$1,465,884
Consumer Discretionary	—	1,860,330	—	1,860,330
Consumer Staples	—	60,060	—	60,060
Energy	—	180,098	—	180,098
Financials	—	914,335	—	914,335
Health Care	—	4,890,774	—	4,890,774
Industrials	—	841,513	—	841,513
Information Technology	—	9,547,122	—	9,547,122
Materials	—	81,106	—	81,106
Real Estate	—	160,831	—	160,831
Convertible Preferred Stocks
Consumer Staples	—	79,780	—	79,780
Financials	1,560,341	—	—	1,560,341
Health Care	838,757	—	—	838,757
Industrials	270,508	—	—	270,508
Information Technology	739,679	—	—	739,679
Materials	104,182	—	—	104,182
Real Estate	348,250	—	—	348,250
Utilities	867,430	—	—	867,430
Short-Term Investment
Investment Company	103,129	—	—	103,129

Total Assets	$4,832,276	$20,081,833	$—	$24,914,109

Total Liabilities	$—	$—	$—	$—

Total	$4,832,276	$20,081,833	$—	$24,914,109

The Fund held no derivatives contracts during the six months ended April 30, 2020.

Investment security transactions for the six months ended April 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$5,214,108
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$5,133,918

As of April 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,562,369
Aggregate gross unrealized depreciation	(1,617,778)

Net unrealized appreciation	$944,591

Federal income tax cost of investments in securities and derivative instruments, if applicable	$23,969,518

See Notes to Financial Statements.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $23,798,380)	$24,914,109
Cash	646,000
Dividends, interest and other receivables	77,317
Prepaid registration and filing fees	12,104
Other assets	101

Total assets	25,649,631

LIABILITIES
Payable for Fund shares redeemed	155,003
Payable for securities purchased	82,000
Dividends and distributions payable	21,742
Transfer agent fees payable	1,520
Administrative fees payable	652
Distribution fees payable – Class A	125
Distribution fees payable – Class R	56
Accrued expenses	46,704

Total liabilities	307,802

NET ASSETS	$25,341,829

Net assets were comprised of:
Paid in capital	$23,562,036
Total distributable earnings (loss)	1,779,793

Net assets	$25,341,829

Class A
Net asset value and redemption price per share, $643,521 / 59,362 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.84
Maximum sales charge (4.50% of offering price)	0.51

Maximum offering price per share	$11.35

Class I
Net asset value and redemption price per share, $24,552,940 / 2,264,493 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.84

Class R
Net asset value and redemption price per share, $145,368 / 13,423 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.83

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2020 (Unaudited)

INVESTMENT INCOME
Interest	$138,283
Dividends	130,184

Total income	268,467

EXPENSES
Investment advisory fees	89,810
Professional fees	41,010
Administrative fees	19,245
Registration and filing fees	17,094
Printing and mailing expenses	16,235
Transfer agent fees	15,159
Custodian fees	4,196
Trustees’ fees	981
Distribution fees – Class A	770
Distribution fees – Class R	368
Miscellaneous	9,211

Gross expenses	214,079
Less: Waiver from investment adviser	(96,672)

Net expenses	117,407

NET INVESTMENT INCOME (LOSS)	151,060

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	854,468
Net change in unrealized appreciation (depreciation) on investments in securities	(626,055)

NET REALIZED AND UNREALIZED GAIN (LOSS)	228,413

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$379,473

See Notes to Financial Statements.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$151,060	$266,278
Net realized gain (loss)	854,468	1,172,228
Net change in unrealized appreciation (depreciation)	(626,055)	1,554,811

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	379,473	2,993,317

Distributions to shareholders:
Class A	(30,132)	(29,152)
Class I	(1,317,984)	(1,352,512)
Class R	(7,510)	(7,315)

Total distributions to shareholders	(1,355,626)	(1,388,979)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 9,124 and 10,409 shares, respectively ]	104,837	112,483
Capital shares issued in reinvestment of dividends [ 2,184 and 2,313 shares, respectively ]	24,340	23,148
Capital shares repurchased [ (2,898) and (10,505) shares, respectively ]	(33,720)	(110,871)

Total Class A transactions	95,457	24,760

Class I
Capital shares sold [ 144,296 and 60,599 shares, respectively ]	1,600,360	662,358
Capital shares issued in reinvestment of dividends [ 12,827 and 11,004 shares, respectively ]	142,979	110,649
Capital shares repurchased [ (81,894) and (40,367) shares, respectively ]	(843,663)	(429,627)

Total Class I transactions	899,676	343,380

Class R
Capital shares sold [ 151 and 396 shares, respectively ]	1,695	4,183
Capital shares issued in reinvestment of dividends [ 163 and 154 shares, respectively ]	1,818	1,537
Capital shares repurchased [ (8) and (9) shares, respectively ]	(88)	(103)

Total Class R transactions	3,425	5,617

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	998,558	373,757

TOTAL INCREASE (DECREASE) IN NET ASSETS	22,405	1,978,095
NET ASSETS:
Beginning of period	25,319,424	23,341,329

End of period	$25,341,829	$25,319,424

See Notes to Financial Statements.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,				July 6, 2015* to October 31, 2015
Class A			2019	2018	2017	2016
Net asset value, beginning of period	$11.23		$10.52	$10.91	$9.56	$9.56	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.09	0.13	0.16	0.14	0.03
Net realized and unrealized gain (loss)	0.14		1.22	(0.18)	1.43	0.04	(0.44)

Total from investment operations	0.19		1.31	(0.05)	1.59	0.18	(0.41)

Less distributions:
Dividends from net investment income	(0.23)		(0.23)	(0.23)	(0.24)	(0.18)	(0.03)
Distributions from net realized gains	(0.35)		(0.37)	(0.11)	—	—	—

Total dividends and distributions	(0.58)		(0.60)	(0.34)	(0.24)	(0.18)	(0.03)

Net asset value, end of period	$10.84		$11.23	$10.52	$10.91	$9.56	$9.56

Total return (b)	1.56%		13.20%	(0.46)%	16.82%	1.97%	(4.08)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$644		$572	$512	$433	$374	$206
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.16	%**	1.24%	1.30%	1.30%	1.30%	1.30%
Before waivers and reimbursements (a)(f)	1.91%		1.99%	1.94%	2.07%	2.26%	2.09%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.94%		0.87%	1.14%	1.54%	1.49%	1.09	%(l)
Before waivers and reimbursements (a)(f)	0.19%		0.12%	0.49%	0.78%	0.52%	0.30	%(l)
Portfolio turnover rate^	21	%(z)	47%	45%	41%	32%	6	%(z)

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,				July 6, 2015* to October 31, 2015
Class I			2019	2018	2017	2016
Net asset value, beginning of period	$11.24		$10.52	$10.91	$9.56	$9.56	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.12	0.15	0.18	0.17	0.04
Net realized and unrealized gain (loss)	0.13		1.23	(0.17)	1.43	0.04	(0.44)

Total from investment operations	0.20		1.35	(0.02)	1.61	0.21	(0.40)

Less distributions:
Dividends from net investment income	(0.25)		(0.26)	(0.26)	(0.26)	(0.21)	(0.04)
Distributions from net realized gains	(0.35)		(0.37)	(0.11)	—	—	—

Total dividends and distributions	(0.60)		(0.63)	(0.37)	(0.26)	(0.21)	(0.04)

Net asset value, end of period	$10.84		$11.24	$10.52	$10.91	$9.56	$9.56

Total return (b)	1.59%		13.58%	(0.23)%	17.11%	2.23%	(4.00)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$24,553		$24,600	$22,697	$22,874	$19,584	$19,073
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.91	%**	0.99%	1.05%	1.05%	1.05%	1.05%
Before waivers and reimbursements (a)(f)	1.66%		1.74%	1.69%	1.82%	1.99%	1.72%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.19%		1.12%	1.40%	1.80%	1.78%	1.37	%(l)
Before waivers and reimbursements (a)(f)	0.43%		0.37%	0.75%	1.03%	0.84%	0.70	%(l)
Portfolio turnover rate^	21	%(z)	47%	45%	41%	32%	6	%(z)

See Notes to Financial Statements.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,				July 6, 2015* to October 31, 2015
Class R			2019	2018	2017	2016
Net asset value, beginning of period	$11.23		$10.51	$10.91	$9.56	$9.56	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.07	0.10	0.13	0.12	0.03
Net realized and unrealized gain (loss)	0.13		1.23	(0.18)	1.43	0.04	(0.45)

Total from investment operations	0.17		1.30	(0.08)	1.56	0.16	(0.42)

Less distributions:
Dividends from net investment income	(0.22)		(0.21)	(0.21)	(0.21)	(0.16)	(0.02)
Distributions from net realized gains	(0.35)		(0.37)	(0.11)	—	—	—

Total dividends and distributions	(0.57)		(0.58)	(0.32)	(0.21)	(0.16)	(0.02)

Net asset value, end of period	$10.83		$11.23	$10.51	$10.91	$9.56	$9.56

Total return (b)	1.37%		13.07%	(0.78)%	16.53%	1.72%	(4.16)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$145		$147	$132	$109	$96	$96
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.41	%**	1.49%	1.55%	1.55%	1.55%	1.55%
Before waivers and reimbursements (a)(f)	2.16%		2.24%	2.19%	2.32%	2.49%	2.22%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.69%		0.62%	0.90%	1.30%	1.28%	0.87	%(l)
Before waivers and reimbursements (a)(f)	(0.07)%		(0.13)%	0.25%	0.53%	0.34%	0.20	%(l)
Portfolio turnover rate^	21	%(z)	47%	45%	41%	32%	6	%(z)
*	Commencement of Operations.
**	Includes tax expense of 0.01%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 DIVERSIFIED BOND FUND (Unaudited)

INVESTMENT ADVISER

➢	Equitable Investment Management

INVESTMENT SUB-ADVISER

➢	Brandywine Global Investment Management, LLC (Brandywine Global)

PERFORMANCE RESULTS

Total Returns as of 4/30/20

		6 Months	1 Year	Since Incept.
Fund – Class A Shares*	without Sales Charge	(1.92)%	4.36%	3.13%
	with Sales Charge (a)	(6.35)	(0.36)	2.15
Fund – Class I Shares*		(1.77)	4.63	3.41
Fund – Class R Shares*		(1.96)	4.19	2.89
Bloomberg Barclays U.S. Aggregate Bond Index		4.86	10.84	4.17

* Date of inception 7/6/15. (a) A 4.50% front-end sales charge was deducted. Returns for periods less than one year are not annualized. Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

As of March 1, 2020, the gross expense ratios for Class A, I and R shares were 1.55%, 1.34% and 1.88%, respectively. The net expense ratios for Class A, I and R shares were 0.75%, 0.50% and 1.00%, respectively. The net expense ratios reflect the Adviser’s decision to contractually limit expenses through April 30, 2021. Fund Performance may also reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower.

In addition, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Overview — Brandywine Global Investment Management, LLC

Developed Market Bonds — Through the end of 2019, global bond yields generally rose as sentiment improved to close out the year. The U.S. and China had announced an agreement on a phase one trade deal, U.S. economic data remained favorable, and Chinese growth showed signs of recovery. Buoyed by the improved outlook, crude oil and commodities recorded a particularly strong December. Lastly, the Federal Reserve (Fed), like the Bank of Japan (BOJ), held rates unchanged but indicated monetary policy would remain accommodative. Benchmark 10-year European yields, including both core and peripheral markets, and British gilt yields also rose.

Global trends were disrupted in 2020 by the emergence of COVID19. As the novel coronavirus spread into a global pandemic, fear spread among investors, driving risk-off sentiment and demand for cash, causing dislocations in bond markets, and sending equities to their biggest quarterly declines since the Global Financial Crisis. Markets also faced a second shock in the form of a Saudi-Russian oil price war, with crude hitting an 18-year low and oversupply flooding global storage capacity. Economic activity virtually shut down, prompting a barrage of fiscal and monetary stimulus. The Fed took extreme measures to curb economic fallout, lowering rates 150 basis points and implementing various measures to improve dollar liquidity, while President Trump signed a $2 trillion aid package. The European Central Bank (ECB) responded with a large, flexible, open-ended Pandemic Emergency Purchase Programme (PEPP). U.S. Treasury yields plummeted during the quarter, and the curve steepened. West Texas Intermediate (WTI) crude oil prices briefly turned negative for the first time in history before regrouping, pressured by both oversupply and the drop-off in demand. However, as the Fed expanded its bond buying program in April and continued its tremendous efforts to protect against dollar scarcity, investor confidence improved. The recovery in risk assets gained momentum after several countries began to announce plans to reopen their respective economies.

Developed Market Currencies — After showing modest strength to close out 2019, the U.S. dollar surged in the first few months of the new year as most currencies fell against the greenback as the coronavirus upended economic growth and increased uncertainty; however, the safe-haven Japanese yen was an exception. Certain trade-dependent currencies, such as the Swedish krona and the Australian and New Zealand dollars, fell during the initial shock showing their vulnerability to the decrease in Chinese growth and weakness in commodities. However, as risk sentiment improved near the end of the period with some countries announcing their plans to emerge from lockdown restrictions, many currencies improved versus the dollar. These included the British pound sterling (which recorded its first monthly gain for the year in April) and the Norwegian krone, which was supported by growing expectations for a reopening of the global economy, which would help the demand for oil.

1290 DIVERSIFIED BOND FUND (Unaudited)

Emerging Market Debt and Currencies — Year-end gains in emerging market assets hit formidable headwinds in 2020 due to various factors, including dramatically reduced Chinese growth and demand, the global spread of the coronavirus, the strong U.S. dollar, and the prolonged commodity rout, which in turn triggered sizable outflows in favor of haven assets and cash. Emerging market currencies were similarly impacted by panic selling. In response, China lowered its policy rate and introduced measures aimed at expanding liquidity and providing low-cost loans to companies impacted by the virus. In Latin America, Mexico, Chile, Colombia, and Brazil all cut rates during the first quarter. Concerns over Mexico’s growth outlook, the debt load of its state-owned oil company, Pemex, and falling oil prices prompted S&P to downgrade the country’s debt, causing longer-dated bonos to sell off. The Brazilian real, Chilean peso and Colombian peso saw similar declines while yields ticked higher, particularly for longer-dated government bonds, amid the deterioration in commodities and the economic environment. However, as some investors began to see a light at the end of the tunnel, risk assets like emerging markets generally rallied to close out the period. China’s moves to restart its economy offered a roadmap for other countries and ignited nascent optimism for a global recovery.

Credit and Mortgages — While corporate credit had a strong start to the year and held up relatively well until late February, March saw sizable spread widening across all segments. Structured credit was similarly impacted. However, the Fed’s all-in bond buying program revived investment grade activity. There was a surge of new issuance in March, particularly within financials, and some issues saw strong demand and significant spread compression when those deals came to market. The eventual easing of risk-off sentiment was fueled by the Fed’s announcement that its open-ended quantitative easing would be expanded beyond investment grade credit to provide a backstop for fallen angels and high yield exchange-traded funds (ETFs). Credit spreads rallied across investment grade and high yield, with U.S. credit outperforming Europe to close out the period. However, structured credit significantly lagged the recovery seen in corporates. Despite unprecedented mortgage and housing relief extended to borrowers, investors remained concerned over the potential impact of massive layoffs on income and the housing market.

Fund Highlights

During the six-month period ending April 30, 2020, the 1290 Diversified Bond Fund returned -0.74% for the period while the Fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, had a return of 4.86%. Both bond and currency allocations within the Fund lagged the benchmark; however, two thirds of the underperformance was attributable to the latter. Overshadowing the Fund’s overall performance was the sharp drawdown in March as the market reacted to the COVID-19 pandemic and its potential impact on global growth. The resulting rush into U.S. dollars caused a majority of global currencies to weaken against the greenback, affecting many of the Fund’s non-U.S. dollar positions.

What helped performance during the six-month period ended April 30, 2020:

•

The Fund’s allocation to U.S. corporates was additive to performance. During the March market decline, the Fund purchased new issue, quality corporates with good cash flow which benefited greatly as markets, started to recover.

•	Select local currency emerging market bonds were positive, such as Argentina, which rallied in April off of the debt restructuring proposal.

•

Italian exposure through government bonds and futures was a notable positive as well. The securities were in demand at the end of the period as the European Union stated its intentions to apply more funds to the country as a result of its impact from COVID-19.

•

Futures are used in the strategy for exposure to, or to hedge against, a security without having to purchase the underlying bond. During the period, the Fund purchased bond futures of U.S. Treasuries and select European sovereigns, specifically German bunds and Italian BTPs. Interest rate swaps were also used for allocation in Hungarian government bonds, as the country does not have a bond futures market. The use of both instruments was positive to performance.

What hurt performance during the six-month period ended April 30, 2020:

•	The Fund’s duration underweight (and eventual absence at the end of the period) of U.S. Treasuries detracted from performance vs. the benchmark as the bonds rallied due to its safe haven status.

•	Both the Fund’s agency and non-agency mortgage-backed securities (MBS) positions lagged the benchmark.

•

Select government bond positions such as Indonesia and Spain underperformed. The former sold off due to uncertainties regarding commodity prices and trade while the latter’s yields rose as the country struggled under the impact of COVID-19.

•	A majority of the Fund’s developed and emerging market currencies detracted off U.S. dollar appreciation; notable were the Chilean and Mexican pesos, Brazilian real and British pound.

•

The Fund utilizes currency forwards for non-U.S. dollar exposure or hedges back to U.S. dollars. As the U.S. dollar appreciated against most currencies during the period, the currency forward positions detracted from performance on average.

•

In certain environments, the strategy uses credit default swaps for exposure or hedges to various issues, sectors, or indices. These instruments allow the Fund to achieve the desired exposure while remaining nimble amidst cases of extreme market volatility. During the period, the Fund occasionally had exposures to investment grade

1290 DIVERSIFIED BOND FUND (Unaudited)

and high yield corporate indices (in addition to select issuers), which detracted from performance overall.

Outlook

Any macro forecast is conjecture at this point, depending on the strategy for managing the pandemic once the infection rate curve has flattened and on when people are asked to return to work. An initial bounce followed by gradual recovery seems the most likely outcome once the lockdowns start to lift. The supply side of the economy should respond quickly, but the demand side could be impaired much longer, and there probably will be structural changes as a result of this experience. While the Fed and other central banks have responded quickly and confidently, there likely will be a residual deflationary output gap for some time. Central to that outlook is the U.S. dollar. In a dollar-centric world, bound by zero rates, there has been a strong negative correlation between the dollar and inflation expectations. We believe the world needs an accommodative Fed and a softer dollar. Hopefully, the Fed will progress from crisis fighting to positive forward guidance to address the need for sustained reflationary policy.

Sector Weightings as of April 30, 2020	% of Net Assets
Foreign Government Securities	23.4%
Financials	19.6
Information Technology	9.8
Collateralized Mortgage Obligations	7.4
Industrials	7.0
Commercial Mortgage-Backed Securities	7.0
Energy	5.2
Materials	4.8
Asset-Backed Securities	2.3
Consumer Discretionary	2.2
Consumer Staples	2.0
Utilities	1.6
Communication Services	1.1
Health Care	0.4
Cash and Other	6.2

100.0%

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class R shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/19	Ending Account Value 4/30/20	Expenses Paid During Period* 11/1/19 - 4/30/20
Class A
Actual	$1,000.00	$980.80	$3.69
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.13	3.77
Class I
Actual	1,000.00	982.30	2.46
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.38	2.51
Class R
Actual	1,000.00	980.40	4.93
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.89	5.02

* Expenses are equal to the Fund’s Class A, I and R shares annualized expense ratios of 0.75%, 0.50% and 1.00%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (2.3%)
Aames Mortgage Investment Trust,
Series 2006-1 A4 1.047%, 4/25/36 (l)	$1,090,283	$1,034,189
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-WHQ2 M2 1.177%, 5/25/35 (l)	498,966	471,201
Popular ABS Mortgage Pass-Through Trust,
Series 2005-5 MV1 0.927%, 11/25/35 (l)	602,984	570,245
Towd Point Mortgage Trust,
Series 2018-3 A2 3.875%, 5/25/58 (l)§	345,000	350,940

Total Asset-Backed Securities		2,426,575

Collateralized Mortgage Obligations (7.4%)
Angel Oak Mortgage Trust,
Series 2019-5 A2 2.716%, 10/25/49 (l)§	2,825,577	2,848,925
Series 2019-6 A1 2.620%, 11/25/59 (l)§	1,027,602	1,036,968
Angel Oak Mortgage Trust I LLC,
Series 2019-2 A1 3.628%, 3/25/49 (l)§	597,176	614,781
Connecticut Avenue Securities Trust,
Series 2018-R07 1M2 2.887%, 4/25/31 (l)§	718,052	670,288
FNMA,
Series 2018-C06 1M2 2.487%, 3/25/31 (l)	695,494	625,828
Residential Mortgage Loan Trust,
Series 2019-3 A1 2.633%, 9/25/59 (l)§	1,436,412	1,429,691
TDA CAM FTA,
Series 9 B 0.208%, 4/28/50 (l)(m)	EUR 800,000	566,562

Total Collateralized Mortgage Obligations		7,793,043

Commercial Mortgage-Backed Securities (7.0%)
Commercial Mortgage Trust,
Series 2014-CR14 AM 4.526%, 2/10/47 (l)	$2,716,000	2,859,133
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE4 A 1.794%, 5/15/36 (l)§	730,000	710,378
FHLMC Multifamily Structured Pass-Through Certificates,
Series K722 X1 1.439%, 3/25/23 IO (l)	12,967,960	370,111
FREMF Mortgage Trust,
Series 2017-K61 C 3.810%, 12/25/49 (l)§	1,305,000	1,183,801

JPMBB Commercial Mortgage Securities Trust,
Series 2015-C32 C 4.805%, 11/15/48 (l)	2,765,280	2,251,486

Total Commercial Mortgage-Backed Securities		7,374,909

Corporate Bonds (53.7%)
Communication Services (1.1%)
Entertainment (0.9%)
Walt Disney Co. (The)
4.625%, 3/23/40	275,000	344,253
4.700%, 3/23/50	480,000	642,967

		987,220

Media (0.2%)
Comcast Corp.
3.400%, 4/1/30	130,000	146,007
3.750%, 4/1/40	50,000	57,315

		203,322

Total Communication Services		1,190,542

Consumer Discretionary (2.2%)
Hotels, Restaurants & Leisure (0.8%)
McDonald’s Corp.
3.600%, 7/1/30	80,000	90,265
3.625%, 9/1/49	105,000	115,586
4.200%, 4/1/50	145,000	173,753
Scientific Games International, Inc.
5.000%, 10/15/25§	535,000	465,541

		845,145

Specialty Retail (1.2%)
Home Depot, Inc. (The)
3.300%, 4/15/40	100,000	109,393
3.350%, 4/15/50	90,000	99,854
Lowe’s Cos., Inc.
5.000%, 4/15/40	75,000	92,028
5.125%, 4/15/50	195,000	255,500
PetSmart, Inc.
5.875%, 6/1/25§	710,000	715,325

		1,272,100

Textiles, Apparel & Luxury Goods (0.2%)
NIKE, Inc.
3.250%, 3/27/40	90,000	97,712
3.375%, 3/27/50	90,000	101,007

		198,719

Total Consumer Discretionary		2,315,964

Consumer Staples (2.0%)
Beverages (1.4%)
Anheuser-Busch InBev Worldwide, Inc.
4.500%, 6/1/50	1,015,000	1,136,723
Coca-Cola Co. (The)
4.125%, 3/25/40	85,000	105,822
4.200%, 3/25/50	140,000	181,501

		1,424,046

Food Products (0.4%)
BRF SA
4.875%, 1/24/30§	510,000	441,804

Household Products (0.2%)
Procter & Gamble Co. (The)
3.550%, 3/25/40	100,000	120,093
3.600%, 3/25/50	85,000	106,110

		226,203

Total Consumer Staples		2,092,053

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Energy (5.2%)
Oil, Gas & Consumable Fuels (5.2%)
Concho Resources, Inc.
4.875%, 10/1/47	$900,000	$897,934
Exxon Mobil Corp.
4.114%, 3/1/46	900,000	1,056,036
Petroleos Mexicanos
6.500%, 6/2/41	665,000	444,718
7.690%, 1/23/50§	1,675,000	1,231,125
Saudi Arabian Oil Co.
4.375%, 4/16/49§	1,785,000	1,863,094

		5,492,907

Total Energy		5,492,907

Financials (19.6%)
Banks (12.9%)
Bank of America Corp.
(ICE LIBOR USD 3 Month + 3.15%), 4.083%, 3/20/51 (k)	2,275,000	2,738,590
Canadian Imperial Bank of Commerce
(SOFR + 0.80%), 1.060%, 3/17/23 (k)	1,510,000	1,455,746
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.25%), 2.683%, 7/1/26 (k)	605,000	585,988
(SOFR + 4.55%), 5.316%, 3/26/41 (k)	2,520,000	3,245,349
JPMorgan Chase & Co.
(SOFR + 3.79%), 4.493%, 3/24/31 (k)	2,610,000	3,079,399
(SOFR + 2.44%), 3.109%, 4/22/51 (k)	425,000	439,858
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 3.77%), 4.478%, 4/4/31 (k)	1,020,000	1,178,436
(ICE LIBOR USD 3 Month + 4.24%), 5.013%, 4/4/51 (k)	700,000	917,390

		13,640,756

Capital Markets (5.8%)
Ares Capital Corp.
4.250%, 3/1/25	280,000	265,506
FS KKR Capital Corp.
4.750%, 5/15/22	287,000	276,342
4.625%, 7/15/24	150,000	128,188
Goldman Sachs BDC, Inc.
3.750%, 2/10/25	1,045,000	1,032,146
Morgan Stanley
(SOFR + 4.84%), 5.597%, 3/24/51 (k)	1,780,000	2,566,918
Nasdaq, Inc.
3.250%, 4/28/50	505,000	503,093
Owl Rock Capital Corp.
5.250%, 4/15/24	645,000	619,806
4.000%, 3/30/25	335,000	306,553
UBS Group AG
(ICE LIBOR USD 3 Month + 1.22%), 2.903%, 5/23/23 (k)§	450,000	443,899

		6,142,451

Consumer Finance (0.2%)
Toyota Motor Credit Corp.
3.375%, 4/1/30	190,000	205,069

Insurance (0.7%)
American International Group, Inc.
4.500%, 7/16/44	435,000	479,962
Markel Corp.
3.350%, 9/17/29	165,000	170,219
Prudential Financial, Inc.
4.350%, 2/25/50	145,000	167,605

		817,786

Total Financials		20,806,062

Health Care (0.4%)
Health Care Providers & Services (0.4%)
CVS Health Corp.
4.125%, 4/1/40	145,000	163,008
4.250%, 4/1/50	185,000	215,090

		378,098

Total Health Care		378,098

Industrials (7.0%)
Aerospace & Defense (2.8%)
Boeing Co. (The)
3.750%, 2/1/50	2,365,000	1,882,237
3.950%, 8/1/59	305,000	238,900
General Dynamics Corp.
4.250%, 4/1/40	155,000	192,079
4.250%, 4/1/50	60,000	77,673
Northrop Grumman Corp.
5.150%, 5/1/40	235,000	312,220
5.250%, 5/1/50	235,000	332,959

		3,036,068

Air Freight & Logistics (2.0%)
FedEx Corp.
5.250%, 5/15/50	755,000	912,803
United Parcel Service, Inc.
5.200%, 4/1/40	220,000	292,970
5.300%, 4/1/50	630,000	899,285

		2,105,058

Airlines (0.5%)
Delta Air Lines, Inc.
7.000%, 5/1/25§	493,000	505,992

Industrial Conglomerates (1.1%)
3M Co.
3.700%, 4/15/50	285,000	337,420
General Electric Co.
4.350%, 5/1/50	810,000	815,825

		1,153,245

Machinery (0.5%)
Snap-on, Inc.
3.100%, 5/1/50	560,000	548,053

Road & Rail (0.1%)
Burlington Northern Santa Fe LLC
4.700%, 9/1/45	75,000	95,484

Total Industrials		7,443,900

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Information Technology (9.8%)
IT Services (1.7%)
International Business Machines Corp.
4.250%, 5/15/49		$1,315,000	$1,605,088
Mastercard, Inc.
3.350%, 3/26/30		75,000	85,414
3.850%, 3/26/50		80,000	98,844

			1,789,346

Semiconductors & Semiconductor Equipment (2.9%)
Broadcom, Inc.
3.125%, 10/15/22§		360,000	372,454
3.625%, 10/15/24§		340,000	357,407
Intel Corp.
4.750%, 3/25/50		415,000	580,657
4.950%, 3/25/60		150,000	214,250
NVIDIA Corp.
3.500%, 4/1/40		195,000	218,862
3.500%, 4/1/50		300,000	343,523
NXP BV
3.400%, 5/1/30§		515,000	514,833
Qorvo, Inc.
5.500%, 7/15/26		400,000	420,000

			3,021,986

Software (3.4%)
Oracle Corp.
3.600%, 4/1/50		1,010,000	1,141,066
3.850%, 4/1/60		930,000	1,075,135
VMware, Inc.
4.700%, 5/15/30		1,270,000	1,359,209

			3,575,410

Technology Hardware, Storage & Peripherals (1.8%)
Dell International LLC
7.125%, 6/15/24§		485,000	503,187
6.020%, 6/15/26§		1,245,000	1,350,357
Hewlett Packard Enterprise Co.
6.200%, 10/15/35 (e)		75,000	87,944

			1,941,488

Total Information Technology			10,328,230

Materials (4.8%)
Chemicals (0.3%)
LYB International Finance III LLC
4.200%, 5/1/50		365,000	369,837

Metals & Mining (4.5%)
Anglo American Capital plc
5.625%, 4/1/30§		990,000	1,087,248
First Quantum Minerals Ltd.
6.500%, 3/1/24§		590,000	513,300
Freeport-McMoRan, Inc.
5.450%, 3/15/43		2,385,000	2,182,037
Steel Dynamics, Inc.
3.450%, 4/15/30		1,000,000	955,259

			4,737,844

Total Materials			5,107,681

Utilities (1.6%)
Electric Utilities (0.6%)
DPL, Inc.
7.250%, 10/15/21		239,000	242,884
Exelon Corp.
4.050%, 4/15/30		140,000	159,906
4.700%, 4/15/50		200,000	257,819

			660,609

Multi-Utilities (1.0%)
Consolidated Edison Co. of New York, Inc.
Series 20A 3.350%, 4/1/30		750,000	828,229
Series 20B 3.950%, 4/1/50		210,000	249,139

			1,077,368

Total Utilities			1,737,977

Total Corporate Bonds			56,893,414

Foreign Government Securities (23.4%)
Boncer Government Bond
2.500%, 7/22/21 TIPS (r)	ARS	180,531,898	760,481
Bonos and Obligaciones del Estado
2.700%, 10/31/48 (m)	EUR	1,660,000	2,348,927
Buoni Poliennali del Tesoro
3.850%, 9/1/49 (m)		1,050,000	1,446,772
Mex Bonos Desarr Fix Rt
7.500%, 6/3/27	MXN	9,700,000	432,029
8.500%, 5/31/29		81,200,000	3,806,092
8.000%, 11/7/47		157,100,000	6,707,843
Republic of Indonesia
9.000%, 3/15/29	IDR	26,500,000,000	1,889,294
8.250%, 5/15/29		15,200,000,000	1,038,837
7.500%, 6/15/35		31,600,000,000	2,014,965
7.500%, 4/15/40		53,300,000,000	3,368,940
Russian Federation
7.650%, 4/10/30	RUB	64,000,000	964,318

Total Foreign Government Securities			24,778,498

Total Long-Term Debt Securities (93.8%) (Cost $99,738,342)			99,266,439

Total Investments in Securities (93.8%) (Cost $99,738,342)			99,266,439
Other Assets Less Liabilities (6.2%)			6,588,794

Net Assets (100%)			$105,855,233

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2020, the market value of these securities amounted to $19,211,338 or 18.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of April 30, 2020. Maturity date disclosed is the ultimate maturity date.

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2020 (Unaudited)

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of April 30, 2020.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At April 30, 2020, the market value of these securities amounted to $4,362,261 or 4.1% of net assets.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of April 30, 2020.
(r)	Value determined using significant unobservable inputs.

Glossary:

ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CZK	— Czech Koruna
EUR	— European Currency Unit
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
HUF	— Hungarian Forint
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
IO	— Interest Only
JPY	— Japanese Yen
KRW	— Korean (South) Won
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
TIPS	— Treasury Inflation Protected Security
THB	— Thailand Baht
USD	— United States Dollar
ZAR	— South African Rand

Country Diversification As a Percentage of Total Net Assets
Argentina	0.7%
Belgium	1.1
Brazil	0.4
Canada	1.4
Indonesia	7.8
Italy	1.4
Mexico	11.9
Netherlands	0.5
Russia	0.9
Saudi Arabia	1.8
South Africa	1.0
Spain	2.8
Switzerland	0.4
United States	61.2
Zambia	0.5
Cash and Other	6.2

100.0%

Futures contracts outstanding as of April 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-BTP	67	6/2020	EUR	10,176,282	82,058

					82,058

Short Contracts
U.S. Treasury Ultra Bond	(37)	6/2020	USD	(8,316,906)	4,582

					4,582

					86,640

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2020 (Unaudited)

Forward Foreign Currency Contracts outstanding as of April 30, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
MXN	50,000,000	USD	2,070,991	Goldman Sachs Bank USA	5/13/2020	399
USD	2,285,150	MXN	44,700,000	Barclays Bank plc	5/13/2020	433,327
USD	3,560,255	MXN	68,700,000	Goldman Sachs Bank USA	5/13/2020	714,165
USD	4,043,113	MXN	80,800,000	HSBC Bank plc	5/13/2020	695,747
USD	1,545,348	MXN	30,000,000	JPMorgan Chase Bank	5/13/2020	302,514
NOK	22,000,000	USD	2,127,186	Citibank NA	5/18/2020	20,349
AUD	5,030,000	USD	3,109,579	JPMorgan Chase Bank	5/29/2020	168,507
HUF	1,040,000,000	USD	3,183,963	Citibank NA	6/10/2020	47,384
USD	3,241,575	HUF	1,000,000,000	Citibank NA	6/10/2020	134,511
USD	6,719,834	CHF	6,210,000	Goldman Sachs Bank USA	6/11/2020	279,261
USD	11,791,262	EUR	10,430,000	JPMorgan Chase Bank	6/12/2020	352,451
CLP	7,190,000,000	USD	8,584,870	HSBC Bank plc**	6/15/2020	36,472
GBP	4,920,000	USD	5,781,738	Citibank NA	6/16/2020	416,145
GBP	1,160,000	USD	1,361,216	JPMorgan Chase Bank	6/16/2020	100,074
THB	101,100,000	USD	3,114,315	JPMorgan Chase Bank	6/22/2020	10,487
USD	920,205	BRL	4,840,000	HSBC Bank plc**	7/10/2020	34,335
NZD	3,470,000	USD	2,120,135	HSBC Bank plc	7/22/2020	7,383
CAD	10,480,000	USD	7,529,267	Citibank NA	7/23/2020	1,254
KRW	4,910,000,000	USD	3,996,093	Citibank NA**	7/28/2020	41,017

Total unrealized appreciation						3,795,782

MXN	53,700,000	USD	2,841,796	Citibank NA	5/13/2020	(617,124)
MXN	7,800,000	USD	415,219	Goldman Sachs Bank USA	5/13/2020	(92,082)
MXN	107,900,000	USD	4,651,650	HSBC Bank plc	5/13/2020	(181,591)
MXN	37,200,000	USD	1,945,780	JPMorgan Chase Bank	5/13/2020	(404,666)
USD	2,021,312	MXN	50,500,000	JPMorgan Chase Bank	5/13/2020	(70,791)
NOK	18,600,000	USD	2,017,842	HSBC Bank plc	5/18/2020	(202,198)
USD	1,779,376	NOK	18,600,000	Goldman Sachs Bank USA	5/18/2020	(36,267)
USD	3,015,133	AUD	5,030,000	Citibank NA	5/29/2020	(262,953)
HUF	2,282,000,000	USD	7,730,769	HSBC Bank plc	6/10/2020	(640,449)
USD	3,880,028	HUF	1,282,000,000	Citibank NA	6/10/2020	(103,228)
CHF	6,210,000	USD	6,481,694	JPMorgan Chase Bank	6/11/2020	(41,121)
JPY	446,000,000	USD	4,172,343	Morgan Stanley	6/11/2020	(14,036)
USD	3,171,457	CHF	3,090,000	Citibank NA	6/11/2020	(33,273)
USD	4,028,980	JPY	446,000,000	Citibank NA	6/11/2020	(129,327)
EUR	2,890,000	USD	3,231,020	Citibank NA	6/12/2020	(61,493)
EUR	5,040,000	USD	5,777,982	HSBC Bank plc	6/12/2020	(250,503)
EUR	4,720,000	USD	5,252,697	JPMorgan Chase Bank	6/12/2020	(76,169)
KRW	5,320,000,000	USD	4,435,437	HSBC Bank plc**	6/12/2020	(66,472)
USD	9,692,420	EUR	8,940,000	JPMorgan Chase Bank	6/12/2020	(112,275)
USD	2,077,860	KRW	2,610,000,000	HSBC Bank plc**	6/12/2020	(65,561)
USD	2,034,694	CLP	1,750,000,000	HSBC Bank plc**	6/15/2020	(63,685)
USD	7,602,205	GBP	6,080,000	HSBC Bank plc	6/16/2020	(56,968)
USD	3,094,772	THB	101,100,000	JPMorgan Chase Bank	6/22/2020	(30,030)
USD	1,897,483	ZAR	35,600,000	HSBC Bank plc	6/30/2020	(11,896)
ZAR	35,600,000	USD	2,034,708	Citibank NA	6/30/2020	(125,329)
BRL	4,840,000	USD	923,118	HSBC Bank plc**	7/10/2020	(37,249)
CZK	76,400,000	USD	3,126,215	JPMorgan Chase Bank	7/20/2020	(33,937)
USD	7,428,778	CAD	10,480,000	JPMorgan Chase Bank	7/23/2020	(101,743)
USD	7,563,496	IDR	121,500,000,000	JPMorgan Chase Bank**	7/27/2020	(514,431)
USD	876,191	RUB	66,000,000	Citibank NA**	7/29/2020	(1,780)

Total unrealized depreciation						(4,438,627)

Net unrealized depreciation						(642,845)

**	Non-deliverable forward.

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2020 (Unaudited)

Centrally Cleared Credit default swap contracts outstanding — sell protection as of April 30, 2020 (Note 1):

Reference Obligation/Index	Financing Rate (Paid)/ Received by the Fund (%)	Frequency of Payments Made/ Received	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North American Investment Grade Index Series 34-V1	1.00	Quarterly	6/20/2025	0.87	USD	20,310,000	(28,821)	181,524	152,703
iTraxx Europe Main Index Series 33-V1	1.00	Quarterly	6/20/2025	0.81	EUR	9,475,000	76,028	38,542	114,570
Goodyear Tire & Rubber Co. (The)	5.00	Quarterly	6/20/2022	3.80	USD	1,010,000	82,398	(51,797)	30,601
Sprint Communications, Inc.	5.00	Quarterly	6/20/2021	0.64	USD	1,020,000	41,942	14,887	56,829

							171,547	183,156	354,703

CDX North American High Yield Index Series 34-V1	5.00	Quarterly	6/20/2025	6.28	USD	5,420,000	(234,376)	(18,643)	(253,019)
Dell, Inc.	1.00	Quarterly	12/20/2024	2.12	USD	2,200,000	(50,692)	(55,226)	(105,918)
United States Steel Corp.	5.00	Quarterly	6/20/2021	13.86	USD	520,000	23,523	(67,740)	(44,217)

							(261,545)	(141,609)	(403,154)

Total Centrally Cleared Credit default swap contracts outstanding							(89,998)	41,547	(48,451)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$2,426,575	$—	$2,426,575
Centrally Cleared Credit Default Swaps	—	234,953	—	234,953
Collateralized Mortgage Obligations	—	7,793,043	—	7,793,043
Commercial Mortgage-Backed Securities	—	7,374,909	—	7,374,909
Corporate Bonds
Communication Services	—	1,190,542	—	1,190,542
Consumer Discretionary	—	2,315,964	—	2,315,964
Consumer Staples	—	2,092,053	—	2,092,053
Energy	—	5,492,907	—	5,492,907
Financials	—	20,806,062	—	20,806,062
Health Care	—	378,098	—	378,098
Industrials	—	7,443,900	—	7,443,900
Information Technology	—	10,328,230	—	10,328,230
Materials	—	5,107,681	—	5,107,681
Utilities	—	1,737,977	—	1,737,977
Foreign Government Securities	—	24,018,017	760,481	24,778,498
Forward Currency Contracts	—	3,795,782	—	3,795,782
Futures	86,640	—	—	86,640

Total Assets	$86,640	$102,536,693	$760,481	$103,383,814

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2020 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total

Liabilities:
Centrally Cleared Credit Default Swaps	$—	$(193,406)	$—	$(193,406)
Forward Currency Contracts	—	(4,438,627)	—	(4,438,627)

Total Liabilities	$—	$(4,632,033)	$—	$(4,632,033)

Total	$86,640	$97,904,660	$760,481	$98,751,781

Fair Values of Derivative Instruments as of April 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$86,640 *
Foreign exchange contracts	Receivables	3,795,782
Credit contracts	Receivables	234,953

Total		$4,117,375

	Liability Derivatives
Foreign exchange contracts	Payables	$(4,438,627)
Credit contracts	Payables	(193,406)

Total		$(4,632,033)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended April 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$357,273	$—	$122,969	$480,242
Foreign exchange contracts	—	(670,273)	—	(670,273)
Credit contracts	—	—	(2,012,570)	(2,012,570)

Total	$357,273	$(670,273)	$(1,889,601)	$(2,202,601)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$56,632	$—	$—	$56,632
Foreign exchange contracts	—	(809,817)	—	(809,817)
Credit contracts	—	—	16,695	16,695

Total	$56,632	$(809,817)	$16,695	$(736,490)

^ The Fund held forward foreign currency contracts, futures and swaps contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2020 (Unaudited)

The Fund held swap contracts with an average notional balance of approximately $19,410,000, forward foreign currency contracts with an average settlement value of approximately $119,355,000 and futures contracts with an average notional balance of approximately $26,254,000 during the six months ended April 30, 2020.

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Fund as of April 30, 2020:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Barclays Bank plc	$433,327	$—	$—	$433,327
Citibank NA	660,660	(660,660)	—	—
Goldman Sachs Bank USA	993,825	(128,349)	—	865,476
HSBC Bank plc	773,937	(773,937)	—	—
JPMorgan Chase Bank	934,033	(934,033)	—	—

Total	$3,795,782	$(2,496,979)	$—	$1,298,803

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Citibank NA	$1,334,507	$(660,660)	$—	$673,847
Goldman Sachs Bank USA	128,349	(128,349)	—	—
HSBC Bank plc	1,576,572	(773,937)	(170,000)	632,635
JPMorgan Chase Bank	1,385,163	(934,033)	(290,000)	161,130
Morgan Stanley	14,036	—	—	14,036

Total	$4,438,627	$(2,496,979)	$(460,000)	$1,481,648

(a)	For financial reporting purposes the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended April 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$93,887,228
Long-term U.S. government debt securities	72,595,402

$166,482,630

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$67,327,373
Long-term U.S. government debt securities	78,116,811

$145,444,184

As of April 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,373,852
Aggregate gross unrealized depreciation	(11,588,886)

Net unrealized depreciation	$(1,215,034)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$99,876,817

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $99,738,342)	$99,266,439
Cash	603,616
Cash held as collateral for forward foreign currency contracts	460,000
Unrealized appreciation on forward foreign currency contracts	3,795,782
Variation Margin on Centrally Cleared Swaps	3,435,042
Due from broker for futures variation margin	1,204,904
Receivable for securities sold	998,309
Dividends, interest and other receivables	916,888
Receivable for Fund shares sold	545,559
Prepaid registration and filing fees	21,826
Other assets	8,951

Total assets	111,257,316

LIABILITIES
Foreign currency overdraft payable	18,945
Unrealized depreciation on forward foreign currency contracts	4,438,627
Payable for securities purchased	513,702
Payable for Fund shares redeemed	347,743
Distribution fees payable – Class A	1,273
Administrative fees payable	835
Trustees’ fees payable	230
Distribution fees payable – Class R	53
Accrued expenses	80,675

Total liabilities	5,402,083

NET ASSETS	$105,855,233

Net assets were comprised of:
Paid in capital	$109,813,637
Total distributable earnings (loss)	(3,958,404)

Net assets	$105,855,233

Class A
Net asset value and redemption price per share, $6,336,929 / 654,506 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.68
Maximum sales charge (4.50% of offering price)	0.46

Maximum offering price per share	$10.14

Class I
Net asset value and redemption price per share, $99,386,390 / 10,233,807 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.71

Class R
Net asset value and redemption price per share, $131,914 / 13,642 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.67

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2020 (Unaudited)

INVESTMENT INCOME
Interest	$2,498,766
Dividends	25,384

Total income	2,524,150

EXPENSES
Investment advisory fees	301,460
Professional fees	76,936
Administrative fees	75,366
Printing and mailing expenses	35,819
Transfer agent fees	31,877
Registration and filing fees	23,350
Custodian fees	20,295
Distribution fees – Class A	6,928
Trustees’ fees	3,618
Distribution fees – Class R	344
Miscellaneous	14,552

Gross expenses	590,545
Less: Waiver from investment adviser	(332,370)

Net expenses	258,175

NET INVESTMENT INCOME (LOSS)	2,265,975

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(1,498,788)
Futures contracts	357,273
Forward foreign currency contracts	(670,273)
Foreign currency transactions	92,460
Swaps	(1,889,601)

Net realized gain (loss)	(3,608,929)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(349,159)
Futures contracts	56,632
Forward foreign currency contracts	(809,817)
Foreign currency translations	(16,676)
Swaps	16,695

Net change in unrealized appreciation (depreciation)	(1,102,325)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(4,711,254)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,445,279)

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,265,975	$2,144,112
Net realized gain (loss)	(3,608,929)	2,739,734
Net change in unrealized appreciation (depreciation)	(1,102,325)	1,170,648

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,445,279)	6,054,494

Distributions to shareholders:
Class A	(285,275)	(81,362)
Class I	(4,265,925)	(2,130,998)
Class R	(6,818)	(4,205)

Total distributions to shareholders	(4,558,018)	(2,216,565)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 437,997 and 432,884 shares, respectively ]	4,437,770	4,348,727
Capital shares issued in reinvestment of dividends [ 28,380 and 7,599 shares, respectively ]	280,472	77,418
Capital shares repurchased [ (183,897) and (88,427) shares, respectively ]	(1,836,455)	(910,471)

Total Class A transactions	2,881,787	3,515,674

Class I
Capital shares sold [ 3,884,151 and 5,191,046 shares, respectively ]	38,882,516	52,777,026
Capital shares issued in reinvestment of dividends [ 286,240 and 87,879 shares, respectively ]	2,834,997	899,213
Capital shares repurchased [ (1,774,055) and (650,622) shares, respectively ]	(16,979,792)	(6,704,718)

Total Class I transactions	24,737,721	46,971,521

Class R
Capital shares sold [ 1,430 and 3,873 shares, respectively ]	14,229	39,837
Capital shares issued in reinvestment of dividends [ 208 and 48 shares, respectively ]	2,059	490
Capital shares repurchased [ (2,025) and (17) shares, respectively ]	(19,188)	(166)

Total Class R transactions	(2,900)	40,161

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	27,616,608	50,527,356

TOTAL INCREASE (DECREASE) IN NET ASSETS	20,613,311	54,365,285
NET ASSETS:
Beginning of period	85,241,922	30,876,637

End of period	$105,855,233	$85,241,922

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,					July 6, 2015* to October 31, 2015
Class A			2019	2018		2017	2016
Net asset value, beginning of period	$10.34		$9.52	$10.12		$9.89	$9.82	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.21		0.41 **	0.26		0.19	0.16	0.01
Net realized and unrealized gain (loss)	(0.39)		0.80	(0.40)		0.23	0.17	(0.16)

Total from investment operations	(0.18)		1.21	(0.14)		0.42	0.33	(0.15)

Less distributions:
Dividends from net investment income	(0.15)		(0.39)	(0.43)		(0.19)	(0.10)	(0.03)
Distributions from net realized gains	(0.33)		—	—		—	—	—
Return of capital	—		—	(0.03)		—	(0.16)	—

Total dividends and distributions	(0.48)		(0.39)	(0.46)		(0.19)	(0.26)	(0.03)

Net asset value, end of period	$9.68		$10.34	$9.52		$10.12	$9.89	$9.82

Total return (b)	(1.92)%		12.97%	(1.44)%		4.25%	3.39%	(1.54)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,337		$3,848	$190		$111	$109	$98
Ratio of expenses to average net assets:
After waivers (a)(f)	0.75%		0.75%	1.05%		1.30%	1.40%	1.40%
Before waivers (a)(f)	1.41%		1.55%	1.85%		1.76%	1.84%	1.62%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	4.27%		4.00%**	2.63%		1.93%	1.68%	0.37	%(l)
Before waivers (a)(f)	3.61%		3.19%**	1.83%		1.48%	1.24%	0.15	%(l)
Portfolio turnover rate^	156	%(z)	194%	139	%***	117%	152%	77	%(z)

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,					July 6, 2015* to October 31, 2015
Class I			2019	2018		2017	2016
Net asset value, beginning of period	$10.37		$9.53	$10.13		$9.89	$9.82	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.22		0.42 **	0.27		0.22	0.19	0.02
Net realized and unrealized gain (loss)	(0.40)		0.84	(0.38)		0.23	0.16	(0.17)

Total from investment operations	(0.18)		1.26	(0.11)		0.45	0.35	(0.15)

Less distributions:
Dividends from net investment income	(0.15)		(0.42)	(0.46)		(0.21)	(0.11)	(0.03)
Distributions from net realized gains	(0.33)		—	—		—	—	—
Return of capital	—		—	(0.03)		—	(0.17)	—

Total dividends and distributions	(0.48)		(0.42)	(0.49)		(0.21)	(0.28)	(0.03)

Net asset value, end of period	$9.71		$10.37	$9.53		$10.13	$9.89	$9.82

Total return (b)	(1.77)%		13.43%	(1.19)%		4.58%	3.63%	(1.49)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$99,386		$81,249	$30,590		$71,053	$69,321	$68,572
Ratio of expenses to average net assets:
After waivers (a)(f)	0.50%		0.50%	0.91%		1.05%	1.15%	1.15%
Before waivers (a)(f)	1.16%		1.34%	1.54%		1.51%	1.58%	1.36%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	4.53%		4.12%**	2.70%		2.18%	1.92%	0.68	%(l)
Before waivers (a)(f)	3.87%		3.28%**	2.06%		1.73%	1.49%	0.47	%(l)
Portfolio turnover rate^	156	%(z)	194%	139	%***	117%	152%	77	%(z)

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,					July 6, 2015* to October 31, 2015
Class R			2019	2018		2017	2016
Net asset value, beginning of period	$10.34		$9.51	$10.11		$9.88	$9.82	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.20		0.35 **	0.23		0.17	0.14	—	#
Net realized and unrealized gain (loss)	(0.40)		0.85	(0.39)		0.23	0.15	(0.16)

Total from investment operations	(0.20)		1.20	(0.16)		0.40	0.29	(0.16)

Less distributions:
Dividends from net investment income	(0.14)		(0.37)	(0.41)		(0.17)	(0.09)	(0.02)
Distributions from net realized gains	(0.33)		—	—		—	—	—
Return of capital	—		—	(0.03)		—	(0.14)	—

Total dividends and distributions	(0.47)		(0.37)	(0.44)		(0.17)	(0.23)	(0.02)

Net asset value, end of period	$9.67		$10.34	$9.51		$10.11	$9.88	$9.82

Total return (b)	(1.96)%		12.84%	(1.69)%		4.04%	3.05%	(1.60)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$132		$145	$96		$101	$99	$98
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%		1.00%	1.32%		1.55%	1.65%	1.65%
Before waivers (a)(f)	1.66%		1.88%	2.09%		2.01%	2.08%	1.88%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	4.06%		3.51%**	2.34%		1.68%	1.42%	0.12	%(l)
Before waivers (a)(f)	3.40%		2.63%**	1.57%		1.23%	0.99%	(0.11	)%(l)
Portfolio turnover rate^	156	%(z)	194%	139	%***	117%	152%	77	%(z)
*	Commencement of Operations.
**

Includes accretion, interest and inflation adjustments on Argentine TIPS Bonds. Without this income, the per share income for each class would have been $0.07 lower and the ratios for each class would have been 0.65% lower.

***

The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser. Excluding such transactions, the portfolio turnover rate would have been 64%.

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 DOUBLELINE DYNAMIC ALLOCATION FUND (Unaudited)

INVESTMENT ADVISER

➢	Equitable Investment Management

INVESTMENT SUB-ADVISER

➢	DoubleLine Capital LP

PERFORMANCE RESULTS

Total Returns as of 4/30/20

		6 Months	1 Year	Since Incept.
Fund – Class A Shares*	without Sales Charge	(0.61)%	3.06%	6.20%
	with Sales Charge (a)	(6.05)	(2.61)	4.77
Fund – Class I Shares*		(0.46)	3.30	6.47
Fund – Class R Shares*		(0.77)	2.81	5.94
60% S&P 500® Index/40% Bloomberg Barclays U.S. Aggregate Bond Index		0.45	5.41	8.99
S&P 500® Index		(3.16)	0.86	11.68
Bloomberg Barclays U.S. Aggregate Bond Index		4.86	10.84	4.34

* Date of inception 3/7/16. (a)A 5.50% front-end sales charge was deducted. Returns for periods less than one year are not annualized. Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

As of March 1, 2020, the gross expense ratios for Class A, I and R shares were 1.72%, 1.47% and 1.97%, respectively. The net expense ratios for Class A, I and R shares were 1.20%, 0.95% and 1.45%, respectively. The net expense ratios reflect the Adviser’s decision to contractually limit expenses through April 30, 2021. Fund Performance may also reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower.

In addition, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Overview — DoubleLine Capital LP

The six-month period ended April 30, 2020 can be divided into pre-COVID-19 and post-COVID-19 worlds. While the months before the global COVID pandemic brought the U.S. economy to a sudden halt may already feel like a distant memory, it is important to recall the state of the markets, as this will influence the trajectory and durability of the recovery in asset prices. In the first four months of the period in question, the S&P 500® Index marched higher, closing at an all-time high 33 times. At its peak on February 19, 2020, the Index had returned over 12% since October 31, 2019. Most of these gains were the result of richer valuations, as corporate earnings showed little growth. Simultaneously, the fixed income markets saw credit spreads tighten.

The strong performance of risk assets through mid-February gave little warning of the impending collapse. As developed market economies locked down, U.S. equity markets entered a bear market and prices in credit-exposed fixed income markets experienced their deepest declines since the Global Financial Crisis (GFC), both in record time. In a little over a month, the S&P 500® Index lost over 1/3 of its value. Risk markets found a bottom on March 23 only after the Federal Reserve (Fed) announced a number of programs — massive in scale even relative to their actions during the GFC — to support the Treasury market and portions of the credit markets. Within fixed income, those sectors perceived to be candidates to receive Fed support rallied sharply while those left out of the Fed programs saw much more modest recoveries (and in a few cases further declines). Equities rallied sharply, ending April 30, 2020 over 30% above the close on March 23rd and 13.7% below the all-time high.

Fund Highlights

During the six-month period ended April 30, 2020, the Fund was down slightly, losing 0.46%. Over the same period, the benchmark blend of 60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index gained 0.45%. During this period, the S&P 500® Index returned -3.16% while the Bloomberg Barclays U.S. Aggregate Bond Index gained 4.86%. The Fund’s asset allocation contributed positively to relative returns over the period.

The Fund’s allocation to the Shiller Barclays CAPE U.S. Sector Index (the “CAPE Index”) underperformed the S&P 500® Index during the period. Over this time, the CAPE Index allocated to seven sectors: communication services, consumer discretionary, consumer staples, financials, industrials, materials and technology. Technology, consumer discretionary and consumer staples delivered the best returns while constituents of the CAPE Index. The most negative returns were in the materials, financials and industrial sectors.

1290 DOUBLELINE DYNAMIC ALLOCATION FUND (Unaudited)

The Fund’s actively managed equity portfolio outperformed the S&P 500® Index over the period. Within that portfolio, both sector allocation and security selection were positive contributors to return. The sectors contributing most positively to returns were consumer discretionary, information technology and real estate. Industrials, energy and consumer staples were the sectors detracting most from returns during the period.

The Fund’s fixed income portfolio trailed the Bloomberg Barclays U.S. Aggregate Bond Index during the period. The best returning sectors in the period were government bonds and agency mortgage-backed securities (MBS), both of which had positive returns, as well as global bonds. The weakest returns were in high-yield bonds, bank loans and non-agency MBS.

Outlook

At DoubleLine, we entered this period believing the risk-to-reward potential was unfavorable for many risk assets. Examining equities, we had concluded the combination of record high prices, historically rich valuations, lackluster earnings growth and a dependence on stock buybacks left equity investors vulnerable to negative developments. As such, we entered the COVID crisis with an underweight allocation to equities. As equity prices collapsed in March, we increased the allocation in two steps, ending March at a benchmark allocation of 60%. However, in April we twice cut our allocation to equities, believing the rapid recovery in equity prices — on the back of massive Fed intervention in the markets — left them at risk of disappointing should earnings fail to rebound sharply. We ended the period with approximately 50% of the Fund allocated to equites. At the same time, we deployed a higher proportion of our equity allocation to our active equity strategy, believing the market volatility was creating more opportunities for active stock selection.

Sector Weightings as of April 30, 2020	% of Net Assets
U.S. Treasury Obligations	26.2%
Information Technology	9.9
Collateralized Mortgage Obligations	9.5
Investment Companies	8.7
Health Care	6.2
Financials	5.6
Consumer Discretionary	5.2
Communication Services	4.7
Industrials	4.2
Consumer Staples	2.7
Asset-Backed Securities	2.5
Energy	2.1
Real Estate	1.8
Materials	0.5
Utilities	0.5
Cash and Other	9.7

100.0%

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class R shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

1290 DOUBLELINE DYNAMIC ALLOCATION FUND (Unaudited)

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/19	Ending Account Value 4/30/20	Expenses Paid During Period* 11/1/19 - 4/30/20
Class A
Actual	$1,000.00	$993.90	$5.73
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.12	5.80
Class I
Actual	1,000.00	995.40	4.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.36	4.55
Class R
Actual	1,000.00	992.30	6.96
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.87	7.05

* Expenses are equal to the Fund’s Class A, I and R shares annualized expense ratios of 1.16%, 0.91% and 1.41%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

April 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (2.5%)
CSMC Trust,
Series 2019-JR1 A1
4.095%, 9/27/66 (l)§	$554,724	$538,667
GSAA Home Equity Trust,
Series 2007-9 A2A
6.500%, 8/25/47	406,414	284,806
Pretium Mortgage Credit Partners I LLC,
Series 2019-NPL2 A1
3.844%, 12/25/58 (e)§	291,026	279,659
PRPM LLC,
Series 2019-2A A1
3.967%, 4/25/24 (e)§	411,694	387,859

Total Asset-Backed Securities		1,490,991

Collateralized Mortgage Obligations (9.5%)
Banc of America Alternative Loan Trust,
Series 2006-5 CB14
6.000%, 6/25/46 (l)	226,700	206,867
CHL Mortgage Pass-Through Trust,
Series 2006-20 1A33
6.000%, 2/25/37	610,562	468,944
Series 2006-OA5 2A1
0.687%, 4/25/46 (l)	721,075	552,770
FHLMC,
Series 3998 AZ
4.000%, 2/15/42	1,385,586	1,539,403
FNMA,
Series 2013-5 EZ
2.000%, 8/25/42	841,973	863,042
Series 2017-4 CH
3.000%, 6/25/42	117,654	121,914
Series 2018-21
(Zero Coupon), 4/25/48 PO	378,876	348,371
HarborView Mortgage Loan Trust,
Series 2005-8 1A2A
1.378%, 9/19/35 (l)	539,248	431,732
New Residential Mortgage Loan Trust,
Series 2016-1A A1
3.750%, 3/25/56 (l)§	367,322	374,500
RALI Trust,
Series 2006-QS4 A10
6.000%, 4/25/36	531,698	483,515
Wells Fargo Mortgage-Backed Securities Trust,
Series 2007-7 A1
6.000%, 6/25/37	283,849	274,163

Total Collateralized Mortgage Obligations		5,665,221

Corporate Bonds (12.8%)
Communication Services (1.4%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.
6.375%, 3/1/41	60,000	79,815
CCO Holdings LLC
5.750%, 2/15/26§	30,000	31,226
5.000%, 2/1/28§	30,000	30,763
CenturyLink, Inc.
5.125%, 12/15/26§	30,000	28,650
4.000%, 2/15/27§	25,000	24,437
Frontier Communications Corp.
8.000%, 4/1/27 (h)§	35,000	35,690
Intelsat Jackson Holdings SA
8.500%, 10/15/24§	30,000	17,400
Telesat Canada
6.500%, 10/15/27§	10,000	9,450
Verizon Communications, Inc.
(ICE LIBOR USD 3 Month + 1.10%), 2.792%, 5/15/25 (k)	55,000	54,623
Zayo Group Holdings, Inc.
4.000%, 3/1/27§	30,000	29,057
6.125%, 3/1/28§	15,000	14,138

		355,249

Entertainment (0.1%)
Lions Gate Capital Holdings LLC
6.375%, 2/1/24§	45,000	41,866

Media (0.6%)
Cengage Learning, Inc.
9.500%, 6/15/24§	25,000	13,250
Charter Communications Operating LLC
4.908%, 7/23/25	110,000	123,992
Comcast Corp.
3.400%, 4/1/30	40,000	44,925
Diamond Sports Group LLC
5.375%, 8/15/26§	20,000	15,200
Gray Television, Inc.
7.000%, 5/15/27§	45,000	45,225
iHeartCommunications, Inc.
8.375%, 5/1/27	5,000	4,137
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28	50,000	52,788
5.400%, 10/1/48	45,000	46,873
Nexstar Broadcasting, Inc.
5.625%, 7/15/27§	20,000	19,075
Scripps Escrow, Inc.
5.875%, 7/15/27§	25,000	21,125

		386,590

Wireless Telecommunication Services (0.1%)
Gogo Intermediate Holdings LLC
9.875%, 5/1/24§	15,000	12,517
Sprint Corp.
7.125%, 6/15/24	45,000	50,400
T-Mobile USA, Inc.
3.750%, 4/15/27§	15,000	16,111

		79,028

Total Communication Services		862,733

Consumer Discretionary (1.3%)
Auto Components (0.1%)
Icahn Enterprises LP
5.250%, 5/15/27	25,000	23,750
Panther BF Aggregator 2 LP
6.250%, 5/15/26§	15,000	15,097

		38,847

See Notes to Financial Statements.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Automobiles (0.1%)
Ford Motor Co.
9.000%, 4/22/25	$20,000	$19,475
General Motors Co.
(ICE LIBOR USD 3 Month + 0.80%), 2.542%, 8/7/20 (k)	20,000	19,638

		39,113

Distributors (0.0%)
Performance Food Group, Inc.
5.500%, 10/15/27§	35,000	33,251

Hotels, Restaurants & Leisure (0.7%)
Boyd Gaming Corp.
4.750%, 12/1/27§	35,000	29,750
Caesars Resort Collection LLC
5.250%, 10/15/25§	35,000	27,442
Carnival Corp.
11.500%, 4/1/23§	20,000	20,825
Eldorado Resorts, Inc.
6.000%, 4/1/25	30,000	29,371
Golden Nugget, Inc.
6.750%, 10/15/24§	45,000	35,575
Hilton Domestic Operating Co., Inc.
5.375%, 5/1/25§	5,000	4,994
5.750%, 5/1/28§	5,000	5,038
IRB Holding Corp.
6.750%, 2/15/26§	35,000	29,050
McDonald’s Corp.
3.600%, 7/1/30	40,000	45,132
MGM Resorts International
6.750%, 5/1/25	50,000	49,006
Royal Caribbean Cruises Ltd.
3.700%, 3/15/28	25,000	16,365
Scientific Games International, Inc.
7.250%, 11/15/29§	20,000	14,300
Six Flags Theme Parks, Inc.
7.000%, 7/1/25§	55,000	57,189
Twin River Worldwide Holdings, Inc.
6.750%, 6/1/27§	30,000	23,888
Viking Cruises Ltd.
5.875%, 9/15/27§	65,000	42,250
Yum! Brands, Inc.
7.750%, 4/1/25§	10,000	10,949

		441,124

Household Durables (0.0%)
Mattamy Group Corp.
4.625%, 3/1/30§	35,000	30,975

Internet & Direct Marketing Retail (0.1%)
Expedia Group, Inc.
3.250%, 2/15/30	60,000	49,840

Multiline Retail (0.0%)
Nordstrom, Inc.
8.750%, 5/15/25§	5,000	5,340

Specialty Retail (0.3%)
Asbury Automotive Group, Inc.
4.500%, 3/1/28§	5,000	4,199
4.750%, 3/1/30§	6,000	5,027
Carvana Co.
8.875%, 10/1/23§	10,000	9,762
Home Depot, Inc. (The)
3.900%, 6/15/47	55,000	64,543
PetSmart, Inc.
7.125%, 3/15/23§	35,000	33,512
5.875%, 6/1/25§	12,000	12,090
Staples, Inc.
7.500%, 4/15/26§	35,000	27,650

		156,783

Total Consumer Discretionary		795,273

Consumer Staples (0.7%)
Food & Staples Retailing (0.1%)
Albertsons Cos., Inc.
4.625%, 1/15/27§	30,000	30,188
Sysco Corp.
5.950%, 4/1/30	15,000	17,687
US Foods, Inc.
6.250%, 4/15/25§	5,000	5,106

		52,981

Food Products (0.5%)
B&G Foods, Inc.
5.250%, 4/1/25	20,000	20,250
5.250%, 9/15/27	15,000	15,186
JBS USA Lux SA
5.875%, 7/15/24§	10,000	10,112
5.750%, 6/15/25§	5,000	4,994
6.750%, 2/15/28§	43,000	45,661
Kraft Heinz Foods Co.
3.950%, 7/15/25	20,000	20,903
5.000%, 7/15/35	15,000	16,016
5.200%, 7/15/45	35,000	35,970
Post Holdings, Inc.
4.625%, 4/15/30§	30,000	29,376
Smithfield Foods, Inc.
4.250%, 2/1/27§	115,000	109,434

		307,902

Household Products (0.1%)
Kronos Acquisition Holdings, Inc.
9.000%, 8/15/23§	30,000	25,993

Total Consumer Staples		386,876

Energy (1.3%)
Energy Equipment & Services (0.2%)
Halliburton Co.
2.920%, 3/1/30	25,000	20,097
Tervita Corp.
7.625%, 12/1/21§	30,000	19,725
Transocean Poseidon Ltd.
6.875%, 2/1/27§	30,000	23,700
Transocean, Inc.
8.000%, 2/1/27§	25,000	9,625
USA Compression Partners LP
6.875%, 9/1/27	50,000	40,197

		113,344

See Notes to Financial Statements.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Oil, Gas & Consumable Fuels (1.1%)
Antero Midstream Partners LP
5.750%, 3/1/27§	$16,000	$11,920
Cheniere Energy Partners LP
5.250%, 10/1/25	15,000	14,300
5.625%, 10/1/26	25,000	24,000
Energy Transfer Operating LP
4.750%, 1/15/26	45,000	44,240
4.200%, 4/15/27	5,000	4,812
EOG Resources, Inc.
4.375%, 4/15/30	5,000	5,928
Exxon Mobil Corp.
2.610%, 10/15/30	15,000	15,579
4.227%, 3/19/40	10,000	11,980
Gulfport Energy Corp.
6.375%, 5/15/25	30,000	14,100
Hess Midstream Operations LP
5.125%, 6/15/28§	35,000	30,713
Hilcorp Energy I LP
6.250%, 11/1/28§	30,000	15,506
Indigo Natural Resources LLC
6.875%, 2/15/26§	15,000	13,950
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	50,000	62,032
Marathon Petroleum Corp.
5.125%, 12/15/26	55,000	55,759
MEG Energy Corp.
7.000%, 3/31/24§	9,000	6,300
7.125%, 2/1/27§	50,000	33,500
Oasis Petroleum, Inc.
6.875%, 3/15/22	45,000	6,413
Occidental Petroleum Corp.
2.900%, 8/15/24	55,000	41,113
3.500%, 8/15/29	20,000	13,900
Series 1
4.100%, 2/1/21	25,000	23,812
Parkland Fuel Corp.
5.875%, 7/15/27§	55,000	52,663
Parsley Energy LLC
5.625%, 10/15/27§	35,000	30,275
Peabody Energy Corp.
6.000%, 3/31/22§	20,000	14,600
QEP Resources, Inc.
5.625%, 3/1/26	35,000	11,200
Sabine Pass Liquefaction LLC
5.000%, 3/15/27	30,000	30,708
Sunoco LP
6.000%, 4/15/27	15,000	14,223
Targa Resources Partners LP
5.500%, 3/1/30§	30,000	25,575
Western Midstream Operating LP
3.100%, 2/1/25 (e)	20,000	18,250
WPX Energy, Inc.
4.500%, 1/15/30	25,000	20,500

		667,851

Total Energy		781,195

Financials (2.7%)
Banks (0.9%)
Bank of Montreal
(USD Swap Semi 5 Year + 1.43%), 3.803%, 12/15/32 (k)	50,000	50,628
Bank of Nova Scotia (The)
1.625%, 5/1/23	80,000	80,023
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.10%), 2.792%, 5/17/24 (k)	120,000	117,840
Commonwealth Bank of Australia
3.900%, 7/12/47§	45,000	50,339
JPMorgan Chase & Co.
(ICE LIBOR USD 3 Month + 1.10%), 2.099%, 6/7/21 (k)	35,000	35,108
Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.74%), 2.320%, 3/2/23 (k)	120,000	117,756
Santander Holdings USA, Inc.
3.400%, 1/18/23	80,000	80,221
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 1.17%), 2.879%, 10/30/30 (k)	30,000	30,576

		562,491

Consumer Finance (1.1%)
American Express Co.
3.400%, 2/22/24	115,000	121,946
Capital One Financial Corp.
(ICE LIBOR USD 3 Month + 0.72%), 1.480%, 1/30/23 (k)	120,000	114,745
Discover Financial Services
4.100%, 2/9/27	85,000	84,678
General Motors Financial Co., Inc.
(ICE LIBOR USD 3 Month + 0.99%), 2.363%, 1/5/23 (k)	140,000	118,916
3.950%, 4/13/24	15,000	14,151
John Deere Capital Corp.
2.600%, 3/7/24	65,000	68,103
Navient Corp.
5.000%, 3/15/27	15,000	12,611
Springleaf Finance Corp.
6.625%, 1/15/28	30,000	26,475
5.375%, 11/15/29	15,000	12,517
Synchrony Financial
3.950%, 12/1/27	60,000	57,816

		631,958

Diversified Financial Services (0.1%)
MPH Acquisition Holdings LLC
7.125%, 6/1/24§	45,000	40,049
Verscend Escrow Corp.
9.750%, 8/15/26§	32,000	33,280

		73,329

Insurance (0.5%)
Alliant Holdings Intermediate LLC
6.750%, 10/15/27§	20,000	19,952
Athene Global Funding
3.000%, 7/1/22§	110,000	110,327
GTCR AP Finance, Inc.
8.000%, 5/15/27§	30,000	28,125
NFP Corp.
6.875%, 7/15/25§	45,000	42,975
Prudential Financial, Inc.
3.905%, 12/7/47	55,000	59,259

See Notes to Financial Statements.

1290 FUNDS

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PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Willis North America, Inc.
4.500%, 9/15/28	$55,000	$62,611

		323,249

Thrifts & Mortgage Finance (0.1%)
Nationstar Mortgage Holdings, Inc.
8.125%, 7/15/23§	35,000	33,600

Total Financials		1,624,627

Health Care (1.2%)
Biotechnology (0.2%)
AbbVie, Inc.
4.700%, 5/14/45	70,000	83,378

Health Care Equipment & Supplies (0.0%)
Ortho-Clinical Diagnostics, Inc.
7.250%, 2/1/28§	25,000	22,728

Health Care Providers & Services (0.8%)
Anthem, Inc.
2.375%, 1/15/25	10,000	10,291
Centene Corp.
4.250%, 12/15/27§	20,000	20,925
3.375%, 2/15/30§	25,000	25,125
Cigna Corp.
(ICE LIBOR USD 3 Month + 0.89%), 2.109%, 7/15/23 (k)	85,000	80,559
4.900%, 12/15/48	85,000	109,363
HCA, Inc.
5.375%, 9/1/26	35,000	38,170
4.125%, 6/15/29	40,000	43,254
LifePoint Health, Inc.
6.750%, 4/15/25§	10,000	10,275
4.375%, 2/15/27§	25,000	23,500
Radiology Partners, Inc.
9.250%, 2/1/28§	25,000	23,812
Select Medical Corp.
6.250%, 8/15/26§	25,000	24,078
West Street Merger Sub, Inc.
6.375%, 9/1/25§	35,000	32,813

		442,165

Pharmaceuticals (0.2%)
Bausch Health Cos., Inc.
5.250%, 1/30/30§	25,000	24,664
Eli Lilly and Co.
3.950%, 3/15/49	70,000	89,767
Merck & Co., Inc.
3.400%, 3/7/29	20,000	22,988

		137,419

Total Health Care		685,690

Industrials (1.7%)
Aerospace & Defense (0.2%)
Bombardier, Inc.
6.000%, 10/15/22§	30,000	22,500
TransDigm, Inc.
8.000%, 12/15/25§	5,000	5,200
6.250%, 3/15/26§	55,000	53,975
6.375%, 6/15/26	15,000	12,900
5.500%, 11/15/27§	30,000	25,256
Triumph Group, Inc.
7.750%, 8/15/25	15,000	9,694

		129,525

Airlines (0.2%)
Delta Air Lines, Inc.
3.625%, 3/15/22	115,000	102,566

Building Products (0.2%)
Builders FirstSource, Inc.
6.750%, 6/1/27§	30,000	30,975
5.000%, 3/1/30§	20,000	17,250
Griffon Corp.
5.750%, 3/1/28	25,000	23,813
Owens Corning
4.400%, 1/30/48	70,000	66,034

		138,072

Commercial Services & Supplies (0.4%)
Allied Universal Holdco LLC
6.625%, 7/15/26§	30,000	30,975
9.750%, 7/15/27§	30,000	30,600
Aramark Services, Inc.
6.375%, 5/1/25§	45,000	46,800
Garda World Security Corp.
8.750%, 5/15/25§	35,000	35,394
GFL Environmental, Inc.
4.250%, 6/1/25§	25,000	25,125
5.125%, 12/15/26§	35,000	36,400
8.500%, 5/1/27§	12,000	12,960

		218,254

Construction & Engineering (0.1%)
AECOM
5.125%, 3/15/27	45,000	45,703

Industrial Conglomerates (0.0%)
General Electric Co.
5.875%, 1/14/38	25,000	28,306

Road & Rail (0.3%)
Burlington Northern Santa Fe LLC
3.050%, 2/15/51	35,000	36,747
CSX Corp.
3.800%, 11/1/46	55,000	61,815
Kenan Advantage Group, Inc. (The)
7.875%, 7/31/23§	5,000	4,183
Penske Truck Leasing Co. LP
4.200%, 4/1/27§	55,000	59,560
Uber Technologies, Inc.
7.500%, 9/15/27§	25,000	25,502

		187,807

Trading Companies & Distributors (0.3%)
Air Lease Corp.
3.250%, 3/1/25	115,000	103,320
Beacon Roofing Supply, Inc.
4.875%, 11/1/25§	45,000	39,584
United Rentals North America, Inc.
6.500%, 12/15/26	20,000	20,650
5.250%, 1/15/30	25,000	24,875

		188,429

Total Industrials		1,038,662

See Notes to Financial Statements.

1290 FUNDS

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PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Information Technology (0.6%)
IT Services (0.2%)
DXC Technology Co.
4.000%, 4/15/23	$15,000	$15,037
4.125%, 4/15/25	30,000	30,238
GTT Communications, Inc.
7.875%, 12/31/24§	20,000	11,975
Tempo Acquisition LLC
6.750%, 6/1/25§	45,000	43,438

		100,688

Semiconductors & Semiconductor Equipment (0.1%)
NXP BV
3.875%, 6/18/26§	60,000	61,984

Software (0.1%)
CDK Global, Inc.
5.250%, 5/15/29§	10,000	10,200
Genesys Telecommunications Laboratories, Inc.
10.000%, 11/30/24§	40,000	42,100
Oracle Corp.
3.600%, 4/1/50	35,000	39,542

		91,842

Technology Hardware, Storage & Peripherals (0.2%)
Apple, Inc.
4.650%, 2/23/46	75,000	100,833

Total Information Technology		355,347

Materials (0.5%)
Chemicals (0.1%)
Gates Global LLC
6.250%, 1/15/26§	15,000	13,652
Nutrien Ltd.
4.200%, 4/1/29	60,000	65,862

		79,514

Containers & Packaging (0.3%)
Flex Acquisition Co., Inc.
6.875%, 1/15/25§	40,000	38,763
Packaging Corp. of America
3.000%, 12/15/29	40,000	41,419
Silgan Holdings, Inc.
4.125%, 2/1/28§	30,000	29,550
WRKCo, Inc.
3.750%, 3/15/25	50,000	52,593

		162,325

Metals & Mining (0.1%)
Arconic Corp.
6.125%, 2/15/28§	35,000	33,075
Novelis Corp.
4.750%, 1/30/30§	15,000	13,237
SunCoke Energy Partners LP
7.500%, 6/15/25§	30,000	23,063

		69,375

Total Materials		311,214

Real Estate (0.9%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
Alexandria Real Estate Equities, Inc. (REIT)
4.000%, 1/15/24	110,000	115,894
4.850%, 4/15/49	25,000	31,752
American Tower Corp. (REIT)
3.950%, 3/15/29	55,000	61,614
Crown Castle International Corp. (REIT)
3.650%, 9/1/27	50,000	54,212
ESH Hospitality, Inc. (REIT)
5.250%, 5/1/25§	35,000	32,812
MPT Operating Partnership LP (REIT)
5.250%, 8/1/26	45,000	45,394
National Retail Properties, Inc. (REIT)
2.500%, 4/15/30	25,000	21,915
Public Storage (REIT)
3.385%, 5/1/29	50,000	53,804
VICI Properties LP (REIT)
3.750%, 2/15/27§	5,000	4,650
4.125%, 8/15/30§	15,000	13,650
Welltower, Inc. (REIT)
3.950%, 9/1/23	115,000	117,391

		553,088

Total Real Estate		553,088

Utilities (0.5%)
Electric Utilities (0.3%)
Georgia Power Co.
Series A
2.200%, 9/15/24	60,000	62,066
Monongahela Power Co.
5.400%, 12/15/43§	140,000	95,809

		157,875

Gas Utilities (0.1%)
Brooklyn Union Gas Co. (The)
4.487%, 3/4/49§	50,000	61,303

Independent Power and Renewable Electricity Producers (0.0%)
Calpine Corp.
5.125%, 3/15/28§	25,000	24,375

Water Utilities (0.1%)
Essential Utilities, Inc.
2.704%, 4/15/30	45,000	46,238

Total Utilities		289,791

Total Corporate Bonds		7,684,496

U.S. Treasury Obligations (8.7%)
U.S. Treasury Bonds
3.125%, 2/15/43 (t)	220,000	303,261
3.625%, 8/15/43 (t)	170,000	252,603
3.750%, 11/15/43 (t)	120,000	181,885
2.000%, 2/15/50 (t)	260,000	306,892
U.S. Treasury Inflation Linked Notes
0.125%, 10/15/24 TIPS	50,412	51,550
U.S. Treasury Notes
0.125%, 4/30/22	600,000	599,255
0.250%, 4/15/23	680,000	680,252
1.625%, 5/31/23	100,000	104,183
2.125%, 9/30/24	190,000	204,885
2.250%, 10/31/24 (t)	340,000	368,941
2.750%, 2/28/25	210,000	234,091
0.375%, 4/30/25	170,000	170,251
3.000%, 9/30/25	330,000	375,746
2.250%, 3/31/26	150,000	165,713

See Notes to Financial Statements.

1290 FUNDS

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PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
1.625%, 10/31/26	$330,000	$353,821
0.500%, 4/30/27	340,000	339,612
2.250%, 11/15/27	230,000	259,113
1.500%, 2/15/30 (t)	230,000	249,084

Total U.S. Treasury Obligations		5,201,138

Total Long-Term Debt Securities (33.5%) (Cost $20,073,028)		20,041,846

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.3%)
Interactive Media & Services (3.3%)
Alphabet, Inc., Class A*	773	1,040,999
Facebook, Inc., Class A*	4,441	909,117

		1,950,116

Total Communication Services		1,950,116

Consumer Discretionary (3.9%)
Internet & Direct Marketing Retail (2.8%)
Amazon.com, Inc.*	534	1,321,116
Booking Holdings, Inc.*	228	337,570

		1,658,686

Multiline Retail (1.1%)
Dollar General Corp.	2,305	404,066
Target Corp.	2,382	261,401

		665,467

Total Consumer Discretionary		2,324,153

Consumer Staples (2.0%)
Beverages (0.8%)
Constellation Brands, Inc., Class A	2,846	468,708

Food & Staples Retailing (0.6%)
Sysco Corp.	3,554	199,984
Walmart, Inc.	1,544	187,673

		387,657

Tobacco (0.6%)
Philip Morris International, Inc.	4,690	349,874

Total Consumer Staples		1,206,239

Energy (0.8%)
Oil, Gas & Consumable Fuels (0.8%)
Exxon Mobil Corp.	7,396	343,692
Pioneer Natural Resources Co.	1,689	150,845

		494,537

Total Energy		494,537

Financials (2.9%)
Banks (1.1%)
Citigroup, Inc.	8,824	428,493
First Republic Bank	2,345	244,560

		673,053

Capital Markets (0.9%)
Charles Schwab Corp. (The)	5,973	225,302
Intercontinental Exchange, Inc.	3,570	319,336

		544,638

Insurance (0.9%)
Aflac, Inc.	6,946	258,669
Willis Towers Watson plc	1,334	237,839

		496,508

Total Financials		1,714,199

Health Care (5.0%)
Biotechnology (0.5%)
BioMarin Pharmaceutical, Inc.*	1,921	176,770
Vertex Pharmaceuticals, Inc.*	530	133,136

		309,906

Health Care Equipment & Supplies (1.2%)
Alcon, Inc.*	4,594	242,609
Boston Scientific Corp.*	12,939	484,954

		727,563

Health Care Providers & Services (1.7%)
Anthem, Inc.	1,547	434,289
UnitedHealth Group, Inc.	2,038	596,054

		1,030,343

Pharmaceuticals (1.6%)
AstraZeneca plc (ADR)	8,557	447,360
Roche Holding AG (ADR)	7,121	309,550
Zoetis, Inc.	1,512	195,517

		952,427

Total Health Care		3,020,239

Industrials (2.5%)
Aerospace & Defense (0.9%)
Boeing Co. (The)	1,207	170,211
Lockheed Martin Corp.	899	349,765

		519,976

Electrical Equipment (0.5%)
AMETEK, Inc.	3,644	305,622

Industrial Conglomerates (0.7%)
General Electric Co.	16,825	114,410
Honeywell International, Inc.	2,315	328,499

		442,909

Machinery (0.4%)
Parker-Hannifin Corp.	1,309	206,979

Total Industrials		1,475,486

Information Technology (9.3%)
Electronic Equipment, Instruments & Components (0.4%)
Corning, Inc.	12,163	267,708

IT Services (1.8%)
PayPal Holdings, Inc.*	3,881	477,363
Visa, Inc., Class A	3,312	591,921

		1,069,284

Semiconductors & Semiconductor Equipment (1.3%)
Analog Devices, Inc.	3,459	379,106
Lam Research Corp.	1,450	370,156

		749,262

See Notes to Financial Statements.

1290 FUNDS

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PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Software (4.2%)
Adobe, Inc.*	1,624	$574,311
Microsoft Corp.	8,917	1,598,016
Splunk, Inc.*	2,611	366,480

		2,538,807

Technology Hardware, Storage & Peripherals (1.6%)
Apple, Inc.	3,259	957,494

Total Information Technology		5,582,555

Real Estate (0.9%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
American Tower Corp. (REIT)	2,344	557,872

Total Real Estate		557,872

Total Common Stocks (30.6%) (Cost $15,135,494)		18,325,396

INVESTMENT COMPANIES:
Fixed Income (5.6%)
DoubleLine Floating Rate Fund, Class I‡	157,150	1,373,494
DoubleLine Global Bond Fund, Class I‡	188,301	1,937,612

Total Investment Companies (5.6%) (Cost $3,436,700)		3,311,106

SHORT-TERM INVESTMENTS:
Investment Company (3.1%)
JPMorgan Prime Money Market Fund, IM Shares	1,830,553	1,832,017

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (17.5%)
U.S. Treasury Bills
0.09%, 5/21/20 (p)	$5,500,000	5,499,711
0.19%, 9/8/20 (p)	5,000,000	4,996,489

Total U.S. Treasury Obligations		10,496,200

Total Short-Term Investments (20.6%) (Cost $12,321,822)		12,328,217

Total Investments in Securities (90.3%) (Cost $50,967,044)		54,006,565
Other Assets Less Liabilities (9.7%)		5,823,696

Net Assets (100%)		$59,830,261

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2020, the market value of these securities amounted to $4,635,376 or 7.7% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of April 30, 2020. Maturity date disclosed is the ultimate maturity date.
(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of April 30, 2020.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of April 30, 2020.

(p)	Yield to maturity.
(t)	All, or a portion of security held by broker as collateral for OTC Swap contracts, with a total collateral value of $373,481.

Glossary:

ADR	— American Depositary Receipt
CAPE	— Cyclically Adjusted Price Earnings
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
OTC	— Over-the-counter
PO	— Principal Only
TIPS	— Treasury Inflation Protected Security
USD	— United States Dollar

See Notes to Financial Statements.

1290 FUNDS

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PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2020 (Unaudited)

Investments in companies which were affiliates for the six months ended April 30, 2020, were as follows:

Security Description	Shares at April 30, 2020	Market Value October 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value April 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Fixed Income
DoubleLine Floating Rate Fund, Class I	157,150	1,682,018	500,000	(600,000)	(110,658)	(97,866)	1,373,494	36,827	—
DoubleLine Global Bond Fund, Class I	188,301	2,383,588	400,000	(800,000)	(20,388)	(25,588)	1,937,612	8,090	123

Total		4,065,606	900,000	(1,400,000)	(131,046)	(123,454)	3,311,106	44,917	123

OTC Total return swap contracts outstanding as of April 30, 2020 (Note 1):

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation) ($)
Shiller Barclays CAPE US Sector II ER USD Index	0.40% and decrease in total return of index	Increase in total return of index	At maturity	Barclays Bank plc	5/11/2020	USD 4,200,000	222,273
Shiller Barclays CAPE US Sector II ER USD Index	0.40% and decrease in total return of index	Increase in total return of index	At maturity	Barclays Bank plc	6/22/2020	USD 6,599,997	(244,326)

							(22,053)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$1,490,991	$—	$1,490,991
Collateralized Mortgage Obligations	—	5,665,221	—	5,665,221
Common Stocks
Communication Services	1,950,116	—	—	1,950,116
Consumer Discretionary	2,324,153	—	—	2,324,153
Consumer Staples	1,206,239	—	—	1,206,239
Energy	494,537	—	—	494,537
Financials	1,714,199	—	—	1,714,199
Health Care	3,020,239	—	—	3,020,239
Industrials	1,475,486	—	—	1,475,486
Information Technology	5,582,555	—	—	5,582,555
Real Estate	557,872	—	—	557,872

See Notes to Financial Statements.

1290 FUNDS

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PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2020 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Corporate Bonds
Communication Services	$—	$862,733	$—	$862,733
Consumer Discretionary	—	795,273	—	795,273
Consumer Staples	—	386,876	—	386,876
Energy	—	781,195	—	781,195
Financials	—	1,624,627	—	1,624,627
Health Care	—	685,690	—	685,690
Industrials	—	1,038,662	—	1,038,662
Information Technology	—	355,347	—	355,347
Materials	—	311,214	—	311,214
Real Estate	—	553,088	—	553,088
Utilities	—	289,791	—	289,791
Investment Companies	3,311,106	—	—	3,311,106
Short-Term Investments
Investment Company	1,832,017	—	—	1,832,017
U.S. Treasury Obligations	—	10,496,200	—	10,496,200
Total Return Swaps	—	222,273	—	222,273
U.S. Treasury Obligations	—	5,201,138	—	5,201,138

Total Assets	$23,468,519	$30,760,319	$—	$54,228,838

Liabilities:
Total Return Swaps	$—	$(244,326)	$—	$(244,326)

Total Liabilities	$—	$(244,326)	$—	$(244,326)

Total	$23,468,519	$30,515,993	$—	$53,984,512

Fair Values of Derivative Instruments as of April 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$222,273

Total		$222,273

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	$(244,326)

Total		$(244,326)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended April 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Swaps	Total
Equity contracts	$470,065	$470,065

Total	$470,065	$470,065

See Notes to Financial Statements.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2020 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Swaps	Total
Equity contracts	$(538,448)	$(538,448)

Total	$(538,448)	$(538,448)

^ The Fund held swaps contracts as a substitute for investing in conventional securities.

The Fund held swap contracts with an average notional value of approximately $11,357,000 during the six months ended April 30, 2020.

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Fund as of April 30, 2020:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Barclays Bank plc	$222,273	$(222,273)	$—	$—

Total	$222,273	$(222,273)	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged*	Net Amount Due to Counterparty
Barclays Bank plc	$244,326	$(222,273)	$(22,053)	$—

Total	$244,326	$(222,273)	$(22,053)	$—

*	The table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged is $351,428.
(a)	For financial reporting purposes the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended April 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$13,610,720
Long-term U.S. government debt securities	7,170,651

$20,781,371

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$17,673,887
Long-term U.S. government debt securities	9,296,258

$26,970,145

As of April 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,510,342
Aggregate gross unrealized depreciation	(1,550,457)

Net unrealized appreciation	$2,959,885

Federal income tax cost of investments in securities and derivative instruments, if applicable	$51,024,627

See Notes to Financial Statements.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $3,436,700)	$3,311,106
Unaffiliated Issuers (Cost $47,530,344)	50,695,459
Cash	2,816,369
Receivable for securities sold	4,253,956
Market value on OTC swap contracts	222,273
Dividends, interest and other receivables	126,797
Prepaid registration and filing fees	29,493
Receivable for Fund shares sold	45
Receivable from sub-advisor	33

Total assets	61,455,531

LIABILITIES
Payable for securities purchased	1,287,441
Market value on OTC swap contracts	244,326
Investment advisory fees payable	11,421
Administrative fees payable	7,055
Transfer agent fees payable	2,044
Distribution fees payable – Class A	629
Trustees’ fees payable	106
Distribution fees payable – Class R	64
Accrued expenses	72,184

Total liabilities	1,625,270

NET ASSETS	$59,830,261

Net assets were comprised of:
Paid in capital	$56,992,675
Total distributable earnings (loss)	2,837,586

Net assets	$59,830,261

Class A
Net asset value and redemption price per share, $3,201,308 / 302,205 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.59
Maximum sales charge (5.50% of offering price)	0.62

Maximum offering price per share	$11.21

Class I
Net asset value and redemption price per share, $56,465,288 / 5,325,054 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.60

Class R
Net asset value and redemption price per share, $163,665 / 15,462 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.58

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2020 (Unaudited)

INVESTMENT INCOME
Interest	$582,471
Dividends ($44,917 of dividend income received from affiliates)	182,785

Total income	765,256

EXPENSES
Investment advisory fees	227,012
Professional fees	57,694
Administrative fees	45,403
Printing and mailing expenses	25,369
Registration and filing fees	19,178
Transfer agent fees	19,170
Custodian fees	8,899
Distribution fees – Class A	3,622
Trustees’ fees	2,338
Distribution fees – Class R	410
Miscellaneous	14,979

Gross expenses	424,074
Less: Voluntary waiver from investment adviser	(11,566)
Waiver from investment adviser	(134,746)

Net expenses	277,762

NET INVESTMENT INCOME (LOSS)	487,494

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($(131,046) of realized gain (loss) from affiliates)	(901,366)
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	123
Swaps	470,065

Net realized gain (loss)	(431,178)

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(123,454) of change in unrealized appreciation (depreciation) from affiliates)	191,902
Swaps	(538,448)

Net change in unrealized appreciation (depreciation)	(346,546)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(777,724)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(290,230)

See Notes to Financial Statements.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$487,494	$1,147,151
Net realized gain (loss)	(431,178)	2,234,610
Net change in unrealized appreciation (depreciation)	(346,546)	2,741,136

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(290,230)	6,122,897

Distributions to shareholders:
Class A	(113,973)	(83,828)
Class I	(3,268,817)	(2,637,668)
Class R	(8,405)	(6,450)

Total distributions to shareholders	(3,391,195)	(2,727,946)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 211,048 and 55,587 shares, respectively ]	2,298,761	596,061
Capital shares issued in reinvestment of dividends [ 9,946 and 7,863 shares, respectively ]	108,112	79,177
Capital shares repurchased [ (104,146) and (108,047) shares, respectively ]	(1,126,991)	(1,145,133)

Total Class A transactions	1,279,882	(469,895)

Class I
Capital shares sold [ 43,989 and 54,826 shares, respectively ]	467,107	587,053
Capital shares issued in reinvestment of dividends [ 19,730 and 18,482 shares, respectively ]	214,461	186,113
Capital shares repurchased [ (70,365) and (113,792) shares, respectively ]	(701,466)	(1,175,255)

Total Class I transactions	(19,898)	(402,089)

Class R
Capital shares sold [ 184 and 145 shares, respectively ]	1,948	1,462
Capital shares issued in reinvestment of dividends [ 258 and 205 shares, respectively ]	2,814	2,068
Capital shares repurchased [ (6) and (17) shares, respectively ]	(70)	(181)

Total Class R transactions	4,692	3,349

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,264,676	(868,635)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,416,749)	2,526,316
NET ASSETS:
Beginning of period	62,247,010	59,720,694

End of period	$59,830,261	$62,247,010

See Notes to Financial Statements.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,					March 7, 2016* to October 31, 2016
Class A			2019		2018		2017
Net asset value, beginning of period	$11.23		$10.61		$11.25		$10.53	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.07		0.18		0.15		0.11	0.06
Net realized and unrealized gain (loss)	(0.13)		0.91		(0.01)		0.87	0.47

Total from investment operations	(0.06)		1.09		0.14		0.98	0.53

Less distributions:
Dividends from net investment income	(0.18)		(0.17)		(0.13)		(0.09)	—
Distributions from net realized gains	(0.40)		(0.30)		(0.65)		(0.17)	—

Total dividends and distributions	(0.58)		(0.47)		(0.78)		(0.26)	—

Net asset value, end of period	$10.59		$11.23		$10.61		$11.25	$10.53

Total return (b)	(0.61)%		10.73%		1.19%		9.46%	5.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,201		$2,081		$2,440		$1,271	$356
Ratio of expenses to average net assets:
After waivers (a)(f)	1.16	%(j)	1.15	%(j)	1.20	%(k)	1.21%	1.22%
Before waivers (a)(f)	1.64%		1.67%		1.66%		1.75%	1.85%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	1.33%		1.70%		1.39%		1.02%	0.89	%(l)
Before waivers (a)(f)(x)	0.85%		1.19%		0.93%		0.48%	0.26	%(l)
Portfolio turnover rate^	45	%(z)	63%		79%		86%	56	%(z)

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,					March 7, 2016* to October 31, 2016
Class I			2019		2018		2017
Net asset value, beginning of period	$11.25		$10.63		$11.27		$10.55	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.09		0.21		0.18		0.14	0.08
Net realized and unrealized gain (loss)	(0.13)		0.91		(0.01)		0.86	0.47

Total from investment operations	(0.04)		1.12		0.17		1.00	0.55

Less distributions:
Dividends from net investment income	(0.21)		(0.20)		(0.16)		(0.11)	—
Distributions from net realized gains	(0.40)		(0.30)		(0.65)		(0.17)	—

Total dividends and distributions	(0.61)		(0.50)		(0.81)		(0.28)	—

Net asset value, end of period	$10.60		$11.25		$10.63		$11.27	$10.55

Total return (b)	(0.46)%		11.00%		1.44%		9.68%	5.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$56,465		$59,997		$57,126		$59,101	$53,478
Ratio of expenses to average net assets:
After waivers (a)(f)	0.91	%(j)	0.90	%(j)	0.95	%(k)	0.96%	0.97%
Before waivers (a)(f)	1.39%		1.42%		1.41%		1.50%	1.55%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	1.63%		1.95%		1.62%		1.27%	1.12	%(l)
Before waivers (a)(f)(x)	1.14%		1.43%		1.16%		0.72%	0.55	%(l)
Portfolio turnover rate^	45	%(z)	63%		79%		86%	56	%(z)

See Notes to Financial Statements.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,					March 7, 2016* to October 31, 2016
Class R			2019		2018		2017
Net asset value, beginning of period	$11.21		$10.59		$11.23		$10.52	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.06		0.15		0.12		0.08	0.04
Net realized and unrealized gain (loss)	(0.13)		0.91		(0.01)		0.87	0.48

Total from investment operations	(0.07)		1.06		0.11		0.95	0.52

Less distributions:
Dividends from net investment income	(0.16)		(0.14)		(0.10)		(0.07)	—
Distributions from net realized gains	(0.40)		(0.30)		(0.65)		(0.17)	—

Total dividends and distributions	(0.56)		(0.44)		(0.75)		(0.24)	—

Net asset value, end of period	$10.58		$11.21		$10.59		$11.23	$10.52

Total return (b)	(0.77)%		10.46%		0.93%		9.15%	5.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$164		$168		$156		$112	$105
Ratio of expenses to average net assets:
After waivers (a)(f)	1.41	%(j)	1.40	%(j)	1.45	%(k)	1.46%	1.47%
Before waivers (a)(f)	1.89%		1.92%		1.91%		2.01%	2.05%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	1.13%		1.44%		1.13%		0.77%	0.62	%(l)
Before waivers (a)(f)(x)	0.64%		0.93%		0.67%		0.22%	0.05	%(l)
Portfolio turnover rate^	45	%(z)	63%		79%		86%	56	%(z)

*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.20% for Class A, 0.95% for Class I and 1.45% for Class R.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.25% for Class A, 1.00% for Class I and 1.50% for Class R.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 GAMCO SMALL/MID CAP VALUE FUND (Unaudited)

INVESTMENT ADVISER

➢	Equitable Investment Management

INVESTMENT SUB-ADVISER

➢	GAMCO Asset Management, Inc.

PERFORMANCE RESULTS

Total Returns as of 4/30/20

		6 Months	1 Year	5 Year	Since Incept.
Fund – Class A Shares*	without Sales Charge	(22.03)%	(26.01)%	0.04%	0.99%
	with Sales Charge (a)	(26.34)	(30.06)	(1.09)	(0.05)
Fund – Class I Shares*		(22.03)	(25.89)	0.28	1.23
Fund – Class R Shares*		(22.12)	(26.23)	(0.20)	0.75
Fund – Class T Shares*†	without Sales Charge	(21.95)	(25.87)	0.29	1.25
	with Sales Charge (b)	(23.90)	(27.73)	(0.22)	0.77
Russell 2500TM Value Index		(21.89)	(21.90)	0.61	0.96

* Date of inception 11/12/14.

†  Class T Shares currently are not offered for sale.

(a)A 5.50% front-end sales charge was deducted.

(b)A 2.50% front-end sales charge was deducted.

    Returns for periods less than one year are not annualized.

    Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

As of March 1, 2020, the gross expense ratios for Class A, I, R and T shares were 1.66%, 1.41%, 1.91% and 1.66%, respectively. The net expense ratios for Class A, I, R and T shares were 1.25%, 1.00%, 1.50% and 1.25%, respectively. The net expense ratios reflect the Adviser’s decision to contractually limit expenses through April 30, 2021. Fund Performance may also reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower.

In addition, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Overview — GAMCO Asset Management, Inc.

Having spent most of 2019 seemingly immune to bad news, global markets have been sickened by the novel Coronavirus (COVID-19). Few historical analogs exist to gauge the impact of a pandemic. Unlike an actor in a trade war, the virus does not negotiate. Other outbreaks such as SARS and MERS have been more limited in scope while economic shocks such as 9/11 and Hurricane Katrina have been more discrete in timing.

Ultimately, our framework for understanding how macroeconomic events impact individual securities remains the same: how does this series of events impact earnings near term and how will it impact the trajectory of earnings long term? The latter is commonly encompassed by an earnings multiple. While earnings this year will surely be lower, we don’t see anything to suggest that they should be capitalized at a lower rate.

Earnings estimates are in flux and the path of future growth is more fragile. If the disease is contained in the spring, companies may be able to provide broad guidance regarding their outlooks on first quarter earnings calls. An expanding crisis would obviously leave more of 2020 and even 2021 in doubt. In any case, we doubt many companies or analysts will possess great conviction in their forecasts, especially given the uncertainties of a COVID-19 re-emergence prior to a vaccine, the recent price war in oil and the U.S. election. All else being equal, that should weigh on multiples. However, all else is never equal and a sub 1.0% 10-year Treasury yield may support multiples and burnish the appeal of U.S. equities.

Like the virus, volatility is likely to remain with us. Volatility can lead to opportunity in areas where we can utilize our accumulated compounded knowledge of industries to buy/harvest companies where Mr. Market has become too pessimistic/optimistic relative to long-term fundamentals. Some companies will be disproportionately hurt by recent developments (travel, live entertainment) while some will be helped (select staples and health care companies), but both need to be viewed through the lens of valuation.

It is too early to tell whether current events lead to a shift in market leadership from growth/momentum to value. We began to see a deterioration in venture funding in late 2019, but that has been belied by the continued strong performance of certain technology darlings. Ultimately, we think a retrenchment of the markets will chasten some momentum investors while an economic downturn will underscore the importance of investing in companies with sustainable cash generation and adaptable managements.

U.S. stocks looked through coronavirus and economic driven gloom during April as unprecedented central bank easing and government fiscal policy stimulus

1290 GAMCO SMALL/MID CAP VALUE FUND (Unaudited)

spurred the best monthly gain since January 1987 and the best April return since 1938. Despite the market’s recent momentum, we believe the earlier market decline and volatility due to the economic fallout from COVID-19 has laid the groundwork for investors to again focus on fundamental stock picking. Capital preservation is especially important in bear markets and we believe the market has offered bargains unseen since 2008.

Fund Highlights

We buy businesses we believe are selling at a discount to their Private Market Value (the price an informed industrialist would pay for the entire company), with a catalyst in place that could potentially surface values. Our philosophy and process focus on fundamental company research and individual stock selection. The Fund is significantly different than its benchmark index, and performance will often not closely track it.

The Fund was slightly ahead of its benchmark, the Russell 2500TM Value Index, for the six-month period ended April 30, 2020, as it returned -21.4% on a gross basis compared to -21.8% for the benchmark. The Fund’s lower weighting in financial and energy companies was among the strongest contributors to relative performance for the period, while its higher exposure to industrial and communication services companies was the primary relative detractor during the period.

Our holdings tend to be domestically focused with strong franchises and often pricing power. We have never been top-down allocators, trying to chase every trend. Rather, we rely on fundamental bottom-up research informed by our view of the shifting political and economic tides.

What helped performance during the six-month period ended April 30, 2020:

•	Virtual health care company Teladoc Health, Inc. was up more than 100% over this period as it has benefited from a sharp increase in visits in the context of the COVID-19 pandemic.

•

We remain focused on companies trading at a discount to their intrinsic value with a catalyst in place to surface that value regardless of the broader market environment. Over the last six months, Legg Mason, Inc. (sold during the first quarter) was up more than 30% as Franklin Resources agreed to buy the company for $4.5 billion in cash.

•

Several consumer staples companies, which often have consistent recurring cash flow and strong brands that can command premium pricing, have had strong performance over this period, helped in the current environment as consumers stock their pantries and continue to eat more at home. This includes companies with exposure to pet products and services like JM Smucker Co., which has a #1 market position in dog snacks and #2 in cat food and premium dog food as well as The Hain Celestial Group, Inc., one of the leading companies in the natural/organic space.

•

The Fund’s underweighting in financial companies has been the largest relative contributor to performance so far this year as interest rates have plunged in the recent period. The Fund’s much lower weighting in energy also boosted performance during this period. Our investment philosophy leads us away from commodity-driven businesses, which results in a low absolute and relative exposure to energy as well as financial holdings to an extent, given their reliance on interest rates.

What hurt performance during the six-month period ended April 30, 2020:

•

The Fund’s higher weighting in industrial companies was its largest detractor to relative performance over the period as the market weighed the impact of coronavirus on global supply chain disruptions and on cyclical businesses more heavily. Aerospace suppliers including Kaman Corp. and economically sensitive pump/valve companies including EnPro Industries, Inc. were especially hard hit. We believe the market has more than discounted the negatives ahead without regard for what an eventual recovery may look like, particularly for the high-quality companies we own in this portfolio.

•

The Fund’s larger allocation to the communication services sector, which includes several companies focused on live entertainment, also hurt performance during the period. Madison Square Garden Sports is an example of a company focused on live entertainment and impacted by recent circumstances. The company has a strong balance sheet with more than $1 billion in net cash to weather the storm and a very compelling long-term valuation of its sports teams regardless of short-term disruptions in live events. The company reached a deal to sell its LA forum venue to Steve Ballmer for $400 million cash in March, at the higher end of our valuation range for the asset. The company also spun off of its entertainment business from its sports business as another catalyst which will help to surface value going forward.

•

The Fund’s higher allocation to smaller capitalization companies (roughly twice the index weighting) hurt performance during this period as the broader market uncertainty had an outsized impact on smaller companies. The market volatility spurred by the coronavirus pandemic widened the valuation gap between small cap and large cap companies, which was already at a 15-year high prior to the beginning of 2020. A low interest rate environment has typically been a positive one for smaller companies. Federal

1290 GAMCO SMALL/MID CAP VALUE FUND (Unaudited)

Reserve interest rate cuts have been more beneficial to small-caps than to mid and large-caps. Over the previous 12 Fed rate cuts, smaller cap companies have averaged stronger returns as compared to mid and large cap companies, during the first 3, 6 and 12 months following the first cut.

Sector Weightings as of April 30, 2020	% of Net Assets
Industrials	35.7%
Consumer Staples	13.4
Communication Services	11.7
Materials	10.8
Consumer Discretionary	8.9
Health Care	6.7
Financials	2.8
Utilities	2.5
Information Technology	2.3
Investment Company	2.2
Real Estate	1.2
Energy	1.1
Cash and Other	0.7

100.0%

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A, Class R and Class T shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/19	Ending Account Value 4/30/20	Expenses Paid During Period* 11/1/19 - 4/30/20
Class A
Actual	$1,000.00	$779.70	$5.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.67	6.25
Class I
Actual	1,000.00	779.70	4.40
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.92	5.00
Class R
Actual	1,000.00	778.80	6.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.43	7.50
Class T**
Actual	1,000.00	780.50	4.40
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.92	5.00

* Expenses are equal to the Fund’s Class A, I, R and T shares annualized expense ratios of 1.24%, 0.99%, 1.49% and 0.99%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

**  Class T shares currently are not offered for sale.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

April 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (11.7%)
Diversified Telecommunication Services (0.0%)
Intelsat SA*	22,000	$27,500

Entertainment (1.5%)
Liberty Media Corp.-Liberty Braves, Class A*	6,000	123,840
Liberty Media Corp.-Liberty Braves, Class C*	20,000	401,800
Madison Square Garden Entertainment Corp.*	2,200	181,940
Madison Square Garden Sports C, Class A*	2,200	376,904

		1,084,484

Media (9.1%)
AMC Networks, Inc., Class A*	20,000	477,000
Clear Channel Outdoor Holdings, Inc.*	450,063	434,221
Corus Entertainment, Inc., Class B	190,000	432,702
DISH Network Corp., Class A*	5,000	125,075
EW Scripps Co. (The), Class A	45,000	363,150
Grupo Televisa SAB (ADR)	70,000	374,500
JCDecaux SA	27,000	560,294
Loral Space & Communications, Inc.*	14,000	308,000
Meredith Corp.	64,000	949,120
MSG Networks, Inc., Class A*	48,000	570,240
Sinclair Broadcast Group, Inc., Class A	30,000	529,500
Sirius XM Holdings, Inc.	34,560	204,250
TEGNA, Inc.	30,000	321,600
ViacomCBS, Inc.	40,000	690,400
ViacomCBS, Inc., Class A	13,000	255,190
WideOpenWest, Inc.*	36,000	213,120

		6,808,362

Wireless Telecommunication Services (1.1%)
Gogo, Inc.*	30,000	48,900
Millicom International Cellular SA	4,000	106,040
United States Cellular Corp.*	20,000	636,600

		791,540

Total Communication Services		8,711,886

Consumer Discretionary (8.9%)
Auto Components (0.7%)
Dana, Inc.	40,000	460,000
Lear Corp.	600	58,590

		518,590

Diversified Consumer Services (0.9%)
H&R Block, Inc.	14,000	233,100
ServiceMaster Global Holdings, Inc.*	13,000	442,650

		675,750

Hotels, Restaurants & Leisure (2.3%)
Cheesecake Factory, Inc. (The)	7,500	167,175
Churchill Downs, Inc.	3,500	350,770
Dover Motorsports, Inc.	15,000	19,902
Eldorado Resorts, Inc.*	5,000	107,200
Golden Entertainment, Inc.*	40,000	377,600

Nathan’s Famous, Inc.	7,800	438,906
Wynn Resorts Ltd.	3,000	256,590

		1,718,143

Household Durables (1.2%)
Bassett Furniture Industries, Inc.	40,000	273,600
Hunter Douglas NV	4,000	186,811
Lennar Corp., Class B	11,000	419,650

		880,061

Internet & Direct Marketing Retail (0.5%)
Lands’ End, Inc.*	13,000	110,630
Stamps.com, Inc.*	1,800	284,886

		395,516

Leisure Products (3.0%)
Brunswick Corp.	36,000	1,717,920
Mattel, Inc.*	64,000	558,080

		2,276,000

Specialty Retail (0.3%)
Carvana Co.*	2,400	192,264

Total Consumer Discretionary		6,656,324

Consumer Staples (13.4%)
Beverages (3.4%)
Davide Campari-Milano SpA	33,000	256,127
National Beverage Corp.*	12,500	627,875
Primo Water Corp.	12,000	123,120
Remy Cointreau SA	13,500	1,507,075

		2,514,197

Food & Staples Retailing (1.0%)
Casey’s General Stores, Inc.	2,500	378,525
Ingles Markets, Inc., Class A	10,000	408,300

		786,825

Food Products (6.4%)
Bunge Ltd.	26,500	1,051,255
Farmer Bros Co.*	33,000	304,920
Hain Celestial Group, Inc. (The)*	40,000	1,033,600
JM Smucker Co. (The)	12,000	1,378,920
Maple Leaf Foods, Inc.	38,000	702,424
McCormick & Co., Inc.	1,800	281,826

		4,752,945

Household Products (1.7%)
Energizer Holdings, Inc.	32,000	1,246,720

Personal Products (0.9%)
Edgewell Personal Care Co.*	25,000	690,250

Total Consumer Staples		9,990,937

Energy (1.1%)
Energy Equipment & Services (1.1%)
Dril-Quip, Inc.*	11,500	380,995
RPC, Inc.	130,000	443,300

Total Energy		824,295

Financials (2.8%)
Banks (1.5%)
Atlantic Capital Bancshares, Inc.*	15,000	188,250
Cadence Bancorp	10,997	72,800

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

Flushing Financial Corp.	21,054	$262,965
Synovus Financial Corp.	27,500	577,775

		1,101,790

Capital Markets (1.3%)
Federated Hermes, Inc., Class B	36,000	819,720
Waddell & Reed Financial, Inc., Class A	12,000	174,600

		994,320

Total Financials		2,096,110

Health Care (6.7%)
Biotechnology (0.2%)
Clovis Oncology, Inc.*	14,000	106,540

Health Care Equipment & Supplies (0.3%)
Cutera, Inc.*	17,500	235,375

Health Care Providers & Services (1.5%)
Option Care Health, Inc.*	22,527	322,136
Patterson Cos., Inc.	44,000	804,320

		1,126,456

Health Care Technology (4.5%)
Evolent Health, Inc., Class A*	56,000	403,760
Teladoc Health, Inc.*	18,000	2,962,620

		3,366,380

Life Sciences Tools & Services (0.2%)
Bio-Rad Laboratories, Inc., Class A*	300	132,030

Total Health Care		4,966,781

Industrials (35.7%)
Aerospace & Defense (3.9%)
AAR Corp.	19,000	372,020
Aerojet Rocketdyne Holdings, Inc.*	26,200	1,077,868
Moog, Inc., Class A	24,000	593,760
Moog, Inc., Class B	3,600	101,700
Textron, Inc.	30,000	790,800

		2,936,148

Building Products (2.8%)
Armstrong Flooring, Inc.*	80,000	168,000
Griffon Corp.	116,000	1,903,560

		2,071,560

Commercial Services & Supplies (2.3%)
IAA, Inc.*	8,688	335,357
KAR Auction Services, Inc.	8,688	130,146
Matthews International Corp., Class A	46,000	1,101,240
Team, Inc.*	30,000	185,100

		1,751,843

Construction & Engineering (0.7%)
Arcosa, Inc.	14,000	521,780

Electrical Equipment (0.9%)
AZZ, Inc.	22,000	690,580

Machinery (20.0%)
Astec Industries, Inc.	63,000	2,526,930
CIRCOR International, Inc.*	66,000	985,380
CNH Industrial NV*	35,000	218,400

Donaldson Co., Inc.	1,000	43,830
Eastern Co. (The)	15,000	270,000
EnPro Industries, Inc.	40,000	1,814,000
Flowserve Corp.	40,000	1,126,800
Graco, Inc.	4,500	200,970
Hyster-Yale Materials Handling, Inc.	8,383	327,272
Ingersoll Rand, Inc.*	24,000	697,920
ITT, Inc.	3,500	184,520
Kennametal, Inc.	30,000	768,300
Mueller Industries, Inc.	40,000	1,036,000
Mueller Water Products, Inc., Class A	34,000	322,660
Navistar International Corp.*	22,470	534,112
Park-Ohio Holdings Corp.	17,000	311,610
Toro Co. (The)	6,500	414,765
Trinity Industries, Inc.	95,000	1,832,550
Twin Disc, Inc.*	74,509	447,799
Watts Water Technologies, Inc., Class A	10,000	824,000
Welbilt, Inc.*	12,500	61,625

		14,949,443

Road & Rail (0.2%)
Hertz Global Holdings, Inc.*	45,000	181,800

Trading Companies & Distributors (3.7%)
Ashtead Group plc	3,000	82,322
GATX Corp.	8,000	474,400
Herc Holdings, Inc.*	55,000	1,552,650
Kaman Corp.	16,000	620,160

		2,729,532

Transportation Infrastructure (1.2%)
Macquarie Infrastructure Corp.	31,000	855,290

Total Industrials		26,687,976

Information Technology (2.3%)
Communications Equipment (0.2%)
Communications Systems, Inc.	20,000	113,800
EchoStar Corp., Class A*	1,600	50,480

		164,280

Electronic Equipment, Instruments & Components (0.5%)
Landis+Gyr Group AG*	6,000	405,664

IT Services (0.1%)
MoneyGram International, Inc.*	60,000	49,800

Software (0.6%)
A10 Networks, Inc.*	25,000	170,750
Cloudflare, Inc., Class A*	500	11,780
FireEye, Inc.*	12,000	138,120
Zuora, Inc., Class A*	10,000	105,700

		426,350

Technology Hardware, Storage & Peripherals (0.9%)
Diebold Nixdorf, Inc.*	137,000	675,410

Total Information Technology		1,721,504

Materials (10.8%)
Chemicals (8.3%)
Axalta Coating Systems Ltd.*	11,000	217,140
Chr Hansen Holding A/S	1,200	103,526
Core Molding Technologies, Inc.*	104,000	262,080

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

Element Solutions, Inc.*	130,000	$1,332,500
Ferro Corp.*	95,000	947,150
GCP Applied Technologies, Inc.*	93,300	1,597,296
HB Fuller Co.	8,500	312,715
Scotts Miracle-Gro Co. (The)	6,200	768,986
Tredegar Corp.	15,000	247,200
Valvoline, Inc.	26,000	446,940

		6,235,533

Containers & Packaging (2.0%)
Greif, Inc., Class A	30,000	1,016,700
Myers Industries, Inc.	36,000	444,960

		1,461,660

Metals & Mining (0.5%)
Ampco-Pittsburgh Corp.*	30,000	112,200
Freeport-McMoRan, Inc.	20,000	176,600
TimkenSteel Corp.*	37,000	96,200

		385,000

Total Materials		8,082,193

Real Estate (1.2%)
Equity Real Estate Investment Trusts (REITs) (0.5%)
Ryman Hospitality Properties, Inc. (REIT)	5,000	176,700
Seritage Growth Properties (REIT), Class A*	21,000	222,180

		398,880

Real Estate Management & Development (0.7%)
St Joe Co. (The)*	28,000	512,400

Total Real Estate		911,280

Utilities (2.5%)
Gas Utilities (1.4%)
National Fuel Gas Co.	25,000	1,025,000

Independent Power and Renewable Electricity Producers (1.1%)
AES Corp. (The)	64,000	848,000

Total Utilities		1,873,000

Total Common Stocks (97.1%) (Cost $94,467,861)		72,522,286

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Energy Equipment & Services (0.0%)
Weatherford International plc, expiring 12/13/23*	1,117	234

Total Energy		234

Health Care (0.0%)
Health Care Providers & Services (0.0%)
Option Care Health, Inc., expiring 6/30/25*	22	8

Total Health Care		8

Total Warrants (0.0%) (Cost $—)		242

	Number of Shares	Value (Note 1)

SHORT-TERM INVESTMENT:
Investment Company (2.2%)
JPMorgan Prime Money Market Fund, IM Shares	1,678,764	1,680,107

Total Short-Term Investment (2.2%) (Cost $1,679,181)		1,680,107

Total Investments in Securities (99.3%) (Cost $96,147,042)		74,202,635
Other Assets Less Liabilities (0.7%)		517,303

Net Assets (100%)		$74,719,938

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$8,151,592	$560,294	$—	$8,711,886
Consumer Discretionary	6,010,705	645,619	—	6,656,324
Consumer Staples	7,945,909	2,045,028	—	9,990,937
Energy	824,295	—	—	824,295
Financials	2,096,110	—	—	2,096,110
Health Care	4,966,781	—	—	4,966,781
Industrials	26,503,954	184,022	—	26,687,976
Information Technology	1,315,840	405,664	—	1,721,504
Materials	7,604,387	477,806	—	8,082,193
Real Estate	911,280	—	—	911,280
Utilities	1,873,000	—	—	1,873,000
Short-Term Investment
Investment Company	1,680,107	—	—	1,680,107
Warrants
Energy	234	—	—	234
Health Care	—	8	—	8

Total Assets	$69,884,194	$4,318,441	$—	$74,202,635

Total Liabilities	$—	$—	$—	$—

Total	$69,884,194	$4,318,441	$—	$74,202,635

(a) Securities with a market value of $8 transferred from Level 3 to Level 2 at the end of the period due to active trading.

The Fund held no derivatives contracts during the six months ended April 30, 2020.

Investment security transactions for the six months ended April 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$10,632,260
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$11,780,735

As of April 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,947,174
Aggregate gross unrealized depreciation	(27,904,716)

Net unrealized depreciation	$(22,957,542)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$97,160,177

For the six months ended April 30, 2020, the Fund incurred approximately $8,026 as brokerage commissions with G. Research, an affiliated broker/dealer.

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $96,147,042)	$74,202,635
Cash	331,000
Foreign cash (Cost $7,042)	7,153
Receivable for Fund shares sold	283,038
Receivable for securities sold	178,564
Due from Custodian	70,466
Prepaid registration and filing fees	24,698
Dividends, interest and other receivables	19,042

Total assets	75,116,596

LIABILITIES
Payable for securities purchased	195,247
Payable for Fund shares redeemed	71,915
Transfer agent fees payable	16,595
Investment advisory fees payable	16,352
Administrative fees payable	8,427
Distribution fees payable – Class A	584
Distribution fees payable – Class R	249
Accrued expenses	87,289

Total liabilities	396,658

NET ASSETS	$74,719,938

Net assets were comprised of:
Paid in capital	$101,098,380
Total distributable earnings (loss)	(26,378,442)

Net assets	$74,719,938

Class A
Net asset value and redemption price per share, $3,124,038 / 326,595 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.57
Maximum sales charge (5.50% of offering price)	0.56

Maximum offering price per share	$10.13

Class I
Net asset value and redemption price per share, $70,833,237 / 7,398,614 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.57

Class R
Net asset value and redemption price per share, $665,193 / 69,901 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.52

Class T**
Net asset value and redemption price per share, $97,470 / 10,179 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.58
Maximum sales charge (2.50% of offering price)	0.25

Maximum offering price per share	$9.83

**	Class T shares currently are not offered for sale.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends (net of $7,902 foreign withholding tax)	$761,393
Interest	2,184

Total income	763,577

EXPENSES
Investment advisory fees	349,043
Administrative fees	69,809
Professional fees	67,636
Transfer agent fees	65,738
Printing and mailing expenses	34,839
Registration and filing fees	19,996
Custodian fees	6,599
Distribution fees – Class A	4,568
Trustees’ fees	3,713
Distribution fees – Class R	2,066
Distribution fees – Class T**	147
Miscellaneous	23,320

Gross expenses	647,474
Less: Waiver from investment adviser	(178,883)
Waiver from distributor	(147)

Net expenses	468,444

NET INVESTMENT INCOME (LOSS)	295,133

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(3,550,947)
Foreign currency transactions	6,324

Net realized gain (loss)	(3,544,623)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(18,868,595)
Foreign currency translations	114

Net change in unrealized appreciation (depreciation)	(18,868,481)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(22,413,104)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(22,117,971)

**	Class T shares currently are not offered for sale.

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$295,133	$609,998
Net realized gain (loss)	(3,544,623)	340,659
Net change in unrealized appreciation (depreciation)	(18,868,481)	1,060,409

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(22,117,971)	2,011,066

Distributions to shareholders:
Class A	(60,182)	(42,434)
Class I	(1,732,560)	(1,255,738)
Class R	(12,206)	(7,956)
Class T**	(2,304)	(1,787)

Total distributions to shareholders	(1,807,252)	(1,307,915)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 46,185 and 70,453 shares, respectively ]	548,145	886,229
Capital shares issued in reinvestment of dividends [ 4,524 and 3,493 shares, respectively ]	58,133	40,904
Capital shares repurchased [ (36,747) and (53,218) shares, respectively ]	(441,381)	(654,905)

Total Class A transactions	164,897	272,228

Class I
Capital shares sold [ 804,157 and 1,868,998 shares, respectively ]	9,231,783	23,316,263
Capital shares issued in reinvestment of dividends [ 78,814 and 59,543 shares, respectively ]	1,012,764	697,247
Capital shares repurchased [ (1,140,254) and (1,297,404) shares, respectively ]	(12,241,076)	(15,901,713)

Total Class I transactions	(1,996,529)	8,111,797

Class R
Capital shares sold [ 7,985 and 21,731 shares, respectively ]	87,839	268,538
Capital shares issued in reinvestment of dividends [ 820 and 575 shares, respectively ]	10,489	6,698
Capital shares repurchased [ (12,570) and (13,939) shares, respectively ]	(157,604)	(167,220)

Total Class R transactions	(59,276)	108,016

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,890,908)	8,492,041

TOTAL INCREASE (DECREASE) IN NET ASSETS	(25,816,131)	9,195,192
NET ASSETS:
Beginning of period	100,536,069	91,340,877

End of period	$74,719,938	$100,536,069

**	Class T shares currently are not offered for sale.

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,							November 12, 2014* to October 31, 2015
Class A			2019		2018		2017		2016
Net asset value, beginning of period	$12.46		$12.33		$12.83		$10.28		$10.25	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02		0.05		0.03		0.06	##	0.05	(0.01)
Net realized and unrealized gain (loss)	(2.72)		0.22		(0.25)		2.67		0.25	0.33

Total from investment operations	(2.70)		0.27		(0.22)		2.73		0.30	0.32

Less distributions:
Dividends from net investment income	(0.04)		(0.02)		(0.03)		(0.02)		— #	(0.07)
Distributions from net realized gains	(0.15)		(0.12)		(0.25)		(0.16)		(0.27)	—

Total dividends and distributions	(0.19)		(0.14)		(0.28)		(0.18)		(0.27)	(0.07)

Net asset value, end of period	$9.57		$12.46		$12.33		$12.83		$10.28	$10.25

Total return (b)	(22.03)%		2.29%		(1.84)%		26.72%		3.08%	3.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,124		$3,896		$3,599		$2,063		$591	$997
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.24	%(j)	1.24	%(j)	1.24	%(j)	1.27%		1.35%	1.35%
Before waivers and reimbursements (a)(f)	1.63%		1.66%		1.79%		2.72%		4.38%	9.28%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.41%		0.39%		0.26%		0.48	%(aa)	0.49%	(0.10	)%(l)
Before waivers and reimbursements (a)(f)	0.02%		(0.03)%		(0.28)%		(0.97	)%(aa)	(2.53)%	(8.03	)%(l)
Portfolio turnover rate^	12	%(z)	37%		49%		88%		76%	95	%(z)

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,							November 12, 2014* to October 31, 2015
Class I			2019		2018		2017		2016
Net asset value, beginning of period	$12.49		$12.36		$12.86		$10.30		$10.27	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.08		0.07		0.08	##	0.05	0.02
Net realized and unrealized gain (loss)	(2.74)		0.23		(0.26)		2.68		0.28	0.32

Total from investment operations	(2.70)		0.31		(0.19)		2.76		0.33	0.34

Less distributions:
Dividends from net investment income	(0.07)		(0.06)		(0.06)		(0.04)		(0.03)	(0.07)
Distributions from net realized gains	(0.15)		(0.12)		(0.25)		(0.16)		(0.27)	—

Total dividends and distributions	(0.22)		(0.18)		(0.31)		(0.20)		(0.30)	(0.07)

Net asset value, end of period	$9.57		$12.49		$12.36		$12.86		$10.30	$10.27

Total return (b)	(22.03)%		2.57%		(1.60)%		27.09%		3.34%	3.43%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$70,833		$95,601		$86,815		$21,317		$6,041	$2,416
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.99	%(j)	0.99	%(j)	0.99	%(j)	1.02%		1.10%	1.10%
Before waivers and reimbursements (a)(f)	1.38%		1.41%		1.51%		2.47%		4.09%	8.56%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.65%		0.64%		0.54%		0.69	%(aa)	0.49%	0.16	%(l)
Before waivers and reimbursements (a)(f)	0.26%		0.22%		0.03%		(0.76	)%(aa)	(2.51)%	(7.30	)%(l)
Portfolio turnover rate^	12	%(z)	37%		49%		88%		76%	95	%(z)

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,							November 12, 2014* to October 31, 2015
Class R			2019		2018		2017		2016
Net asset value, beginning of period	$12.38		$12.26		$12.76		$10.23		$10.23	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01		0.02		—	#	0.03	##	0.04	(0.04)
Net realized and unrealized gain (loss)	(2.71)		0.22		(0.25)		2.66		0.23	0.34

Total from investment operations	(2.70)		0.24		(0.25)		2.69		0.27	0.30

Less distributions:
Dividends from net investment income	(0.01)		—		—		—		—	(0.07)
Distributions from net realized gains	(0.15)		(0.12)		(0.25)		(0.16)		(0.27)	—

Total dividends and distributions	(0.16)		(0.12)		(0.25)		(0.16)		(0.27)	(0.07)

Net asset value, end of period	$9.52		$12.38		$12.26		$12.76		$10.23	$10.23

Total return (b)	(22.12)%		2.02%		(2.07)%		26.49%		2.77%	2.96%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$665		$912		$801		$332		$168	$777
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.49	%(j)	1.49	%(j)	1.49	%(j)	1.53%		1.60%	1.60%
Before waivers and reimbursements (a)(f)	1.88%		1.91%		2.05%		3.00%		4.65%	9.73%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.14%		0.14%		0.02%		0.27	%(aa)	0.42%	(0.35	)%(l)
Before waivers and reimbursements (a)(f)	(0.25)%		(0.28)%		(0.54)%		(1.21	)%(aa)	(2.64)%	(8.49	)%(l)
Portfolio turnover rate^	12	%(z)	37%		49%		88%		76%	95	%(z)

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,							November 12, 2014* to October 31, 2015
Class T**			2019		2018		2017		2016
Net asset value, beginning of period	$12.49		$12.36		$12.86		$10.30		$10.27	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.08		0.07		0.11	##	0.08	0.01
Net realized and unrealized gain (loss)	(2.73)		0.23		(0.26)		2.65		0.25	0.33

Total from investment operations	(2.69)		0.31		(0.19)		2.76		0.33	0.34

Less distributions:
Dividends from net investment income	(0.07)		(0.06)		(0.06)		(0.04)		(0.03)	(0.07)
Distributions from net realized gains	(0.15)		(0.12)		(0.25)		(0.16)		(0.27)	—

Total dividends and distributions	(0.22)		(0.18)		(0.31)		(0.20)		(0.30)	(0.07)

Net asset value, end of period	$9.58		$12.49		$12.36		$12.86		$10.30	$10.27

Total return (b)	(21.95)%		2.57%		(1.60)%		27.09%		3.34%	3.43%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$97		$127		$126		$131		$105	$259
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.99	%(j)	0.99	%(j)	0.99	%(j)	1.03%		1.10%	1.10%
Before waivers and reimbursements (a)(f)	1.63%		1.66%		1.80%		3.02%		5.11%	10.23%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.65%		0.64%		0.50%		0.89	%(aa)	0.77%	0.15	%(l)
Before waivers and reimbursements (a)(f)	0.02%		(0.02)%		(0.31)%		(1.10	)%(aa)	(3.23)%	(8.98	)%(l)
Portfolio turnover rate^	12	%(z)	37%		49%		88%		76%	95	%(z)

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
**	Class T shares currently are not offered for sale. Class T shares were formerly known as Class C shares.
#	Per share amount is less than $0.005.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.02, $0.04, $(0.01) and $0.07 for Class A, Class I, Class R and Class T, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.25% for Class A, 1.00% for Class I, 1.50% for Class R and 1.00% for Class T.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.34% lower.

See Notes to Financial Statements.

1290 GLOBAL TALENTS FUND (Unaudited)

INVESTMENT ADVISER

➢	Equitable Investment Management

INVESTMENT SUB-ADVISER

➢	AXA Investment Managers, Inc.

PERFORMANCE RESULTS

Total Returns as of 4/30/20

		6 Months	1 Year	Since Incept.
Fund – Class A Shares*	without Sales Charge	0.58%	(2.35)%	6.84%
	with Sales Charge (a)	(4.97)	(7.73)	5.36
Fund – Class I Shares*		0.77	(2.07)	7.12
Fund – Class R Shares*		0.50	(2.53)	6.59
MSCI ACWI (Net) Index		(7.68)	(4.96)	7.58

* Date of inception 4/11/16. (a) A 5.50% front-end sales charge was deducted. Returns for periods less than one year are not annualized. Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

As of March 1, 2020, the gross expense ratios for Class A, I and R shares were 2.04%, 1.79% and 2.29%, respectively. The net expense ratios for Class A, I and R shares were 1.25%, 1.00% and 1.50%, respectively. The net expense ratios reflect the Adviser’s decision to contractually limit expenses through April 30, 2021. Fund Performance may also reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower.

In addition, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Overview — AXA Investment Managers, Inc.

Global equities proved quite volatile over the period and ended lower. Stock price performance was positive initially but started to fall abruptly from mid-February as it became clear that the new coronavirus emanating from China was becoming a global pandemic. Social distancing measures implemented across the globe have had severe negative economic effects, generated great uncertainty for businesses small and large and led to a spike in unemployment. Markets rebounded off their lows from the end of March till the end of the period as we saw unprecedented monetary and fiscal responses to support businesses and individuals at risk. Other positive news included most countries successfully flattening their infection curve, some economies gradually emerging from lockdowns and hopes were raised about a potential vaccine. It remains, however, unclear when or if a full return to normality will be possible as businesses continue to operate under constraints, consumers remain cautious, travel and physical services remain heavily curtailed, risks of renewed virus outbreaks are real, and central banks and governments alike are running out of ammunitions in view of the level of support already offered and the economic damage already sustained over the last couple of months. To add to concerns, geopolitical tensions are once again on the rise.

Over the period, technology and health care emerged as the two strongest sectors, finishing the period in the green. Both sectors, while benefiting from long term structural tailwinds around digitalization and aging demographics, are also well positioned in the context of the novel coronavirus given their importance in providing solutions during the crisis. Communication services were also understandably a relative outperformer. Within the consumer space, certain segments performed strongly — such as e-commerce or grocery staples benefiting from pantry loading. Unsurprisingly, cyclical sectors fared poorly over the period. In particular, energy was the worst performer as oil prices dropped sharply.

Fund Highlights

The Fund’s Class I shares returned 0.77% for the six-month period ended April 30, 2020. The Fund’s benchmark, the MSCI All Country World Index, returned -7.68% over the same time period. The Fund’s performance was driven by positive stock selection and positive sector allocation.

We made limited changes to Fund holdings over the period. In technology, we sold Check Point Software Technologies Ltd. in information technology security and initiated two new positions, in CRM software leader salesforce.com, which has at its helm co-founder/CEO/chairman Marc Benioff and in ServiceNow, Inc., a fast-growing information technology management software

1290 GLOBAL TALENTS FUND (Unaudited)

provider led by chairman/founder/advisor Frederic Luddy. We also added to our health care exposure by initiating a position in UCB SA, a Belgian biopharmaceuticals company targeting central nervous system disorders and inflammatory diseases, where the family holding Financiere de Tubize holds a 35% stake. We sold U.S. shale firm Concho Resources, Inc. given the negative outlook on oil prices in the short term and the long term.

What helped performance during the six-month period ended April 30, 2020:

•	DexCom, Inc. continued to be a strong performer and reported record sales. Diagnostics firm Roche Holding AG is at the forefront of developing a highly reliable test for the novel disease COVID-19.

•	E-commerce players Amazon.com, Inc. and Alibaba Group Holding Ltd. both saw a surge in demand following social distancing measures.

•

Online gaming platform Tencent Holdings Ltd. benefited from more time spent at home. Softbank Group Corp. closed some of the discount to the net asset value of its underlying assets by announcing a large buyback program, benefited from the consolidation of its U.S. telecommunications arm and decided to walk away from its pending WeWork deal.

•	Apple, Inc. proved resilient given a loyal base and strong demand for its consumer services.

•	Personal care and hygiene manufacturer Unicharm Corp. benefited from pantry loading.

What hurt performance during the six-month period ended April 30, 2020:

•

Anheuser-Busch InBev SA/NV was a poor performer as investors worried about its leverage levels and exposure to emerging markets, particularly in Latin America, where the virus outbreak could wreak havoc on local economies.

•	Kose Corp. also suffered as cosmetics sales in Japan are largely made either in department stores or in travel retail locations.

•

Credicorp Ltd. was also hard hit. Investors anticipate a lasting negative impact on the Peruvian economy from the virus outbreak as well as more generally for banks due to lower interest rates for longer and higher future credit losses.

•	Assa Abloy AB warned about risks of a significant drop in sales and margins as a result of the virus outbreak.

•

Financiere de L’Odet SA, heavily exposed to logistics and the African continent, will likely be impacted near-term due to restrictions. Investors rightly worry that emerging markets are likely less well equipped to deal with the coronavirus crisis.

•	EOG Resources, Inc. came under pressure due to falling oil prices and oil demand as economies around the world have come to a standstill.

Sector Weightings as of April 30, 2020	Market Value	% of Net Assets
Information Technology	$6,562,686	24.2%
Health Care	4,451,746	16.4
Communication Services	3,734,470	13.8
Financials	3,306,337	12.2
Consumer Discretionary	2,668,544	9.9
Consumer Staples	2,026,373	7.5
Industrials	1,795,568	6.6
Materials	898,614	3.3
Real Estate	730,437	2.7
Energy	228,428	0.8
Cash and Other	709,027	2.6

		100.0%

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class R shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

1290 GLOBAL TALENTS FUND (Unaudited)

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/19	Ending Account Value 4/30/20	Expenses Paid During Period* 11/1/19 - 4/30/20
Class A
Actual	$1,000.00	$1,005.80	$6.23
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.65	6.27
Class I
Actual	1,000.00	1,007.70	4.99
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.89	5.02
Class R
Actual	1,000.00	1,005.00	7.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.40	7.52

* Expenses are equal to the Fund’s Class A, I and R shares annualized expense ratios of 1.25%, 1.00% and 1.50%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1290 FUNDS

1290 GLOBAL TALENTS FUND

PORTFOLIO OF INVESTMENTS

April 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Belgium (2.8%)
Anheuser-Busch InBev SA/NV	5,590	$259,472
UCB SA*	5,577	510,980

		770,452

China (7.0%)
Alibaba Group Holding Ltd. (ADR)*	4,441	900,057
Tencent Holdings Ltd.	18,600	986,788

		1,886,845

Finland (1.8%)
Sampo OYJ, Class A	14,933	495,366

France (4.0%)
Dassault Systemes SE	4,740	694,432
Financiere de L’Odet SA	594	381,884

		1,076,316

Japan (8.3%)
Kose Corp.	5,000	622,182
SoftBank Group Corp.	19,200	821,188
Unicharm Corp.	22,000	805,966

		2,249,336

Mexico (1.3%)
Fomento Economico Mexicano SAB de CV	52,500	338,753

Peru (1.8%)
Credicorp Ltd.	3,337	497,280

Spain (1.6%)
Industria de Diseno Textil SA	17,149	437,475

Sweden (1.8%)
Assa Abloy AB, Class B	26,870	483,809

Switzerland (4.2%)
Roche Holding AG	3,251	1,130,791

United States (62.8%)
Alphabet, Inc., Class A*	698	939,997
Amazon.com, Inc.*	538	1,331,012
Apple, Inc.	4,321	1,269,510
Bank OZK	18,113	409,716
Berkshire Hathaway, Inc., Class B*	4,265	799,090
BlackRock, Inc.	1,262	633,574
Booz Allen Hamilton Holding Corp.	8,607	632,098
Charles Schwab Corp. (The)	12,495	471,311
Cognex Corp.	10,284	568,088
DexCom, Inc.*	2,879	965,041
Ecolab, Inc.	4,644	898,614
EOG Resources, Inc.	4,808	228,428
Facebook, Inc., Class A*	4,819	986,497
FedEx Corp.	4,147	525,715
Fidelity National Information Services, Inc.	5,680	749,135
Fortive Corp.	6,315	404,160
IPG Photonics Corp.*	3,335	431,316
Jazz Pharmaceuticals plc*	4,198	462,830
Prologis, Inc. (REIT)	8,186	730,437
Proofpoint, Inc.*	5,229	636,526
QUALCOMM, Inc.	6,137	482,798
salesforce.com, Inc.*	3,240	524,718

ServiceNow, Inc.*	1,633	574,065
Stryker Corp.	3,137	584,831
UnitedHealth Group, Inc.	2,726	797,273

		17,036,780

Total Common Stocks (97.4%) (Cost $22,365,707)		26,403,203

Total Investments in Securities (97.4%) (Cost $22,365,707)		26,403,203
Other Assets Less Liabilities (2.6%)		709,027

Net Assets (100%)		$27,112,230

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

1290 FUNDS

1290 GLOBAL TALENTS FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Belgium	$—	$770,452	$—	$770,452
China	900,057	986,788	—	1,886,845
Finland	—	495,366	—	495,366
France	—	1,076,316	—	1,076,316
Japan	—	2,249,336	—	2,249,336
Mexico	338,753	—	—	338,753
Peru	497,280	—	—	497,280
Spain	—	437,475	—	437,475
Sweden	—	483,809	—	483,809
Switzerland	—	1,130,791	—	1,130,791
United States	17,036,780	—	—	17,036,780

Total Assets	$18,772,870	$7,630,333	$—	$26,403,203

Total Liabilities	$—	$—	$—	$—

Total	$18,772,870	$7,630,333	$—	$26,403,203

The Fund held no derivatives contracts during the six months ended April 30, 2020.

Investment security transactions for the six months ended April 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,041,989
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$3,140,751

As of April 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,195,974
Aggregate gross unrealized depreciation	(2,165,502)

Net unrealized appreciation	$4,030,472

Federal income tax cost of investments in securities and derivative instruments, if applicable	$22,372,731

See Notes to Financial Statements.

1290 FUNDS

1290 GLOBAL TALENTS FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $22,365,707)	$26,403,203
Cash	665,888
Dividends, interest and other receivables	77,366
Prepaid registration and filing fees	25,705
Receivable for Fund shares sold	80
Other assets	98

Total assets	27,172,340

LIABILITIES
Payable for Fund shares redeemed	5,205
Administrative fees payable	3,128
Transfer agent fees payable	1,223
Investment advisory fees payable	982
Distribution fees payable – Class A	270
Distribution fees payable – Class R	47
Accrued expenses	49,255

Total liabilities	60,110

NET ASSETS	$27,112,230

Net assets were comprised of:
Paid in capital	$22,330,505
Total distributable earnings (loss)	4,781,725

Net assets	$27,112,230

Class A
Net asset value and redemption price per share, $1,412,715 / 114,449 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.34
Maximum sales charge (5.50% of offering price)	0.72

Maximum offering price per share	$13.06

Class I
Net asset value and redemption price per share, $25,576,712 / 2,059,512 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.42

Class R
Net asset value and redemption price per share, $122,803 / 10,050 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.22

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends (net of $7,804 foreign withholding tax)	$165,118
Interest	4,452

Total income	169,570

EXPENSES
Investment advisory fees	110,122
Professional fees	37,178
Administrative fees	20,648
Registration and filing fees	18,112
Printing and mailing expenses	16,639
Transfer agent fees	15,208
Custodian fees	5,006
Distribution fees – Class A	1,806
Trustees’ fees	1,064
Distribution fees – Class R	310
Miscellaneous	11,152

Gross expenses	237,245
Less: Waiver from investment adviser	(97,599)

Net expenses	139,646

NET INVESTMENT INCOME (LOSS)	29,924

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	726,175
Foreign currency transactions	688

Net realized gain (loss)	726,863

Change in unrealized appreciation (depreciation) on:
Investments in securities	(552,995)
Foreign currency translations	225

Net change in unrealized appreciation (depreciation)	(552,770)

NET REALIZED AND UNREALIZED GAIN (LOSS)	174,093

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$204,017

See Notes to Financial Statements.

1290 FUNDS

1290 GLOBAL TALENTS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$29,924	$53,044
Net realized gain (loss)	726,863	97,187
Net change in unrealized appreciation (depreciation)	(552,770)	1,534,547

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	204,017	1,684,778

Distributions to shareholders:
Class A	(6,344)	(59,488)
Class I	(163,350)	(1,215,312)
Class R	(538)	(5,857)

Total distributions to shareholders	(170,232)	(1,280,657)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 4,645 and 28,983 shares, respectively ]	55,862	348,443
Capital shares issued in reinvestment of dividends [ 452 and 4,796 shares, respectively ]	5,808	53,769
Capital shares repurchased [ (8,185) and (20,615) shares, respectively ]	(105,116)	(249,226)

Total Class A transactions	(43,446)	152,986

Class I
Capital shares sold [ 4,216 and 20,818 shares, respectively ]	54,361	242,976
Capital shares issued in reinvestment of dividends [ 583 and 5,591 shares, respectively ]	7,524	62,951
Capital shares repurchased [ (25,327) and (33,603) shares, respectively ]	(309,675)	(394,874)

Total Class I transactions	(247,790)	(88,947)

Class R
Capital shares sold [ 16 and 628 shares, respectively ]	196	7,467
Capital shares issued in reinvestment of dividends [ 0 and 12 shares, respectively ]	—	137
Capital shares repurchased [ (1) and (734) shares, respectively ]	(8)	(8,933)

Total Class R transactions	188	(1,329)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(291,048)	62,710

TOTAL INCREASE (DECREASE) IN NET ASSETS	(257,263)	466,831
NET ASSETS:
Beginning of period	27,369,493	26,902,662

End of period	$27,112,230	$27,369,493

See Notes to Financial Statements.

1290 FUNDS

1290 GLOBAL TALENTS FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,			April 11, 2016* to October 31, 2016
Class A			2019	2018	2017
Net asset value, beginning of period	$12.32		$12.16	$12.44	$10.33	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	—	#	— #	(0.02)	(0.03)	(0.01)
Net realized and unrealized gain (loss)	0.07		0.73	(0.26)	2.18	0.34

Total from investment operations	0.07		0.73	(0.28)	2.15	0.33

Less distributions:
Distributions from net realized gains	(0.05)		(0.57)	—	(0.04)	—

Net asset value, end of period	$12.34		$12.32	$12.16	$12.44	$10.33

Total return (b)	0.58%		6.49%	(2.25)%	20.89%	3.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,413		$1,448	$1,270	$803	$103
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.25%		1.25%	1.25%	1.27%	1.40%
Before waivers and reimbursements (a)(f)	1.96%		2.04%	1.94%	2.13%	2.31%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.02)%		(0.02)%	(0.13)%	(0.25)%	(0.19	)%(l)
Before waivers and reimbursements (a)(f)	(0.73)%		(0.81)%	(0.82)%	(1.11)%	(1.10	)%(l)
Portfolio turnover rate^	11	%(z)	20%	26%	18%	11	%(z)

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,			April 11, 2016* to October 31, 2016
Class I			2019	2018	2017
Net asset value, beginning of period	$12.40		$12.22	$12.48	$10.34	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01		0.03	0.02	0.01	—	#
Net realized and unrealized gain (loss)	0.09		0.73	(0.26)	2.18	0.34

Total from investment operations	0.10		0.76	(0.24)	2.19	0.34

Less distributions:
Dividends from net investment income	(0.03)		(0.01)	(0.02)	(0.01)	—
Distributions from net realized gains	(0.05)		(0.57)	—	(0.04)	—

Total dividends and distributions	(0.08)		(0.58)	(0.02)	(0.05)	—

Net asset value, end of period	$12.42		$12.40	$12.22	$12.48	$10.34

Total return (b)	0.77%		6.72%	(1.95)%	21.23%	3.40%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$25,577		$25,799	$25,511	$25,009	$20,479
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.00%		1.00%	1.00%	1.05%	1.15%
Before waivers and reimbursements (a)(f)	1.71%		1.79%	1.69%	1.92%	2.06%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.23%		0.21%	0.13%	0.09%	0.06	%(l)
Before waivers and reimbursements (a)(f)	(0.48)%		(0.57)%	(0.56)%	(0.79)%	(0.85	)%(l)
Portfolio turnover rate^	11	%(z)	20%	26%	18%	11	%(z)

See Notes to Financial Statements.

1290 FUNDS

1290 GLOBAL TALENTS FUND

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,			April 11, 2016* to October 31, 2016
Class R			2019	2018	2017
Net asset value, beginning of period	$12.21		$12.09	$12.39	$10.31	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02)		(0.03)	(0.05)	(0.05)	(0.03)
Net realized and unrealized gain (loss)	0.08		0.72	(0.25)	2.17	0.34

Total from investment operations	0.06		0.69	(0.30)	2.12	0.31

Less distributions:
Distributions from net realized gains	(0.05)		(0.57)	—	(0.04)	—

Net asset value, end of period	$12.22		$12.21	$12.09	$12.39	$10.31

Total return (b)	0.50%		6.18%	(2.42)%	20.64%	3.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$123		$123	$122	$124	$103
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.50%		1.50%	1.50%	1.55%	1.65%
Before waivers and reimbursements (a)(f)	2.21%		2.29%	2.19%	2.42%	2.56%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.27)%		(0.29)%	(0.37)%	(0.41)%	(0.44	)%(l)
Before waivers and reimbursements (a)(f)	(0.98)%		(1.08)%	(1.06)%	(1.29)%	(1.35	)%(l)
Portfolio turnover rate^	11	%(z)	20%	26%	18%	11	%(z)
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 HIGH YIELD BOND FUND (Unaudited)

INVESTMENT ADVISER

➢	Equitable Investment Management

INVESTMENT SUB-ADVISER

➢	AXA Investment Managers, Inc.

PERFORMANCE RESULTS

Total Returns as of 4/30/20

		6 Months	1 Year	5 Year	Since Incept.
Fund – Class A Shares*	without Sales Charge	(4.93)%	(3.17)%	2.75%	2.72%
	with Sales Charge (a)	(9.23)	(7.52)	1.82	1.86
Fund – Class I Shares*		(4.81)	(3.03)	3.00	2.97
Fund – Class R Shares*		(4.94)	(3.40)	2.51	2.47
Fund – Class T Shares*†	without Sales Charge	(4.81)	(3.03)	3.01	2.98
	with Sales Charge (b)	(7.16)	(5.41)	2.49	2.49
ICE BofAML U.S. High Yield Index		(7.68)	(5.26)	3.19	3.22

*  Date of inception 11/12/14.

†   Class T Shares currently are not offered for sale.

(a)   A 4.50% front-end sales charge was deducted.

(b)   A 2.50% front-end sales charge was deducted.

     Returns for periods less than one year are not annualized.

     Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

As of March 1, 2020, the gross expense ratios for Class A, I, R and T shares were 1.79%, 1.53%, 2.03% and 1.78%, respectively. The net expense ratios for Class A, I, R and T shares were 1.00%, 0.75%, 1.25% and 1.00%, respectively. The net expense ratios reflect the Adviser’s decision to contractually limit expenses through April 30, 2021. Fund Performance may also reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower.

In addition, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Overview — AXA Investment Managers, Inc.

Returns were strong through year-end, then began to flatten and then rapidly decline in the first quarter, before a modest rebound in April. The negative six-month return was driven primarily by growing uncertainty surrounding the global health care crisis due to COVID-19, and to a lesser extent, a crude oil price war between two of the largest petroleum producing nations: Russia and Saudi Arabia. High yield credit began its recovery following a difficult March as fiscal and monetary authorities introduced drastic action to stave off any near-term consequences of the health care crisis. High yield market flows were up at year-end 2019 before turning significantly negative in the first quarter of 2020 – the six-month period had positive net flows of $0.62 billion.

For the six-month period ended April 30, 2020, U.S. high-yield bonds underperformed U.S. Equities, U.S. Investment Grade Corporates and U.S. Treasuries. Within U.S. high-yield bonds, higher quality BB-rated credits outperformed both single B-rated credits and CCC-and-lower rated credits.

Fund Highlights

The Fund’s Class I shares returned -4.81% for the six-month period ended April 30, 2020. The Fund’s benchmark, the ICE BofA U.S. High Yield Index, returned -7.68%. The Fund outperformed its benchmark during the period.

During the six-month period ended April 30, 2020, the Fund’s relative performance benefited from positive security selection, particularly within the highest yielding portion of the market. The Fund’s macro positioning had a positive impact on relative performance during the period. The Fund’s relative performance benefited from an overweight to short duration securities as this segment of the market outperformed the broad U.S. high yield market during the period. From a sector perspective the Fund significantly outperformed within the energy sector and had positive security selection within the telecommunications sector. These positive effects were partially offset by negative security selection within the media and health care sectors. The Fund’s relative performance benefited from an overweight to the technology sector, which outperformed. The Fund’s underweight to the utility sector detracted from relative performance during the period.

What helped performance during the six-month period ended April 30, 2020:

•	The top contributors to return for the period were debt positions in Sprint Corp., Cincinnati Bell, Inc. and Rackspace Hosting, Inc.

1290 HIGH YIELD BOND FUND (Unaudited)

•

Sprint was the fourth largest national wireless telecommunication service provider. Sprint’s 8.75% bond due 2032 was a top contributor to return due to the credit accretive merger of Sprint with the third largest national wireless telecommunications company, T-Mobile U.S.A. Inc. The merger positions the combined credit to eventually attain investment grade ratings, which this bond will particularly benefit from.

•

Cincinnati Bell is a local incumbent wireline telecommunications service provider, with operations in Hawaii and the greater Cincinnati area. The company’s 7.00% bond due 2024 was a top contributor to return as funds associated with Macquarie Infrastructure announced the take-private of Cincinnati Bell. The issuer’s capital structure is expected to be refinanced in the process, with this bond getting at least a 101 Change of Control put option, or a full call at 103.5 when the transaction closes.

•

Rackspace is a provider of managed information technology solutions, including managed dedicated server/private cloud hosting, public cloud, managed public cloud services and managed information technology applications. Rackspace was a top performer due to management’s execution on its turnaround strategy, returning the company to organic growth in the fourth quarter of 2019.

What hurt performance during the six-month period ended April 30, 2020:

•	The bottom contributors to return for the period were debt positions in Summit Midstream Holdings LLC, Surgery Center Holdings, Inc. and Diamond Sports Group LLC.

•

Summit Midstream is a provider of natural gas gathering and processing services in several oil & gas producing basins in the U.S. Their bonds have underperformed the market due to the collapse in oil & gas prices following a warm winter combined with the OPEC price war initiated in March 2020.

•

Surgery Partners (Surgery Center Holdings) is an operator of ambulatory surgical facilities (ASC’s) and surgical hospitals. Surgery Partners was a bottom contributor due to the COVID-19 crisis, which delayed elective surgeries and caused case volume to decline by 80-90% at most of their facilities in April.

•

Diamond Sports is the owner of a number of regional sports networks which televise professional baseball, basketball and hockey in various local markets. The 6.625% bond due 2027 was a bottom contributor to return on a combination of a loss of carriage on Dish Network, which was driving leverage higher and free cash flow lower, combined with the impact of the Covid-19 pandemic, which has led to the temporary shutdown of professional sports. With sports shut down, the company has lost all of its advertising revenues (less than 20% of total top line) and may contractually lose some of the revenues from cable and satellite operators depending on when professional sports return.

Sector Weightings as of April 30, 2020	% of Net Assets
Communication Services	16.6%
Industrials	14.8
Materials	12.7
Information Technology	12.5
Consumer Discretionary	9.7
Energy	8.6
Consumer Staples	7.7
Health Care	6.2
Financials	5.0
Real Estate	2.4
Investment Company	0.3
Utilities	0.2
Cash and Other	3.3

100.0%

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A, Class R and Class T shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

1290 HIGH YIELD BOND FUND (Unaudited)

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/19	Ending Account Value 4/30/20	Expenses Paid During Period* 11/1/19 - 4/30/20
Class A
Actual	$1,000.00	$950.70	$4.85
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.89	5.02
Class I
Actual	1,000.00	951.90	3.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.13	3.77
Class R
Actual	1,000.00	950.60	6.06
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.65	6.27
Class T**
Actual	1,000.00	951.90	3.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.13	3.77

* Expenses are equal to the Fund’s Class A, I, R and T shares annualized expense ratios of 1.00%, 0.75%, 1.25% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

** Class T shares currently are not offered for sale.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (96.4%)
Communication Services (16.6%)
Diversified Telecommunication Services (6.6%)
CCO Holdings LLC
5.375%, 5/1/25§	$165,000	$169,094
5.750%, 2/15/26§	162,000	168,618
5.875%, 5/1/27§	140,000	145,626
4.750%, 3/1/30§	110,000	111,891
4.500%, 5/1/32§	159,000	157,857
CenturyLink, Inc.
5.125%, 12/15/26§	230,000	219,650
4.000%, 2/15/27§	135,000	131,962
Series G 6.875%, 1/15/28	128,000	130,240
Series W 6.750%, 12/1/23	70,000	73,500
Cincinnati Bell, Inc.
7.000%, 7/15/24§	285,000	287,582
Level 3 Financing, Inc.
5.375%, 8/15/22	237,000	237,000
Sprint Capital Corp.
8.750%, 3/15/32	156,000	219,180
Zayo Group Holdings, Inc.
4.000%, 3/1/27§	245,000	237,302
6.125%, 3/1/28§	109,000	102,735

		2,392,237

Entertainment (1.3%)
Lions Gate Capital Holdings LLC
6.375%, 2/1/24§	38,000	35,353
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	306,000	271,193
4.750%, 10/15/27§	78,000	65,715
Netflix, Inc.
4.875%, 6/15/30§	83,000	88,412

		460,673

Interactive Media & Services (1.3%)
Match Group, Inc.
6.375%, 6/1/24	149,000	153,470
Rackspace Hosting, Inc.
8.625%, 11/15/24§	329,000	324,680

		478,150

Media (6.0%)
Charter Communications Operating LLC
4.908%, 7/23/25	100,000	112,720
Cinemark USA, Inc.
8.750%, 5/1/25§	50,000	50,750
Diamond Sports Group LLC
5.375%, 8/15/26§	198,000	150,480
6.625%, 8/15/27§	198,000	107,910
DISH DBS Corp.
5.875%, 7/15/22	112,000	112,420
Getty Images, Inc.
9.750%, 3/1/27§	236,000	174,640
McGraw-Hill Global Education Holdings LLC
7.875%, 5/15/24§	89,000	56,960
Meredith Corp.
6.875%, 2/1/26	192,000	164,544
National CineMedia LLC
5.875%, 4/15/28§	61,000	43,767
Nexstar Broadcasting, Inc.
5.625%, 8/1/24§	46,000	44,907
5.625%, 7/15/27§	86,000	82,023
Sinclair Television Group, Inc.
5.625%, 8/1/24§	96,000	88,092
5.500%, 3/1/30§	258,000	214,140
Sirius XM Radio, Inc.
4.625%, 7/15/24§	130,000	132,386
5.375%, 4/15/25§	92,000	94,875
TEGNA, Inc.
5.500%, 9/15/24§	150,000	151,500
Univision Communications, Inc.
6.750%, 9/15/22§	186,000	187,395
Ziggo BV
5.500%, 1/15/27§	180,000	181,350

		2,150,859

Wireless Telecommunication Services (1.4%)
Sprint Corp.
7.875%, 9/15/23	128,000	143,853
7.125%, 6/15/24	66,000	73,920
7.625%, 3/1/26	114,000	134,687
T-Mobile USA, Inc.
6.000%, 3/1/23	101,000	101,849
6.000%, 4/15/24	64,000	65,174

		519,483

Total Communication Services		6,001,402

Consumer Discretionary (9.7%)
Auto Components (0.9%)
Icahn Enterprises LP
4.750%, 9/15/24	74,000	69,598
5.250%, 5/15/27	164,000	155,800
Panther BF Aggregator 2 LP
8.500%, 5/15/27§	134,000	113,565

		338,963

Automobiles (0.9%)
Ford Motor Co.
9.000%, 4/22/25	221,000	215,199
9.625%, 4/22/30	105,000	104,542

		319,741

Distributors (0.9%)
Performance Food Group, Inc.
5.500%, 6/1/24§	76,000	74,100
6.875%, 5/1/25§	73,000	74,232
5.500%, 10/15/27§	50,000	47,501
Univar Solutions USA, Inc.
5.125%, 12/1/27§	135,000	133,902

		329,735

Diversified Consumer Services (0.6%)
GEMS MENASA Cayman Ltd.
7.125%, 7/31/26§	200,000	183,563
Service Corp. International
5.375%, 5/15/24	36,000	36,607

		220,170

Hotels, Restaurants & Leisure (4.4%)
1011778 BC ULC 4.250%, 5/15/24§	36,000	35,966
5.750%, 4/15/25§	36,000	37,890
5.000%, 10/15/25§	174,000	174,325

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Churchill Downs, Inc.
5.500%, 4/1/27§	$170,000	$163,358
Eldorado Resorts, Inc.
7.000%, 8/1/23	186,000	178,560
6.000%, 9/15/26	124,000	124,583
Golden Entertainment, Inc.
7.625%, 4/15/26§	134,000	100,165
Hilton Domestic Operating Co., Inc.
5.750%, 5/1/28§	80,000	80,608
Hyatt Hotels Corp.
5.750%, 4/23/30	58,000	59,402
LTF Merger Sub, Inc.
8.500%, 6/15/23§	332,000	268,090
Scientific Games International, Inc.
5.000%, 10/15/25§	98,000	85,277
7.000%, 5/15/28§	80,000	57,600
7.250%, 11/15/29§	71,000	50,765
Station Casinos LLC
5.000%, 10/1/25§	31,000	25,845
4.500%, 2/15/28§	94,000	75,200
Vail Resorts, Inc.
6.250%, 5/15/25§	58,000	59,450

		1,577,084

Internet & Direct Marketing Retail (0.7%)
Expedia Group, Inc.
6.250%, 5/1/25§	59,000	60,315
Photo Holdings Merger Sub, Inc.
8.500%, 10/1/26§	212,000	184,493

		244,808

Specialty Retail (1.3%)
Asbury Automotive Group, Inc.
4.750%, 3/1/30§	22,000	18,433
eG Global Finance plc
8.500%, 10/30/25§	200,000	190,250
KGA Escrow LLC
7.500%, 8/15/23§	148,000	134,680
Penske Automotive Group, Inc.
5.750%, 10/1/22	78,000	74,295
SRS Distribution, Inc.
8.250%, 7/1/26§	48,000	44,520

		462,178

Total Consumer Discretionary		3,492,679

Consumer Staples (7.7%)
Food & Staples Retailing (0.4%)
US Foods, Inc.
6.250%, 4/15/25§	148,000	151,145

Food Products (4.7%)
B&G Foods, Inc.
5.250%, 4/1/25	101,000	102,263
5.250%, 9/15/27	74,000	74,916
Clearwater Seafoods, Inc.
6.875%, 5/1/25§	149,000	136,335
JBS USA Lux SA
6.750%, 2/15/28§	152,000	161,405
Kraft Heinz Foods Co.
4.875%, 2/15/25§	180,000	184,214
6.750%, 3/15/32 (e)	13,000	15,957
6.875%, 1/26/39	116,000	138,285
4.375%, 6/1/46	139,000	132,490
Lamb Weston Holdings, Inc.
4.625%, 11/1/24§	22,000	22,415
4.875%, 11/1/26§	137,000	137,343
Pilgrim’s Pride Corp.
5.875%, 9/30/27§	136,000	138,210
Post Holdings, Inc.
5.750%, 3/1/27§	156,000	159,802
4.625%, 4/15/30§	100,000	97,919
Sigma Holdco BV
7.875%, 5/15/26§	200,000	188,000

		1,689,554

Household Products (1.8%)
Central Garden & Pet Co.
6.125%, 11/15/23	121,000	121,000
Energizer Holdings, Inc.
5.500%, 6/15/25§	168,000	170,856
7.750%, 1/15/27§	99,000	104,994
Kronos Acquisition Holdings, Inc.
9.000%, 8/15/23§	311,000	269,466

		666,316

Personal Products (0.8%)
Prestige Brands, Inc.
6.375%, 3/1/24§	221,000	227,122
5.125%, 1/15/28§	50,000	50,950

		278,072

Total Consumer Staples		2,785,087

Energy (8.6%)
Energy Equipment & Services (0.2%)
Precision Drilling Corp.
7.750%, 12/15/23	93,000	40,688
7.125%, 1/15/26§	105,000	42,000

		82,688

Oil, Gas & Consumable Fuels (8.4%)
American Midstream Partners LP
9.500%, 12/15/21 (e)§	315,000	288,619
Antero Resources Corp.
5.625%, 6/1/23	117,000	67,860
Ascent Resources Utica Holdings LLC
10.000%, 4/1/22§	118,000	96,760
7.000%, 11/1/26§	176,000	98,560
Blue Racer Midstream LLC
6.125%, 11/15/22§	246,000	204,488
6.625%, 7/15/26§	150,000	100,125
Calumet Specialty Products Partners LP
11.000%, 4/15/25§	119,000	94,605
Crestwood Midstream Partners LP
6.250%, 4/1/23 (e)	222,000	160,950
5.625%, 5/1/27§	54,000	34,830
CrownRock LP
5.625%, 10/15/25§	268,000	215,936
Delek Logistics Partners LP
6.750%, 5/15/25	195,000	185,006
Genesis Energy LP
5.625%, 6/15/24	82,000	68,188
7.750%, 2/1/28	212,000	180,963
Hilcorp Energy I LP
6.250%, 11/1/28§	136,000	70,294

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Holly Energy Partners LP
5.000%, 2/1/28§	$111,000	$100,455
Indigo Natural Resources LLC
6.875%, 2/15/26§	82,000	76,260
PBF Logistics LP
6.875%, 5/15/23	220,000	165,275
Southern Star Central Corp.
5.125%, 7/15/22§	330,000	313,043
Southwestern Energy Co.
7.750%, 10/1/27	97,000	84,409
Summit Midstream Holdings LLC
5.500%, 8/15/22	202,000	46,713
Targa Resources Partners LP
6.750%, 3/15/24	207,000	196,306
5.875%, 4/15/26	92,000	82,363
WPX Energy, Inc.
4.500%, 1/15/30	124,000	101,680

		3,033,688

Total Energy		3,116,376

Financials (5.0%)
Capital Markets (0.3%)
MSCI, Inc.
4.750%, 8/1/26§	94,000	98,256

Consumer Finance (1.0%)
Avolon Holdings Funding Ltd.
5.250%, 5/15/24§	67,000	58,980
Curo Group Holdings Corp.
8.250%, 9/1/25§	144,000	116,064
Enova International, Inc.
8.500%, 9/1/24§	154,000	133,980
Park Aerospace Holdings Ltd.
5.500%, 2/15/24§	62,000	54,656

		363,680

Diversified Financial Services (1.7%)
Cardtronics, Inc.
5.500%, 5/1/25§	130,000	122,967
Refinitiv US Holdings, Inc.
6.250%, 5/15/26§	238,000	253,522
8.250%, 11/15/26§	110,000	122,100
Verscend Escrow Corp.
9.750%, 8/15/26§	120,000	124,800

		623,389

Insurance (1.4%)
Acrisure LLC
8.125%, 2/15/24§	400,000	412,000
7.000%, 11/15/25§	52,000	46,540
HUB International Ltd.
7.000%, 5/1/26§	36,000	35,786

		494,326

Thrifts & Mortgage Finance (0.6%)
Freedom Mortgage Corp.
8.250%, 4/15/25§	276,000	234,600

Total Financials		1,814,251

Health Care (6.2%)
Health Care Equipment & Supplies (0.4%)
Hill-Rom Holdings, Inc.
5.000%, 2/15/25§	118,000	120,655

Health Care Providers & Services (2.6%)
Centene Corp.
5.375%, 6/1/26§	147,000	155,460
5.375%, 8/15/26§	118,000	125,682
Hadrian Merger Sub, Inc.
8.500%, 5/1/26§	31,000	26,931
HCA, Inc.
7.690%, 6/15/25	91,000	101,824
Polaris Intermediate Corp.
8.500%, 12/1/22 PIK§	234,000	195,683
Tenet Healthcare Corp.
4.875%, 1/1/26§	190,000	187,150
Vizient, Inc.
6.250%, 5/15/27§	33,000	34,673
West Street Merger Sub, Inc.
6.375%, 9/1/25§	118,000	110,625

		938,028

Life Sciences Tools & Services (0.5%)
Avantor, Inc.
6.000%, 10/1/24§	75,000	79,040
Charles River Laboratories International, Inc.
5.500%, 4/1/26§	100,000	104,115

		183,155

Pharmaceuticals (2.7%)
Bausch Health Americas, Inc.
9.250%, 4/1/26§	217,000	239,299
Bausch Health Cos., Inc.
7.000%, 3/15/24§	340,000	353,658
5.500%, 11/1/25§	126,000	130,977
5.750%, 8/15/27§	54,000	56,881
Catalent Pharma Solutions, Inc.
4.875%, 1/15/26§	115,000	116,725
5.000%, 7/15/27§	79,000	80,580

		978,120

Total Health Care		2,219,958

Industrials (14.8%)
Aerospace & Defense (1.2%)
Bombardier, Inc.
8.750%, 12/1/21§	185,000	153,804
5.750%, 3/15/22§	17,000	12,835
Howmet Aerospace, Inc.
6.875%, 5/1/25	107,000	109,140
Spirit AeroSystems, Inc.
7.500%, 4/15/25§	152,000	149,340

		425,119

Air Freight & Logistics (0.3%)
XPO Logistics, Inc.
6.250%, 5/1/25§	106,000	107,325

Building Products (1.9%)
JELD-WEN, Inc.
6.250%, 5/15/25§	89,000	90,001
Standard Industries, Inc.
5.500%, 2/15/23§	103,000	103,000
6.000%, 10/15/25§	222,000	228,383
Summit Materials LLC
6.125%, 7/15/23	272,000	272,258

		693,642

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Commercial Services & Supplies (4.5%)
ACCO Brands Corp.
5.250%, 12/15/24§	$138,000	$136,792
ADT Security Corp. (The)
4.125%, 6/15/23	110,000	107,800
4.875%, 7/15/32§	72,000	64,080
Allied Universal Holdco LLC
6.625%, 7/15/26§	130,000	134,225
9.750%, 7/15/27§	142,000	144,840
Aramark Services, Inc.
5.000%, 4/1/25§	158,000	154,050
6.375%, 5/1/25§	92,000	95,680
Cimpress plc
7.000%, 6/15/26§	150,000	110,295
Garda World Security Corp.
9.500%, 11/1/27§	127,000	126,591
GFL Environmental, Inc.
7.000%, 6/1/26§	86,000	90,326
5.125%, 12/15/26§	88,000	91,520
Matthews International Corp.
5.250%, 12/1/25§	241,000	217,804
Nielsen Co. Luxembourg Sarl (The)
5.500%, 10/1/21§	58,000	57,420
Nielsen Finance LLC
5.000%, 4/15/22§	90,000	88,660

		1,620,083

Construction & Engineering (1.2%)
AECOM
5.125%, 3/15/27	98,000	99,531
AECOM Global II LLC
5.000%, 4/1/22 (e)	95,000	94,881
New Enterprise Stone & Lime Co., Inc.
6.250%, 3/15/26§	241,000	226,540

		420,952

Machinery (0.8%)
Mueller Water Products, Inc.
5.500%, 6/15/26§	52,000	53,820
Welbilt, Inc.
9.500%, 2/15/24	272,000	225,080

		278,900

Professional Services (2.3%)
Dun & Bradstreet Corp. (The)
6.875%, 8/15/26§	156,000	164,419
10.250%, 2/15/27§	291,000	318,645
Jaguar Holding Co. II
6.375%, 8/1/23§	358,000	365,160

		848,224

Road & Rail (2.6%)
Capitol Investment Merger Sub 2 LLC
10.000%, 8/1/24§	115,000	106,950
DAE Funding LLC
5.250%, 11/15/21§	100,000	90,844
5.000%, 8/1/24§	40,000	35,750
Kenan Advantage Group, Inc. (The)
7.875%, 7/31/23§	395,000	330,441
Watco Cos. LLC
6.375%, 4/1/23§	406,000	392,805

		956,790

Total Industrials		5,351,035

Information Technology (12.5%)
Communications Equipment (1.4%)
CommScope, Inc.
5.000%, 6/15/21§	3,000	2,948
5.500%, 3/1/24§	128,000	128,000
6.000%, 3/1/26§	214,000	214,535
8.250%, 3/1/27§	174,000	166,561

		512,044

Electronic Equipment, Instruments & Components (0.4%)
Itron, Inc. 5.000%, 1/15/26§	122,000	122,610

IT Services (1.2%)
Alliance Data Systems Corp.
4.750%, 12/15/24§	229,000	170,033
Gartner, Inc.
5.125%, 4/1/25§	152,000	156,750
Presidio Holdings, Inc.
4.875%, 2/1/27§	45,000	44,325
8.250%, 2/1/28§	36,000	35,100
Science Applications International Corp.
4.875%, 4/1/28§	40,000	38,950

		445,158

Software (7.2%)
ACI Worldwide, Inc.
5.750%, 8/15/26§	145,000	145,000
Ascend Learning LLC
6.875%, 8/1/25§	190,000	188,100
6.875%, 8/1/25§	114,000	113,179
Camelot Finance SA
4.500%, 11/1/26§	316,000	315,210
CDK Global, Inc.
5.875%, 6/15/26	66,000	69,135
Change Healthcare Holdings LLC
5.750%, 3/1/25§	409,000	403,454
Granite Merger Sub 2, Inc.
11.000%, 7/15/27§	191,000	183,360
NortonLifeLock, Inc.
5.000%, 4/15/25§	76,000	76,475
PTC, Inc.
4.000%, 2/15/28§	31,000	30,380
Solera LLC
10.500%, 3/1/24§	430,000	427,850
Sophia LP
9.000%, 9/30/23§	409,000	412,068
SS&C Technologies, Inc.
5.500%, 9/30/27§	229,000	234,782

		2,598,993

Technology Hardware, Storage & Peripherals (2.3%)
Dell International LLC
5.875%, 6/15/21§	211,000	211,000
7.125%, 6/15/24§	171,000	177,412
6.100%, 7/15/27§	84,000	91,849
5.300%, 10/1/29§	124,000	129,203
Everi Payments, Inc.
7.500%, 12/15/25§	92,000	74,520
NCR Corp.
6.375%, 12/15/23	98,000	99,347
8.125%, 4/15/25§	51,000	54,060

		837,391

Total Information Technology		4,516,196

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Materials (12.7%)
Chemicals (4.2%)
Axalta Coating Systems LLC
4.875%, 8/15/24§	$150,000	$152,250
Blue Cube Spinco LLC
10.000%, 10/15/25	226,000	238,712
INEOS Group Holdings SA
5.625%, 8/1/24§	200,000	194,000
NOVA Chemicals Corp.
4.875%, 6/1/24§	104,000	93,340
Nufarm Australia Ltd.
5.750%, 4/30/26§	123,000	115,312
Olin Corp.
5.000%, 2/1/30	86,000	75,465
PolyOne Corp.
5.750%, 5/15/25§	73,000	73,821
PQ Corp.
6.750%, 11/15/22§	191,000	191,836
5.750%, 12/15/25§	136,000	134,640
Starfruit Finco BV
8.000%, 10/1/26§	150,000	140,381
WR Grace & Co.-Conn
5.125%, 10/1/21§	110,000	110,000

		1,519,757

Containers & Packaging (8.0%)
ARD Finance SA 6.500%,
6/30/27 PIK§	200,000	186,500
Ardagh Packaging Finance plc
6.000%, 2/15/25§	200,000	199,924
Berry Global, Inc.
5.500%, 5/15/22	136,000	135,490
5.125%, 7/15/23	174,000	175,088
Flex Acquisition Co., Inc.
7.875%, 7/15/26§	241,000	233,168
LABL Escrow Issuer LLC
6.750%, 7/15/26§	225,000	232,492
10.500%, 7/15/27§	162,000	160,521
Mauser Packaging Solutions Holding Co.
5.500%, 4/15/24§	186,000	171,412
7.250%, 4/15/25§	470,000	367,775
OI European Group BV
4.000%, 3/15/23§	150,000	147,000
Owens-Brockway Glass Container, Inc.
5.000%, 1/15/22§	110,000	110,825
5.875%, 8/15/23§	130,000	135,106
Reynolds Group Issuer, Inc.
(ICE LIBOR USD 3 Month + 3.50%), 4.719%, 7/15/21(k)§	326,000	323,555
Sealed Air Corp.
4.875%, 12/1/22§	102,000	104,805
Trivium Packaging Finance BV
5.500%, 8/15/26 (e)§	200,000	205,000

		2,888,661

Metals & Mining (0.5%)
Novelis Corp.
4.750%, 1/30/30§	190,000	167,675

Total Materials		4,576,093

Real Estate (2.4%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
Equinix, Inc. (REIT)
5.875%, 1/15/26	90,000	93,852
Iron Mountain, Inc. (REIT)
6.000%, 8/15/23	106,000	107,060
SBA Communications Corp. (REIT)
4.875%, 9/1/24	120,000	123,390

		324,302

Real Estate Management & Development (1.5%)
Greystar Real Estate Partners LLC
5.750%, 12/1/25§	227,000	206,002
Howard Hughes Corp. (The)
5.375%, 3/15/25§	166,000	160,288
Realogy Group LLC
9.375%, 4/1/27§	244,000	170,800

		537,090

Total Real Estate		861,392

Utilities (0.2%)
Independent Power and Renewable Electricity Producers (0.2%)
AES Corp. (The)
4.875%, 5/15/23	86,000	86,520

Total Utilities		86,520

Total Corporate Bonds		34,820,989

Total Long-Term Debt Securities (96.4%) (Cost $36,925,914)		34,820,989

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, IM Shares	114,878	114,970

Total Short-Term Investment (0.3%) (Cost $114,969)		114,970

Total Investments in Securities (96.7%) (Cost $37,040,883)		34,935,959
Other Assets Less Liabilities (3.3%)		1,205,532

Net Assets (100%)		$36,141,491

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2020, the market value of these securities amounted to $27,899,961 or 77.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of April 30, 2020. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of April 30, 2020.

Glossary:

ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
PIK	— Payment-in Kind Security
USD	— United States Dollar

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$6,001,402	$—	$6,001,402
Consumer Discretionary	—	3,492,679	—	3,492,679
Consumer Staples	—	2,785,087	—	2,785,087
Energy	—	3,116,376	—	3,116,376
Financials	—	1,814,251	—	1,814,251
Health Care	—	2,219,958	—	2,219,958
Industrials	—	5,351,035	—	5,351,035
Information Technology	—	4,516,196	—	4,516,196
Materials	—	4,576,093	—	4,576,093
Real Estate	—	861,392	—	861,392
Utilities	—	86,520	—	86,520
Short-Term Investment
Investment Company	114,970	—	—	114,970

Total Assets	$114,970	$34,820,989	$—	$34,935,959

Total Liabilities	$—	$—	$—	$—

Total	$114,970	$34,820,989	$—	$34,935,959

The Fund held no derivatives contracts during the six months ended April 30, 2020.

Investment security transactions for the six months ended April 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$13,142,337
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$10,785,797

As of April 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$501,283
Aggregate gross unrealized depreciation	(2,607,539)

Net unrealized depreciation	$(2,106,256)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$37,042,215

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $37,040,883)	$34,935,959
Cash	894,998
Dividends, interest and other receivables	586,119
Receivable for securities sold	185,683
Receivable for Fund shares sold	38,927
Prepaid registration and filing fees	24,241
Receivable from investment adviser	16
Other assets	4

Total assets	36,665,947

LIABILITIES
Payable for securities purchased	320,720
Dividends and distributions payable	117,250
Payable for Fund shares redeemed	25,419
Transfer agent fees payable	1,406
Distribution fees payable – Class A	366
Distribution fees payable – Class R	124
Accrued expenses	59,171

Total liabilities	524,456

NET ASSETS	$36,141,491

Net assets were comprised of:
Paid in capital	$41,824,628
Total distributable earnings (loss)	(5,683,137)

Net assets	$36,141,491

Class A
Net asset value and redemption price per share, $1,844,498 / 219,916 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.39
Maximum sales charge (4.50% of offering price)	0.40

Maximum offering price per share	$8.79

Class I
Net asset value and redemption price per share, $33,868,864 / 4,035,239 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.39

Class R
Net asset value and redemption price per share, $309,036 / 36,855 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.39

Class T**
Net asset value and redemption price per share, $119,093 / 14,192 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.39
Maximum sales charge (2.50% of offering price)	0.22

Maximum offering price per share	$8.61

**	Class T shares currently are not offered for sale.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2020 (Unaudited)

INVESTMENT INCOME
Interest	$1,120,557
Dividends	6,208

Total income	1,126,765

EXPENSES
Investment advisory fees	112,396
Professional fees	49,417
Administrative fees	28,099
Transfer agent fees	22,501
Printing and mailing expenses	19,406
Registration and filing fees	17,970
Custodian fees	5,124
Distribution fees – Class A	2,174
Trustees’ fees	1,440
Distribution fees – Class R	781
Distribution fees – Class T**	157
Miscellaneous	12,244

Gross expenses	271,709
Less: Waiver from investment adviser	(128,295)
Waiver from distributor	(157)

Net expenses	143,257

NET INVESTMENT INCOME (LOSS)	983,508

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(871,673)
Net change in unrealized appreciation (depreciation) on investments in securities	(1,970,787)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,842,460)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,858,952)

**	Class T shares currently are not offered for sale.

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$983,508	$1,904,693
Net realized gain (loss)	(871,673)	(25,701)
Net change in unrealized appreciation (depreciation)	(1,970,787)	503,655

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,858,952)	2,382,647

Distributions to shareholders:
Class A	(45,140)	(108,338)
Class I	(971,630)	(1,764,611)
Class R	(7,880)	(15,046)
Class T**	(3,449)	(6,981)

Total distributions to shareholders	(1,028,099)	(1,894,976)

Tax return of capital:
Class A	—	(2,118)
Class I	—	(34,497)
Class R	—	(294)
Class T**	—	(136)

Total tax return of capital	—	(37,045)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 64,397 and 31,260 shares, respectively ]	542,040	285,024
Capital shares issued in reinvestment of dividends [ 4,553 and 11,087 shares, respectively ]	40,019	99,880
Capital shares repurchased [ (28,204) and (143,061) shares, respectively ]	(230,654)	(1,297,523)

Total Class A transactions	351,405	(912,619)

Class I
Capital shares sold [ 295,146 and 569,065 shares, respectively ]	2,620,436	5,164,420
Capital shares issued in reinvestment of dividends [ 28,083 and 33,563 shares, respectively ]	246,864	303,346
Capital shares repurchased [ (200,968) and (90,055) shares, respectively ]	(1,727,672)	(809,784)

Total Class I transactions	1,139,628	4,657,982

Class R
Capital shares sold [ 2,851 and 2,702 shares, respectively ]	25,339	24,313
Capital shares issued in reinvestment of dividends [ 356 and 609 shares, respectively ]	3,117	5,496
Capital shares repurchased [ (280) and (1,517) shares, respectively ]	(2,501)	(13,763)

Total Class R transactions	25,955	16,046

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,516,988	3,761,409

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,370,063)	4,212,035
NET ASSETS:
Beginning of period	37,511,554	33,299,519

End of period	$36,141,491	$37,511,554

** Class T shares currently are not offered for sale.

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,				November 12, 2014* to October 31, 2015
Class A			2019	2018	2017	2016
Net asset value, beginning of period	$9.06		$8.93	$9.33	$9.01	$9.15	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.22		0.47	0.48	0.49	0.61	0.59
Net realized and unrealized gain (loss)	(0.66)		0.14	(0.40)	0.32	(0.09)	(0.84)

Total from investment operations	(0.44)		0.61	0.08	0.81	0.52	(0.25)

Less distributions:
Dividends from net investment income	(0.23)		(0.47)	(0.48)	(0.48)	(0.65)	(0.60)
Return of capital	—		(0.01)	—	(0.01)	(0.01)	—

Total dividends and distributions	(0.23)		(0.48)	(0.48)	(0.49)	(0.66)	(0.60)

Net asset value, end of period	$8.39		$9.06	$8.93	$9.33	$9.01	$9.15

Total return (b)	(4.93)%		6.97%	0.86%	9.20%	6.17%	(2.62)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,844		$1,623	$2,500	$709	$355	$8,372
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.00%		1.00%	1.04%	1.06%	1.06%	1.05%
Before waivers and reimbursements (a)(f)	1.69%		1.79%	1.77%	1.84%	1.81%	2.45%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	5.03%		5.27%	5.20%	5.26%	7.06%	6.39	%(l)
Before waivers and reimbursements (a)(f)	4.34%		4.48%	4.47%	4.48%	6.31%	4.99	%(l)
Portfolio turnover rate^	30	%(z)	54%	45%	54%	79%	57	%(z)

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,				November 12, 2014* to October 31, 2015
Class I			2019	2018	2017	2016
Net asset value, beginning of period	$9.06		$8.94	$9.34	$9.01	$9.15	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.23		0.50	0.50	0.52	0.58	0.62
Net realized and unrealized gain (loss)	(0.66)		0.12	(0.40)	0.33	(0.04)	(0.85)

Total from investment operations	(0.43)		0.62	0.10	0.85	0.54	(0.23)

Less distributions:
Dividends from net investment income	(0.24)		(0.49)	(0.50)	(0.51)	(0.67)	(0.62)
Return of capital	—		(0.01)	—	(0.01)	(0.01)	—

Total dividends and distributions	(0.24)		(0.50)	(0.50)	(0.52)	(0.68)	(0.62)

Net asset value, end of period	$8.39		$9.06	$8.94	$9.34	$9.01	$9.15

Total return (b)	(4.81)%		7.12%	1.09%	9.58%	6.44%	(2.39)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$33,869		$35,453	$30,386	$30,185	$27,710	$8,395
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.75%		0.75%	0.80%	0.82%	0.84%	0.80%
Before waivers and reimbursements (a)(f)	1.44%		1.53%	1.52%	1.58%	1.53%	2.20%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	5.27%		5.50%	5.47%	5.55%	6.62%	6.64	%(l)
Before waivers and reimbursements (a)(f)	4.59%		4.71%	4.74%	4.79%	5.94%	5.24	%(l)
Portfolio turnover rate^	30	%(z)	54%	45%	54%	79%	57	%(z)

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,				November 12, 2014* to October 31, 2015
Class R			2019	2018	2017	2016
Net asset value, beginning of period	$9.05		$8.93	$9.33	$9.01	$9.15	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.21		0.45	0.45	0.47	0.59	0.57
Net realized and unrealized gain (loss)	(0.65)		0.13	(0.39)	0.32	(0.10)	(0.85)

Total from investment operations	(0.44)		0.58	0.06	0.79	0.49	(0.28)

Less distributions:
Dividends from net investment income	(0.22)		(0.45)	(0.46)	(0.46)	(0.62)	(0.57)
Return of capital	—		(0.01)	—	(0.01)	(0.01)	—

Total dividends and distributions	(0.22)		(0.46)	(0.46)	(0.47)	(0.63)	(0.57)

Net asset value, end of period	$8.39		$9.05	$8.93	$9.33	$9.01	$9.15

Total return (b)	(4.94)%		6.59%	0.63%	8.95%	5.91%	(2.86)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$309		$307	$287	$218	$195	$8,339
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.25%		1.25%	1.30%	1.32%	1.31%	1.30%
Before waivers and reimbursements (a)(f)	1.94%		2.03%	2.02%	2.08%	2.06%	2.70%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	4.78%		5.00%	4.96%	5.05%	6.83%	6.14	%(l)
Before waivers and reimbursements (a)(f)	4.09%		4.22%	4.23%	4.28%	6.08%	4.74	%(l)
Portfolio turnover rate^	30	%(z)	54%	45%	54%	79%	57	%(z)

Class T**	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,				November 12, 2014* to October 31, 2015
			2019	2018	2017	2016
Net asset value, beginning of period	$9.06		$8.93	$9.33	$9.01	$9.15	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.23		0.50	0.50	0.52	0.63	0.62
Net realized and unrealized gain (loss)	(0.66)		0.13	(0.40)	0.32	(0.09)	(0.85)

Total from investment operations	(0.43)		0.63	0.10	0.84	0.54	(0.23)

Less distributions:
Dividends from net investment income	(0.24)		(0.49)	(0.50)	(0.51)	(0.67)	(0.62)
Return of capital	—		(0.01)	—	(0.01)	(0.01)	—

Total dividends and distributions	(0.24)		(0.50)	(0.50)	(0.52)	(0.68)	(0.62)

Net asset value, end of period	$8.39		$9.06	$8.93	$9.33	$9.01	$9.15

Total return (b)	(4.81)%		7.24%	1.09%	9.46%	6.44%	(2.39)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$119		$129	$127	$132	$128	$2,783
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.75%		0.75%	0.80%	0.82%	0.81%	0.80%
Before waivers and reimbursements (a)(f)	1.69%		1.78%	1.77%	2.08%	2.56%	3.20%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	5.27%		5.50%	5.46%	5.56%	7.30%	6.64	%(l)
Before waivers and reimbursements (a)(f)	4.34%		4.47%	4.49%	4.30%	5.55%	4.24	%(l)
Portfolio turnover rate^	30	%(z)	54%	45%	54%	79%	57	%(z)

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
**	Class T shares currently are not offered for sale. Class T shares were formerly known as Class C shares.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 LOW VOLATILITY GLOBAL EQUITY FUND (Unaudited)

INVESTMENT ADVISER

➢	Equitable Investment Management

PERFORMANCE RESULTS

Total Returns as of 4/30/20

	6 Months	1 Year	Since Incept.
Fund – Class I Shares*	(14.07)%	(9.56)%	2.70%
MSCI ACWI Minimum Volatility (Net) Index	(8.04)	(1.49)	6.09
MSCI ACWI (Net) Index	(7.68)	(4.96)	5.07

* Date of inception 2/27/17. Returns for periods less than one year are not annualized. Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

As of March 1, 2020, the gross expense ratio for Class I share was 4.80%. The net expense ratio for Class I share was 0.65%. The net expense ratio reflect the Adviser’s decision to contractually limit expenses through April 30, 2021. Fund Performance may also reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower.

In addition, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Overview

Against the backdrop of COVID-19, extreme market volatility, and a significant decline in equity markets, the Fund provided returns lower than those of its broad market benchmark.

Fund Highlights

The Fund’s Class I shares returned -14.07% for the six-month period ended April 30, 2020. The Fund’s benchmark, the MSCI ACWI Minimum Volatility (Net) Index, returned -8.04%.

What helped performance during the six-month period ended April 30, 2020:

•

Relative to the MSCI ACWI Index, stock selection within developed markets was the top contributor to performance. On a sector basis, an underweight to the energy sector and stock selection within the materials sector were the top contributors to performance.

•

Relative to the MSCI ACWI Minimum Volatility (Net) Index, stock selection within information technology helped performance. On a regional basis, stock selection within emerging markets was the top contributor to performance.

What hurt performance during the six-month period ended April 30, 2020:

•

Relative to both the MSCI ACWI Index and the MSCI ACWI Minimum Volatility (Net) Index, stock selection within domestic equities was a significant detractor, largely driven by exposure to mid and small-cap companies. In specific sectors, the Fund’s overweighting and stock selection within real estate was the top detractor to performance.

•

Relative to the MSCI ACWI Index, an underweighting and stock selection within information technology detracted from performance. On a regional basis, stock selection within emerging markets detracted the most, specifically holdings in China.

Outlook

The Fund maintains a neutral outlook on the markets. It is designed to offer lower-volatility returns than traditional equity benchmarks, with the potential to smooth investment returns over full market cycles.

1290 LOW VOLATILITY GLOBAL EQUITY FUND (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of April 30, 2020
Equity	100.0%

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of April 30, 2020
iShares Edge MSCI Min Vol Global ETF	28.5%
iShares Edge MSCI Min Vol EAFE ETF	13.5
Invesco S&P International Developed Low Volatility ETF	12.3
Invesco S&P MidCap Low Volatility ETF	6.5
iShares Edge MSCI Min Vol Emerging Markets ETF	6.4
Invesco S&P Emerging Markets Low Volatility ETF	6.0
iShares Edge MSCI Min Vol USA ETF	6.0
Invesco S&P 500 Low Volatility ETF	5.3
Invesco S&P 500 High Dividend Low Volatility ETF	5.0
SPDR SSGA US Large Cap Low Volatility Index ETF	4.7
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/19	Ending Account Value 4/30/20	Expenses Paid During Period* 11/1/19 - 4/30/20
Class I
Actual	$1,000.00	$859.30	$2.08
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.62	2.26

* Expenses are equal to the Fund’s Class I shares annualized expense ratio of 0.45%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1290 FUNDS

1290 LOW VOLATILITY GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

April 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (99.1%)
Invesco S&P 500 High Dividend Low Volatility ETF	4,460	$147,135
Invesco S&P 500 Low Volatility ETF	3,090	154,315
Invesco S&P Emerging Markets Low Volatility ETF	9,360	175,406
Invesco S&P International Developed Low Volatility ETF	13,370	358,316
Invesco S&P MidCap Low Volatility ETF	4,500	190,530
Invesco S&P SmallCap Low Volatility ETF	2,420	85,039
iShares Edge MSCI Min Vol EAFE ETF	6,090	392,379
iShares Edge MSCI Min Vol Emerging Markets ETF	3,690	186,640
iShares Edge MSCI Min Vol Global ETF	9,650	832,312
iShares Edge MSCI Min Vol USA ETF	2,940	173,666
SPDR SSGA US Large Cap Low Volatility Index ETF	1,400	137,732
SPDR SSGA US Small Cap Low Volatility Index ETF	1,140	84,075

Total Investments in Securities (99.1%) (Cost $2,993,787)		2,917,545
Other Assets Less Liabilities (0.9%)		26,534

Net Assets (100%)		$2,944,079

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,917,545	$—	$—	$2,917,545

Total Assets	$2,917,545	$—	$—	$2,917,545

Total Liabilities	$—	$—	$—	$—

Total	$2,917,545	$—	$—	$2,917,545

The Fund held no derivatives contracts during the six months ended April 30, 2020.

Investment security transactions for the six months ended April 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$21,778
Net Proceeds of Sales and Redemptions:
six months Long-term investments other than U.S. government debt securities	$151,356

As of April 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$124,770
Aggregate gross unrealized depreciation	(201,012)

Net unrealized depreciation	$(76,242)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,993,787

See Notes to Financial Statements.

1290 FUNDS

1290 LOW VOLATILITY GLOBAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $2,993,787)	$2,917,545
Cash	28,911
Prepaid registration and filing fees	14,425
Receivable from investment adviser	7,372
Other assets	1

Total assets	2,968,254

LIABILITIES
Accrued professional fees	23,478
Transfer agent fees payable	554
Trustees’ fees payable	7
Accrued expenses	136

Total liabilities	24,175

NET ASSETS	$2,944,079

Net assets were comprised of:
Paid in capital	$2,978,147
Total distributable earnings (loss)	(34,068)

Net assets	$2,944,079

Class I
Net asset value and redemption price per share, $2,944,079 / 292,543 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.06

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends	$66,267
Interest	114

Total income	66,381

EXPENSES
Professional fees	20,477
Printing and mailing expenses	10,191
Registration and filing fees	9,683
Investment advisory fees	8,328
Transfer agent fees	4,701
Administrative fees	2,499
Custodian fees	1,689
Trustees’ fees	131
Miscellaneous	3,106

Gross expenses	60,805
Less: Waiver from investment adviser	(10,827)
Reimbursement from investment adviser	(42,494)

Net expenses	7,484

NET INVESTMENT INCOME (LOSS)	58,897

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	22,100
Net change in unrealized appreciation (depreciation) on investments in securities	(568,598)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(546,498)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(487,601)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$58,897	$75,703
Net realized gain (loss)	22,100	16,504
Net change in unrealized appreciation (depreciation)	(568,598)	342,520

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(487,601)	434,727

Distributions to shareholders:
Class I	(96,518)	(88,452)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 2,472 and 30,470 shares, respectively ]	25,522	346,770
Capital shares issued in reinvestment of dividends [ 1,304 and 560 shares, respectively ]	15,368	5,952
Capital shares repurchased [ (9,271) and (975) shares, respectively ]	(98,057)	(11,138)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(57,167)	341,584

TOTAL INCREASE (DECREASE) IN NET ASSETS	(641,286)	687,859
NET ASSETS:
Beginning of period	3,585,365	2,897,506

End of period	$2,944,079	$3,585,365

See Notes to Financial Statements.

1290 FUNDS

1290 LOW VOLATILITY GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,				February 27, 2017* to October 31, 2017
Class I			2019		2018
Net asset value, beginning of period	$12.03		$10.81		$10.94		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.20		0.27		0.25		0.12
Net realized and unrealized gain (loss)	(1.85)		1.28		(0.16)		0.82

Total from investment operations	(1.65)		1.55		0.09		0.94

Less distributions:
Dividends from net investment income	(0.27)		(0.27)		(0.22)		—
Distributions from net realized gains	(0.05)		(0.06)		—	#	—

Total dividends and distributions	(0.32)		(0.33)		(0.22)		—

Net asset value, end of period	$10.06		$12.03		$10.81		$10.94

Total return (b)	(14.07)%		14.74%		0.88%		9.40%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,944		$3,585		$2,898		$2,836
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.45	%**(j)	0.43	%(k)	0.43	%(k)	0.43	%(k)
Before waivers and reimbursements (a)(f)	3.66%		4.58%		5.15%		4.87%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	3.54%		2.36%		2.24%		1.66	%(l)
Before waivers and reimbursements (a)(f)(x)	0.34%		(1.79)%		(2.49)%		(2.78	)%(l)
Portfolio turnover rate^	1	%(z)	4%		4%		0	%(z)‡
*	Commencement of Operations.
**	Includes excise tax expense of 0.02%.
‡	Less than 0.5%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.67%.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 MULTI-ALTERNATIVE STRATEGIES FUND (Unaudited)

INVESTMENT ADVISER

➢	Equitable Investment Management

PERFORMANCE RESULTS

Total Returns as of 4/30/20

		6 Months	1 Year	Since Incept.
Fund – Class A Shares*	without Sales Charge	(7.94)%	(6.85)%	(0.56)%
	with Sales Charge (a)	(13.00)	(11.95)	(1.72)
Fund – Class I Shares*		(7.89)	(6.62)	(0.33)
Fund – Class R Shares*		(8.11)	(7.11)	(0.82)
ICE BofAML 3-Month U.S. Treasury Bill Index		0.85	2.07	1.24

* Date of inception 7/6/15. (a) A 5.50% front-end sales charge was deducted. Returns for periods less than one year are not annualized. Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

As of March 1, 2020, the gross expense ratios for Class A, I and R shares were 2.52%, 2.26% and 2.76%, respectively. The net expense ratios for Class A, I and R shares were 1.69%, 1.44% and 1.94%, respectively. The net expense ratios reflect the Adviser’s decision to contractually limit expenses through April 30, 2021. Fund Performance may also reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower.

In addition, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Overview

Against the backdrop of COVID-19, financial market volatility, a significant decline in equity markets and a moderately higher bond market, the 1290 Multi-Alternative Strategies Fund provided returns lower than those of its cash benchmark.

Fund Highlights

The Fund’s Class I shares returned -7.89% for the six-month period ended April 30, 2020. The Fund’s benchmark, the ICE BofA U.S. 3-Month Treasury Bill Index, rose 0.85%.

What helped performance during the six-month period ended April 30, 2020:

•	Precious metals were the top contributors to performance, up more than 10% for the period.

•	Treasury Inflation-Protected Securities (TIPS) added to performance as the U.S. Federal Reserve cut interest rates in an effort to stabilize the U.S. economy during the pandemic.

•	Convertible securities added to performance as fixed-income characteristics buffered some of the downside during the market downturn, while equity sensitivity helped as the market recovered.

What hurt performance during the six-month period ended April 30, 2020:

•	Commodities were the top detractor to performance, driven largely by a steep decline in energy. Oil prices went negative for the first time in history, with the global lockdown curbing demand.

•	Global real estate holdings detracted from performance, as cash flows within real estate investment trusts (REITs) were negatively impacted by the global shutdown.

•	Multi-strategy exposure hurt performance as the long-equity bias did not help during the recent shock to markets.

Outlook

The Fund maintains a neutral outlook on the markets. We select complementary alternative strategies from a broad universe of non-traditional investments to help reduce the role of overall market direction in determining return.

Table by Asset Class (as a percentage of Total Investments in Securities)

As of April 30, 2020
Alternatives	45.8%
Fixed Income	17.9
Commodity	15.5
Specialty	10.6
Equity	10.2

1290 MULTI-ALTERNATIVE STRATEGIES FUND (Unaudited)

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of April 30, 2020
Invesco DB G10 Currency Harvest Fund	10.6%
IQ Merger Arbitrage ETF	9.6
ProShares Hedge Replication ETF	9.2
SPDR Bloomberg Barclays Convertible Securities ETF	9.2
JPMorgan Diversified Alternatives ETF	9.1
WisdomTree Managed Futures Strategy Fund	8.9
Invesco DB Gold Fund	6.3
ProShares RAFI Long/Short	4.8
iShares Core US REIT ETF	4.7
iShares TIPS Bond ETF	4.4
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class R shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/19	Ending Account Value 4/30/20	Expenses Paid During Period* 11/1/19 - 4/30/20
Class A
Actual	$1,000.00	$920.60	$5.03
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.62	5.29
Class I
Actual	1,000.00	921.10	3.84
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.87	4.04
Class R
Actual	1,000.00	918.90	6.21
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.39	6.54

* Expenses are equal to the Fund’s Class A, I and R shares annualized expense ratios of 1.05%, 0.80% and 1.30%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS

April 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Alternatives (45.8%)
IQ Merger Arbitrage ETF*	46,840	$1,470,308
JPMorgan Diversified Alternatives ETF*	71,910	1,402,245
JPMorgan Long/Short ETF*	36,340	645,406
ProShares Hedge Replication ETF	32,040	1,420,333
ProShares RAFI Long/Short‡	23,000	739,910
WisdomTree Managed Futures Strategy Fund	38,050	1,359,138

Total Alternatives		7,037,340

Commodity (15.5%)
Invesco DB Base Metals Fund	17,600	219,648
Invesco DB Commodity Index Tracking Fund	54,380	592,742
Invesco DB Gold Fund	19,500	969,735
Invesco DB Precious Metals Fund	2,860	125,468
Invesco DB Silver Fund	4,020	87,304
iShares Commodities Select Strategy ETF	17,470	385,213

Total Commodity		2,380,110

Equity (10.2%)
iShares Core US REIT ETF	17,020	722,499
iShares MSCI Global Agriculture Producers ETF	9,870	231,518
Vanguard Global ex-U.S. Real Estate ETF	13,660	609,919

Total Equity		1,563,936

Fixed Income (17.9%)
iShares TIPS Bond ETF	5,660	686,615
SPDR Bloomberg Barclays Convertible Securities ETF	26,540	1,412,724
Vanguard Short-Term Inflation-Protected Securities ETF	13,420	663,082

Total Fixed Income		2,762,421

Specialty (10.6%)
Invesco DB G10 Currency Harvest Fund‡	70,890	1,631,888

Total Investments in Securities (100.0%) (Cost $16,504,605)		15,375,695
Other Assets Less Liabilities (0.0%)		(6,002)

Net Assets (100%)		$15,369,693

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

Investments in companies which were affiliates for the six months ended April 30, 2020, were as follows:

Security Description	Shares at April 30, 2020	Market Value October 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value April 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Specialty
Invesco DB G10 Currency Harvest Fund	70,890	1,714,829	—	—	—	(82,941)	1,631,888	24,421	—
Alternatives
ProShares RAFI Long/Short	23,000	798,675	—	—	—	(58,765)	739,910	7,107	—

Total		2,513,504	—	—	—	(141,706)	2,371,798	31,528	—

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$15,375,695	$—	$—	$15,375,695

Total Assets	$15,375,695	$—	$—	$15,375,695

Total Liabilities	$—	$—	$—	$—

Total	$15,375,695	$—	$—	$15,375,695

The Fund held no derivatives contracts during the six months ended April 30, 2020.

Investment security transactions for the six months ended April 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$445,895
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,845,439

As of April 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$613,641
Aggregate gross unrealized depreciation	(1,683,982)

Net unrealized depreciation	$(1,070,341)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$16,446,036

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $2,573,144)	$2,371,798
Unaffiliated Issuers (Cost $13,931,461)	13,003,897
Receivable for securities sold	61,384
Prepaid registration and filing fees	13,803
Receivable from investment adviser	4,062
Receivable for Fund shares sold	50
Other assets	56

Total assets	15,455,050

LIABILITIES
Overdraft payable	36,681
Payable for Fund shares redeemed	13,276
Transfer agent fees payable	2,787
Distribution fees payable – Class A	118
Distribution fees payable – Class R	44
Accrued expenses	32,451

Total liabilities	85,357

NET ASSETS	$15,369,693

Net assets were comprised of:
Paid in capital	$16,559,638
Total distributable earnings (loss)	(1,189,945)

Net assets	$15,369,693

Class A
Net asset value and redemption price per share, $544,166 / 58,406 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.32
Maximum sales charge (5.50% of offering price)	0.54

Maximum offering price per share	$9.86

Class I
Net asset value and redemption price per share, $14,716,601 / 1,578,776 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.32

Class R
Net asset value and redemption price per share, $108,926 / 11,737 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.28

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends ($31,528 of dividend income received from affiliates)	$305,677
Interest	635

Total income	306,312

EXPENSES
Investment advisory fees	43,658
Professional fees	26,916
Transfer agent fees	18,242
Registration and filing fees	16,758
Printing and mailing expenses	14,001
Administrative fees	13,097
Custodian fees	2,437
Distribution fees – Class A	765
Trustees’ fees	684
Distribution fees – Class R	280
Miscellaneous	7,760

Gross expenses	144,598
Less: Waiver from investment adviser	(56,755)
Reimbursement from investment adviser	(16,715)

Net expenses	71,128

NET INVESTMENT INCOME (LOSS)	235,184

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	76,739
Net change in unrealized appreciation (depreciation) on investments in securities ($(141,706) of change in unrealized appreciation (depreciation) from affiliates)	(1,755,489)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,678,750)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,443,566)

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$235,184	$244,037
Net realized gain (loss)	76,739	(50,597)
Net change in unrealized appreciation (depreciation)	(1,755,489)	583,673

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,443,566)	777,113

Distributions to shareholders:
Class A	(11,965)	(7,113)
Class I	(380,272)	(217,148)
Class R	(1,934)	(740)

Total distributions to shareholders	(394,171)	(225,001)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 2,454 and 5,825 shares, respectively ]	25,000	59,103
Capital shares issued in reinvestment of dividends [ 983 and 623 shares, respectively ]	9,992	6,163
Capital shares repurchased [ (5,788) and (28,247) shares, respectively ]	(54,302)	(286,221)

Total Class A transactions	(19,310)	(220,955)

Class I
Capital shares sold [ 37,636 and 178,038 shares, respectively ]	377,082	1,799,614
Capital shares issued in reinvestment of dividends [ 15,947 and 9,966 shares, respectively ]	162,026	98,568
Capital shares repurchased [ (194,576) and (276,662) shares, respectively ]	(1,842,935)	(2,793,490)

Total Class I transactions	(1,303,827)	(895,308)

Class R
Capital shares sold [ 473 and 703 shares, respectively ]	4,241	7,121
Capital shares issued in reinvestment of dividends [ 21 and 4 shares, respectively ]	215	40
Capital shares repurchased [ (5) and (22) shares, respectively ]	(51)	(223)

Total Class R transactions	4,405	6,938

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,318,732)	(1,109,325)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,156,469)	(557,213)
NET ASSETS:
Beginning of period	18,526,162	19,083,375

End of period	$15,369,693	$18,526,162

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,								July 6, 2015* to October 31, 2015
Class A			2019		2018		2017		2016
Net asset value, beginning of period	$10.32		$10.02		$10.21		$9.97		$9.70		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.12		0.11		0.04		0.02		0.01		(0.01)
Net realized and unrealized gain (loss)	(0.92)		0.28		(0.19)		0.26		0.33		(0.29)

Total from investment operations	(0.80)		0.39		(0.15)		0.28		0.34		(0.30)

Less distributions:
Dividends from net investment income	(0.20)		(0.04)		—		(0.01)		(0.05)		—
Distributions from net realized gains	—		(0.05)		(0.04)		(0.03)		—		—
Return of capital	—		—		—		—		(0.02)		—

Total dividends and distributions	(0.20)		(0.09)		(0.04)		(0.04)		(0.07)		—

Net asset value, end of period	$9.32		$10.32		$10.02		$10.21		$9.97		$9.70

Total return (b)	(7.94)%		3.98%		(1.49)%		2.78%		3.53%		(3.00)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$544		$627		$827		$659		$410		$112
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.05	%***(j)	1.07	%**(k)	1.03	%(m)	1.00	%(m)	0.98	%(m)	0.96	%(m)
Before waivers and reimbursements (a)(f)	1.90%		1.89%		1.79%		2.08%		2.62%		2.26%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.39%		1.12%		0.39%		0.20%		0.10%		(0.25	)%(l)
Before waivers and reimbursements (a)(f)(x)	1.55%		0.30%		(0.37)%		(0.88)%		(1.55)%		(1.55	)%(l)
Portfolio turnover rate^	3	%(z)	8%		5%		13%		2%		0	%(z)

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,								July 6, 2015* to October 31, 2015
Class I			2019		2018		2017		2016
Net asset value, beginning of period	$10.34		$10.04		$10.23		$9.99		$9.71		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.13		0.13		0.07		0.05		0.05		—	#
Net realized and unrealized gain (loss)	(0.93)		0.29		(0.20)		0.25		0.31		(0.29)

Total from investment operations	(0.80)		0.42		(0.13)		0.30		0.36		(0.29)

Less distributions:
Dividends from net investment income	(0.22)		(0.07)		(0.02)		(0.03)		(0.05)		—
Distributions from net realized gains	—		(0.05)		(0.04)		(0.03)		—		—
Return of capital	—		—		—		—		(0.03)		—

Total dividends and distributions	(0.22)		(0.12)		(0.06)		(0.06)		(0.08)		—

Net asset value, end of period	$9.32		$10.34		$10.04		$10.23		$9.99		$9.71

Total return (b)	(7.89)%		4.25%		(1.25)%		3.04%		3.76%		(2.90)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$14,717		$17,783		$18,151		$16,358		$12,233		$9,591
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.80	%***(j)	0.82	%**(k)	0.78	%(m)	0.75	%(m)	0.73	%(m)	0.72	%(m)
Before waivers and reimbursements (a)(f)	1.65%		1.63%		1.54%		1.82%		2.24%		1.97%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.71%		1.32%		0.66%		0.45%		0.50%		(0.03	)%(l)
Before waivers and reimbursements (a)(f)(x)	1.87%		0.50%		(0.11)%		(0.62)%		(1.02)%		(1.29	)%(l)
Portfolio turnover rate^	3	%(z)	8%		5%		13%		2%		0	%(z)

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,								July 6, 2015* to October 31, 2015
Class R			2019		2018		2017		2016
Net asset value, beginning of period	$10.27		$9.97		$10.19		$9.95		$9.69		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.10		0.08		0.03		—	#	—	#	(0.02)
Net realized and unrealized gain (loss)	(0.92)		0.29		(0.21)		0.27		0.32		(0.29)

Total from investment operations	(0.82)		0.37		(0.18)		0.27		0.32		(0.31)

Less distributions:
Dividends from net investment income	(0.17)		(0.02)		—		—		(0.04)		—
Distributions from net realized gains	—		(0.05)		(0.04)		(0.03)		—		—
Return of capital	—		—		—		—		(0.02)		—

Total dividends and distributions	(0.17)		(0.07)		(0.04)		(0.03)		(0.06)		—

Net asset value, end of period	$9.28		$10.27		$9.97		$10.19		$9.95		$9.69

Total return (b)	(8.11)%		3.74%		(1.79)%		2.53%		3.30%		(3.10)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$109		$116		$105		$105		$101		$97
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.30	%***(j)	1.32	%**(k)	1.26	%(m)	1.25	%(m)	1.22	%(m)	1.21	%(m)
Before waivers and reimbursements (a)(f)	2.15%		2.13%		2.02%		2.32%		2.73%		2.47%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.14%		0.78%		0.27%		(0.02)%		0.02%		(0.53	)%(l)
Before waivers and reimbursements (a)(f)(x)	1.29%		(0.04)%		(0.49)%		(1.08)%		(1.50)%		(1.78	)%(l)
Portfolio turnover rate^	3	%(z)	8%		5%		13%		2%		0	%(z)

*	Commencement of Operations.
**	Includes excise tax expense of 0.04%.
***	Includes excise tax expense of 0.02%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.67% for Class A, 1.42% for Class I and 1.92% for Class R.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.69% for Class A, 1.44% for Class I and 1.94% for Class R.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.65% for Class A, 1.40% for Class I and 1.90% for Class R.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2020 FUND (Unaudited)

INVESTMENT ADVISER

➢	Equitable Investment Management

PERFORMANCE RESULTS

Total Returns as of 4/30/20

	6 Months	1 Year	Since Incept.
Fund – Class I Shares*	(4.25)%	0.08%	4.50%
S&P Target Date 2020 Index	(2.26)	1.26	4.73

* Date of inception 2/27/17. Returns for periods less than one year are not annualized. Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

As of March 1, 2020, the gross expense ratio for Class I share was 2.21% The net expense ratio for Class I share was 0.65%. The net expense ratio reflect the Adviser’s decision to contractually limit expenses through April 30, 2021. Fund Performance may also reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower.

In addition, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Overview

Against the backdrop of an extreme shock to the financial markets, resulting in a substantial first-quarter drop in equity prices and a rally in safe-haven bond markets, the Fund underperformed its benchmark.

Fund Highlights

The Fund’s Class I shares returned -4.25% for the six-month period ended April 30, 2019. The Fund’s benchmark, the S&P Target Date 2020 Index, returned -2.26%.

What helped performance during the six-month period ended April 30, 2020:

•	The Fund benefited from a lack of holdings in the real estate sector, which was down about 25% for the six-month period.

•	Among equity holdings, an overweighting in large-cap growth stocks helped performance compared to the broader market, as these securities held up better during the downdraft.

What hurt performance during the six-month period ended April 30, 2020:

•	The Fund’s overweighted position relative to the benchmark in equities detracted from performance, as the asset class underperformed relative to bonds.

•	Within equity holdings, stock selection hurt performance, especially within the U.S. large-cap sector.

Outlook

The Fund maintains a neutral outlook on the markets. The Fund’s investments are aimed at a specific retirement target date and are guided by a strategic risk-management discipline that automatically shifts the allocation to anticipate an investor’s risk tolerance at different stages of life.

Table by Asset Class (as a percentage of Total Investments in Securities) As of April 30, 2020
Equity	53.3%
Fixed Income	46.7

Top 10 Holdings (as a percentage of Total Investments in Securities) As of April 30, 2020
iShares Core U.S. Aggregate Bond ETF	28.3%
iShares Core S&P Total US Stock Market ETF	17.4
iShares TIPS Bond ETF	7.0
iShares Core MSCI EAFE ETF	5.9
Invesco S&P 500 Low Volatility ETF	5.7
iShares Edge MSCI Min Vol USA ETF	5.7
Vanguard Short-Term Bond ETF	4.4
JPMorgan Prime Money Market Fund, IM Shares	3.7
Vanguard Total International Bond ETF	3.6
SPDR Bloomberg Barclays High Yield Bond ETF	3.4

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2020 and held for the entire six-month period.

1290 RETIREMENT 2020 FUND (Unaudited)

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/19	Ending Account Value 4/30/20	Expenses Paid During Period* 11/1/19 - 4/30/20
Class I
Actual	$1,000.00	$957.50	$2.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.19	2.70

* Expenses are equal to the Fund’s Class I shares annualized expense ratio of 0.54%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2020 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (51.0%)
Invesco S&P 500 Low Volatility ETF	12,050	$601,777
Invesco S&P Emerging Markets Low Volatility ETF	3,540	66,340
Invesco S&P International Developed Low Volatility ETF	11,780	315,704
Invesco S&P MidCap Low Volatility ETF	7,760	328,558
Invesco S&P SmallCap Low Volatility ETF	4,490	157,779
iShares Core MSCI EAFE ETF	11,820	626,814
iShares Core MSCI Emerging Markets ETF	3,760	164,162
iShares Core S&P Total US Stock Market ETF	28,410	1,839,831
iShares Edge MSCI Min Vol EAFE ETF	4,840	311,841
iShares Edge MSCI Min Vol Emerging Markets ETF	1,800	91,044
iShares Edge MSCI Min Vol USA ETF	10,170	600,742
SPDR SSGA US Small Cap Low Volatility Index ETF	1,780	131,275

Total Equity		5,235,867

Fixed Income (48.2%)
iShares Core U.S. Aggregate Bond ETF	25,540	2,990,734
iShares TIPS Bond ETF	6,120	742,417
SPDR Bloomberg Barclays High Yield Bond ETF	3,626	359,083
Vanguard Short-Term Bond ETF	5,680	469,622
Vanguard Total International Bond ETF	6,600	378,048

Total Fixed Income		4,939,904

Total Exchange Traded Funds (99.2%) (Cost $10,208,662)		10,175,771

SHORT-TERM INVESTMENT:
Investment Company (3.8%)
JPMorgan Prime Money Market Fund, IM Shares	391,327	391,641

Total Short-Term Investment (3.8%) (Cost $391,641)		391,641

Total Investments in Securities (103.0%) (Cost $10,600,303)		10,567,412
Other Assets Less Liabilities (-3.0%)		(313,084)

Net Assets (100%)		$10,254,328

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$10,175,771	$—	$—	$10,175,771
Short-Term Investment
Investment Company	391,641	—	—	391,641

Total Assets	$10,567,412	$—	$—	$10,567,412

Total Liabilities	$—	$—	$—	$—

Total	$10,567,412	$—	$—	$10,567,412

The Fund held no derivatives contracts during the six months ended April 30, 2020.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2020 FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2020 (Unaudited)

Investment security transactions for the six months ended April 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,597,995
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,594,683

As of April 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$335,752
Aggregate gross unrealized depreciation	(376,511)

Net unrealized depreciation	$(40,759)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$10,608,171

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2020 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $10,600,303)	$10,567,412
Cash	75,000
Prepaid registration and filing fees	14,888
Receivable from investment adviser	5,346
Receivable for Fund shares sold	382
Dividends, interest and other receivables	46
Other assets	61

Total assets	10,663,135

LIABILITIES
Payable for securities purchased	379,786
Transfer agent fees payable	705
Accrued expenses	28,316

Total liabilities	408,807

NET ASSETS	$10,254,328

Net assets were comprised of:
Paid in capital	$10,117,098
Total distributable earnings (loss)	137,230

Net assets	$10,254,328

Class I
Net asset value and redemption price per share, $10,254,328 / 957,299 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.71

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends	$155,096
Interest	276

Total income	155,372

EXPENSES
Investment advisory fees	26,989
Professional fees	23,862
Printing and mailing expenses	12,116
Registration and filing fees	10,094
Administrative fees	8,097
Transfer agent fees	4,923
Custodian fees	2,485
Trustees’ fees	419
Miscellaneous	4,299

Gross expenses	93,284
Less: Waiver from investment adviser	(35,086)
Reimbursement from investment adviser	(29,243)

Net expenses	28,955

NET INVESTMENT INCOME (LOSS)	126,417

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	128,564
Net change in unrealized appreciation (depreciation) on investments in securities	(737,365)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(608,801)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(482,384)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$126,417	$200,268
Net realized gain (loss)	128,564	144,361
Net change in unrealized appreciation (depreciation)	(737,365)	762,470

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(482,384)	1,107,099

Distributions to shareholders:
Class I	(377,438)	(142,418)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 153,228 and 364,955 shares, respectively ]	1,709,969	3,974,381
Capital shares issued in reinvestment of dividends [ 24,677 and 9,100 shares, respectively ]	279,838	93,918
Capital shares repurchased [ (153,620) and (170,980) shares, respectively ]	(1,666,257)	(1,901,097)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	323,550	2,167,202

TOTAL INCREASE (DECREASE) IN NET ASSETS	(536,272)	3,131,883
NET ASSETS:
Beginning of period	10,790,600	7,658,717

End of period	$10,254,328	$10,790,600

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2020 FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,				February 27, 2017* to October 31, 2017
Class I			2019		2018
Net asset value, beginning of period	$11.57		$10.49		$10.66		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.13		0.23		0.20		0.12
Net realized and unrealized gain (loss)	(0.60)		1.05		(0.17)		0.54

Total from investment operations	(0.47)		1.28		0.03		0.66

Less distributions:
Dividends from net investment income	(0.24)		(0.15)		(0.18)		—
Distributions from net realized gains	(0.15)		(0.05)		(0.02)		—

Total dividends and distributions	(0.39)		(0.20)		(0.20)		—

Net asset value, end of period	$10.71		$11.57		$10.49		$10.66

Total return (b)	(4.25)%		12.37%		0.24%		6.60%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,254		$10,791		$7,659		$2,665
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.54	%**(j)	0.54	%(k)	0.53	%(k)	0.53	%(k)
Before waivers and reimbursements (a)(f)	1.73%		2.09%		3.93%		5.32%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.35%		2.10%		1.88%		1.66	%(l)
Before waivers and reimbursements (a)(f)(x)	1.15%		0.55%		(1.52)%		(3.13	)%(l)
Portfolio turnover rate^	15	%(z)	18%		8%		2	%(z)
*	Commencement of Operations.
**	Includes excise tax expense of 0.01%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.66%.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2025 FUND (Unaudited)

INVESTMENT ADVISER

➢	Equitable Investment Management

PERFORMANCE RESULTS

Total Returns as of 4/30/20

	6 Months	1 Year	Since Incept.
Fund – Class I Shares*	(5.52)%	(1.16)%	4.64%
S&P Target Date 2025 Index	(3.55)	(0.18)	4.73

* Date of inception 2/27/17. Returns for periods less than one year are not annualized. Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

As of March 1, 2020, the gross expense ratio for Class I share was 1.71% The net expense ratio for Class I share was 0.65%. The net expense ratio reflect the Adviser’s decision to contractually limit expenses through April 30, 2021. Fund Performance may also reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower.

In addition, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Overview

Against the backdrop of an extreme shock to the financial markets, resulting in a substantial first-quarter drop in equity prices and a rally in safe-haven bond markets, the Fund underperformed its benchmark.

Fund Highlights

The Fund’s Class I shares returned -5.52% for the six-month period ended April 30, 2020. The Fund’s benchmark, the S&P Target Date 2025 Index, returned -3.55%.

What helped performance during the six-month period ended April 30, 2020:

•	The Fund benefited from its lack of holdings in the real estate sector, which was down about 25% for the six-month period.

•	Among equity holdings, an overweighting in large-cap growth stocks helped performance compared to the broader market, as these securities held up better during the downdraft.

•	The Fund’s fixed-income holdings outperformed compared to those of the benchmark, adding positively to relative performance.

What hurt performance during the six-month period ended April 30, 2020:

•	The Fund’s overweighted position in equities detracted from performance, as the asset class underperformed relative to bonds.

•	Within equity holdings, stock selection hurt performance, especially within the U.S. large-cap sector.

Outlook

The Fund maintains a neutral outlook on the markets. The Fund’s investments are aimed at a specific retirement target date and are guided by a strategic risk-management discipline that automatically shifts the allocation to anticipate an investor’s risk tolerance at different stages of life.

Table by Asset Class (as a percentage of Total Investments in Securities) As of April 30, 2020
Equity	61.9%
Fixed Income	38.1

Top 10 Holdings (as a percentage of Total Investments in Securities) As of April 30, 2020
iShares Core U.S. Aggregate Bond ETF	27.0%
iShares Core S&P Total US Stock Market ETF	21.4
iShares Core MSCI EAFE ETF	8.0
iShares Edge MSCI Min Vol USA ETF	6.8
Invesco S&P 500 Low Volatility ETF	6.8
iShares TIPS Bond ETF	5.7
Invesco S&P MidCap Low Volatility ETF	3.9
Invesco S&P International Developed Low Volatility ETF	3.9
iShares Edge MSCI Min Vol EAFE ETF	3.8
Vanguard Short-Term Bond ETF	2.1
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2020 and held for the entire six-month period.

1290 RETIREMENT 2025 FUND (Unaudited)

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/19	Ending Account Value 4/30/20	Expenses Paid During Period* 11/1/19 - 4/30/20
Class I
Actual	$1,000.00	$944.80	$2.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.18	2.71

* Expenses are equal to the Fund’s Class I shares annualized expense ratio of 0.54%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2025 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (61.9%)
Invesco S&P 500 Low Volatility ETF	24,780	$1,237,513
Invesco S&P Emerging Markets Low Volatility ETF	8,180	153,293
Invesco S&P International Developed Low Volatility ETF	26,360	706,448
Invesco S&P MidCap Low Volatility ETF	16,920	716,393
Invesco S&P SmallCap Low Volatility ETF	9,430	331,370
iShares Core MSCI EAFE ETF	27,420	1,454,083
iShares Core MSCI Emerging Markets ETF	7,640	333,562
iShares Core S&P Total US Stock Market ETF	60,410	3,912,152
iShares Edge MSCI Min Vol EAFE ETF	10,790	695,200
iShares Edge MSCI Min Vol Emerging Markets ETF	3,040	153,763
iShares Edge MSCI Min Vol USA ETF	21,170	1,250,512

SPDR SSGA US Small Cap Low Volatility Index ETF	5,060	373,175

Total Equity		11,317,464

Fixed Income (38.1%)
iShares Core U.S. Aggregate Bond ETF	42,130	4,933,423
iShares TIPS Bond ETF	8,560	1,038,413
SPDR Bloomberg Barclays High Yield Bond ETF	2,996	296,694
Vanguard Short-Term Bond ETF	4,730	391,076
Vanguard Total International Bond ETF	5,520	316,186

Total Fixed Income		6,975,792

Total Investments in Securities (100.0%) (Cost $18,671,840)		18,293,256
Other Assets Less Liabilities (0.0%)		1,745

Net Assets (100%)		$18,295,001

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$18,293,256	$—	$—	$18,293,256

Total Assets	$18,293,256	$—	$—	$18,293,256

Total Liabilities	$—	$—	$—	$—

Total	$18,293,256	$—	$—	$18,293,256

The Fund held no derivatives contracts during the six months ended April 30, 2020.

Investment security transactions for the six months ended April 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$4,946,846
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$4,516,062

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2025 FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2020 (Unaudited)

As of April 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$353,446
Aggregate gross unrealized depreciation	(754,652)

Net unrealized depreciation	$(401,206)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$18,694,462

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2025 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $18,671,840)	$18,293,256
Cash	14,242
Prepaid registration and filing fees	15,294
Receivable from investment adviser	3,304
Receivable for Fund shares sold	1,407
Dividends, interest and other receivables	223
Other assets	156

Total assets	18,327,882

LIABILITIES
Transfer agent fees payable	1,024
Accrued expenses	31,857

Total liabilities	32,881

NET ASSETS	$18,295,001

Net assets were comprised of:
Paid in capital	$18,383,393
Total distributable earnings (loss)	(88,392)

Net assets	$18,295,001

Class I
Net asset value and redemption price per share, $18,295,001 / 1,704,014 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.74

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends	$263,314
Interest	376

Total income	263,690

EXPENSES
Investment advisory fees	46,738
Professional fees	27,457
Printing and mailing expenses	14,174
Administrative fees	14,021
Registration and filing fees	10,441
Transfer agent fees	4,979
Custodian fees	2,789
Trustees’ fees	721
Miscellaneous	5,861

Gross expenses	127,181
Less: Waiver from investment adviser	(60,759)
Reimbursement from investment adviser	(16,125)

Net expenses	50,297

NET INVESTMENT INCOME (LOSS)	213,393

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	227,858
Net change in unrealized appreciation (depreciation) on investments in securities	(1,581,408)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,353,550)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,140,157)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$213,393	$314,181
Net realized gain (loss)	227,858	326,657
Net change in unrealized appreciation (depreciation)	(1,581,408)	1,336,178

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,140,157)	1,977,016

Distributions to shareholders:
Class I	(724,697)	(176,541)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 471,830 and 1,042,196 shares, respectively ]	5,307,048	11,528,327
Capital shares issued in reinvestment of dividends [ 62,744 and 12,850 shares, respectively ]	724,697	134,540
Capital shares repurchased [ (456,247) and (397,479) shares, respectively ]	(5,074,275)	(4,546,482)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	957,470	7,116,385

TOTAL INCREASE (DECREASE) IN NET ASSETS	(907,384)	8,916,860
NET ASSETS:
Beginning of period	19,202,385	10,285,525

End of period	$18,295,001	$19,202,385

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2025 FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,				February 27, 2017* to October 31, 2017
Class I			2019		2018
Net asset value, beginning of period	$11.81		$10.62		$10.75		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.13		0.22		0.21		0.11
Net realized and unrealized gain (loss)	(0.75)		1.14		(0.14)		0.64

Total from investment operations	(0.62)		1.36		0.07		0.75

Less distributions:
Dividends from net investment income	(0.23)		(0.14)		(0.18)		—
Distributions from net realized gains	(0.22)		(0.03)		(0.02)		—

Total dividends and distributions	(0.45)		(0.17)		(0.20)		—

Net asset value, end of period	$10.74		$11.81		$10.62		$10.75

Total return (b)	(5.52)%		12.99%		0.60%		7.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$18,295		$19,202		$10,286		$2,688
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.54	%**(j)	0.54	%(k)	0.54	%(k)	0.53	%(k)
Before waivers and reimbursements (a)(f)	1.36%		1.58%		3.23%		5.30%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.29%		1.99%		1.91%		1.62	%(l)
Before waivers and reimbursements (a)(f)(x)	1.46%		0.95%		(0.79)%		(3.15	)%(l)
Portfolio turnover rate^	24	%(z)	23%		4%		2	%(z)
*	Commencement of Operations.
**	Includes excise tax expense of 0.01%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.66%.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2030 FUND (Unaudited)

INVESTMENT ADVISER

➢	Equitable Investment Management

PERFORMANCE RESULTS

Total Returns as of 4/30/20

	6 Months	1 Year	Since Incept.
Fund – Class I Shares*	(6.86)%	(2.43)%	4.51%
S&P Target Date 2030 Index	(4.89)	(1.73)	4.67

* Date of inception 2/27/17. Returns for periods less than one year are not annualized. Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

As of March 1, 2020, the gross expense ratio for Class I share was 3.26% The net expense ratio for Class I share was 0.65%. The net expense ratio reflect the Adviser’s decision to contractually limit expenses through April 30, 2021. Fund Performance may also reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower.

In addition, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Overview

Against the backdrop of an extreme shock to the financial markets, resulting in a substantial first-quarter drop in equity prices and a rally in safe-haven bond markets, the Fund underperformed its benchmark.

Fund Highlights

The Fund’s Class I shares returned -6.86% for the six-month period ended April 30, 2020. The Fund’s benchmark, the S&P Target Date 2030 Index, returned -4.89%.

What helped performance during the six-month period ended April 30, 2020:

•	The Fund benefited from its lack of holdings in the real estate sector, which was down about 25% for the six-month period.

•	Among equity holdings, an overweighting in large-cap growth stocks helped performance compared to the broader market, as these securities held up better during the downdraft.

•	The Fund’s fixed-income holdings outperformed compared to those of the benchmark, adding positively to relative performance.

What hurt performance during the six-month period ended April 30, 2020:

•	The Fund’s overweighted position in equities detracted from performance, as the asset class underperformed relative to bonds.

•	Within equity holdings, stock selection hurt performance, especially within the U.S. large-cap sector.

Outlook

The Fund maintains a neutral outlook on the markets. The Fund’s investments are aimed at a specific retirement target date and are guided by a strategic risk-management discipline that automatically shifts the allocation to anticipate an investor’s risk tolerance at different stages of life.

Table by Asset Class (as a percentage of Total Investments in Securities) As of April 30, 2020
Equity	72.8%
Fixed Income	27.2

Top 10 Holdings (as a percentage of Total Investments in Securities) As of April 30, 2020
iShares Core S&P Total US Stock Market ETF	25.5%
iShares Core U.S. Aggregate Bond ETF	23.9
iShares Core MSCI EAFE ETF	10.3
iShares Edge MSCI Min Vol USA ETF	8.1
Invesco S&P 500 Low Volatility ETF	7.4
iShares Edge MSCI Min Vol EAFE ETF	5.1
Invesco S&P MidCap Low Volatility ETF	4.6
Invesco S&P International Developed Low Volatility ETF	4.4
iShares TIPS Bond ETF	3.3
Invesco S&P SmallCap Low Volatility ETF	2.1
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2020 and held for the entire six-month period.

1290 RETIREMENT 2030 FUND (Unaudited)

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/19	Ending Account Value 4/30/20	Expenses Paid During Period* 11/1/19 - 4/30/20
Class I
Actual	$1,000.00	$931.40	$2.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.16	2.73

* Expenses are equal to the Fund’s Class I shares annualized expense ratio of 0.54%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2030 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (72.7%)
Invesco S&P 500 Low Volatility ETF	8,070	$403,016
Invesco S&P Emerging Markets Low Volatility ETF	3,110	58,281
Invesco S&P International Developed Low Volatility ETF	8,910	238,788
Invesco S&P MidCap Low Volatility ETF	5,920	250,653
Invesco S&P SmallCap Low Volatility ETF	3,210	112,799
iShares Core MSCI EAFE ETF	10,650	564,770
iShares Core MSCI Emerging Markets ETF	1,670	72,912
iShares Core S&P Total US Stock Market ETF	21,530	1,394,283
iShares Edge MSCI Min Vol EAFE ETF	4,300	277,049
iShares Edge MSCI Min Vol Emerging Markets ETF	1,070	54,121
iShares Edge MSCI Min Vol USA ETF	7,520	444,206

SPDR SSGA US Small Cap Low Volatility Index ETF	1,420	104,725

Total Equity		3,975,603

Fixed Income (27.2%)
iShares Core U.S. Aggregate Bond ETF	11,180	1,309,178
iShares TIPS Bond ETF	1,480	179,539

Total Fixed Income		1,488,717

Total Investments in Securities (99.9%) (Cost $5,522,719)		5,464,320
Other Assets Less Liabilities (0.1%)		3,981

Net Assets (100%)		$5,468,301

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$5,464,320	$—	$—	$5,464,320

Total Assets	$5,464,320	$—	$—	$5,464,320

Total Liabilities	$—	$—	$—	$—

Total	$5,464,320	$—	$—	$5,464,320

The Fund held no derivatives contracts during the six months ended April 30, 2020.

Investment security transactions for the six months ended April 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$781,787
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,436,774

As of April 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$187,756
Aggregate gross unrealized depreciation	(246,807)

Net unrealized depreciation	$(59,051)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,523,371

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2030 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $5,522,719)	$5,464,320
Cash	8,281
Prepaid registration and filing fees	14,647
Receivable from investment adviser	6,580
Receivable for Fund shares sold	1,272
Dividends, interest and other receivables	2
Other assets	32

Total assets	5,495,134

LIABILITIES
Transfer agent fees payable	745
Accrued expenses	26,088

Total liabilities	26,833

NET ASSETS	$5,468,301

Net assets were comprised of:
Paid in capital	$5,392,570
Total distributable earnings (loss)	75,731

Net assets	$5,468,301

Class I
Net asset value and redemption price per share, $5,468,301 / 503,827 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.85

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends	$89,753
Interest	345

Total income	90,098

EXPENSES
Professional fees	21,861
Investment advisory fees	15,842
Printing and mailing expenses	10,967
Registration and filing fees	9,858
Transfer agent fees	4,923
Administrative fees	4,753
Custodian fees	2,262
Trustees’ fees	248
Miscellaneous	3,473

Gross expenses	74,187
Less: Waiver from investment adviser	(20,595)
Reimbursement from investment adviser	(36,423)

Net expenses	17,169

NET INVESTMENT INCOME (LOSS)	72,929

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	106,348
Net change in unrealized appreciation (depreciation) on investments in securities	(671,246)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(564,898)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(491,969)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$72,929	$104,968
Net realized gain (loss)	106,348	19,025
Net change in unrealized appreciation (depreciation)	(671,246)	544,946

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(491,969)	668,939

Distributions to shareholders:
Class I	(136,178)	(88,204)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 56,005 and 189,006 shares, respectively ]	641,746	2,128,791
Capital shares issued in reinvestment of dividends [ 6,336 and 3,168 shares, respectively ]	75,078	33,204
Capital shares repurchased [ (124,194) and (26,204) shares, respectively ]	(1,344,611)	(291,050)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(627,787)	1,870,945

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,255,934)	2,451,680
NET ASSETS:
Beginning of period	6,724,235	4,272,555

End of period	$5,468,301	$6,724,235

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2030 FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,				February 27, 2017* to October 31, 2017
Class I			2019		2018
Net asset value, beginning of period	$11.89		$10.69		$10.80		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.13		0.22		0.20		0.11
Net realized and unrealized gain (loss)	(0.93)		1.20		(0.12)		0.69

Total from investment operations	(0.80)		1.42		0.08		0.80

Less distributions:
Dividends from net investment income	(0.21)		(0.18)		(0.18)		—
Distributions from net realized gains	(0.03)		(0.04)		(0.01)		—

Total dividends and distributions	(0.24)		(0.22)		(0.19)		—

Net asset value, end of period	$10.85		$11.89		$10.69		$10.80

Total return (b)	(6.86)%		13.56%		0.70%		8.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,468		$6,724		$4,273		$2,701
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.54	%**(j)	0.54	%(k)	0.54	%(k)	0.53	%(k)
Before waivers and reimbursements (a)(f)	2.34%		3.14%		4.74%		5.27%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.31%		1.98%		1.78%		1.59	%(l)
Before waivers and reimbursements (a)(f)(x)	0.50%		(0.62)%		(2.41)%		(3.15	)%(l)
Portfolio turnover rate^	12	%(z)	5%		3%		1	%(z)
*	Commencement of Operations.
**	Includes excise tax expense of 0.01%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.66%.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2035 FUND (Unaudited)

INVESTMENT ADVISER

➢	Equitable Investment Management

PERFORMANCE RESULTS

Total Returns as of 4/30/20

	6 Months	1 Year	Since Incept.
Fund – Class I Shares*	(7.78)%	(3.44)%	4.42%
S&P Target Date 2035 Index	(6.25)	(3.25)	4.54

* Date of inception 2/27/17. Returns for periods less than one year are not annualized. Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

As of March 1, 2020, the gross expense ratio for Class I share was 2.62% The net expense ratio for Class I share was 0.65%. The net expense ratio reflect the Adviser’s decision to contractually limit expenses through April 30, 2021. Fund Performance may also reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower.

In addition, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

Overview

Against the backdrop of an extreme shock to the financial markets, resulting in a substantial first-quarter drop in equity prices and a rally in safe-haven bond markets, the Fund underperformed its benchmark.

Fund Highlights

The Fund’s Class I shares returned -7.78% for the six-month period ended April 30, 2020. The Fund’s benchmark, the S&P Target Date 2035 Index, returned -6.25%.

What helped performance during the six-month period ended April 30, 2020:

•	The Fund benefited from its lack of holdings in the real estate sector, which was down about 25% for the six-month period.

•	Among equity holdings, an overweighting in large-cap growth stocks helped performance compared to the broader market, as these securities held up better during the downdraft.

•	The Fund’s fixed-income holdings outperformed compared to those of the benchmark, adding positively to relative performance.

What hurt performance during the six-month period ended April 30, 2020:

•	The Fund’s overweighted position relative to the benchmark in equities detracted from performance, as the asset class underperformed relative to bonds.

•	Within equity holdings, stock selection hurt performance, especially within the U.S. large-cap sector.

Outlook

The Fund maintains a neutral outlook on the markets. The Fund’s investments are aimed at a specific retirement target date and are guided by a strategic risk-management discipline that automatically shifts the allocation to anticipate an investor’s risk tolerance at different stages of life.

Table by Asset Class (as a percentage of Total Investments in Securities)

As of April 30, 2020
Equity	76.6%
Fixed Income	23.4

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of April 30, 2020
iShares Core S&P Total US Stock Market ETF	26.9%
iShares Core U.S. Aggregate Bond ETF	19.9
iShares Core MSCI EAFE ETF	9.8
iShares Edge MSCI Min Vol USA ETF	8.3
Invesco S&P 500 Low Volatility ETF	8.3
iShares Edge MSCI Min Vol EAFE ETF	5.2
Invesco S&P MidCap Low Volatility ETF	4.8
Invesco S&P International Developed Low Volatility ETF	4.7
iShares TIPS Bond ETF	3.5
Invesco S&P SmallCap Low Volatility ETF	2.6
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2020 and held for the entire six-month period.

1290 RETIREMENT 2035 FUND (Unaudited)

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/19	Ending Account Value 4/30/20	Expenses Paid During Period* 11/1/19 - 4/30/20
Class I
Actual	$1,000.00	$922.20	$2.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.18	2.71

* Expenses are equal to the Fund’s Class I shares annualized expense ratio of 0.54%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2035 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (75.1%)
Invesco S&P 500 Low Volatility ETF	15,530	$775,568
Invesco S&P Emerging Markets Low Volatility ETF	4,340	81,332
Invesco S&P International Developed Low Volatility ETF	16,450	440,860
Invesco S&P MidCap Low Volatility ETF	10,550	446,687
Invesco S&P SmallCap Low Volatility ETF	6,990	245,629
iShares Core MSCI EAFE ETF	17,270	915,828
iShares Core MSCI Emerging Markets ETF	4,450	194,287
iShares Core S&P Total US Stock Market ETF	38,850	2,515,926
iShares Edge MSCI Min Vol EAFE ETF	7,520	484,514
iShares Edge MSCI Min Vol Emerging Markets ETF	2,170	109,758
iShares Edge MSCI Min Vol USA ETF	13,230	781,496
SPDR SSGA US Small Cap Low Volatility Index ETF	2,130	157,087

Total Equity		7,148,972

Fixed Income (23.0%)
iShares Core U.S. Aggregate Bond ETF	15,940	1,866,574
iShares TIPS Bond ETF	2,670	323,898

Total Fixed Income		2,190,472

Total Exchange Traded Funds (98.1%) (Cost $9,496,741)		9,339,444

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, IM Shares	11,969	11,979

Total Short-Term Investment (0.1%) (Cost $11,978)		11,979

Total Investments in Securities (98.2%) (Cost $9,508,719)		9,351,423
Other Assets Less Liabilities (1.8%)		166,036

Net Assets (100%)		$9,517,459

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$9,339,444	$—	$—	$9,339,444
Short-Term Investment
Investment Company	11,979	—	—	11,979

Total Assets	$9,351,423	$—	$—	$9,351,423

Total Liabilities	$—	$—	$—	$—

Total	$9,351,423	$—	$—	$9,351,423

The Fund held no derivatives contracts during the six months ended April 30, 2020.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2035 FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2020 (Unaudited)

Investment security transactions for the six months ended April 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,631,388
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,911,960

As of April 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$237,586
Aggregate gross unrealized depreciation	(396,412)

Net unrealized depreciation	$(158,826)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$9,510,249

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2035 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $9,508,719)	$9,351,423
Cash	75,000
Receivable for Fund shares sold	98,622
Prepaid registration and filing fees	14,748
Receivable from investment adviser	5,514
Dividends, interest and other receivables	18
Other assets	32

Total assets	9,545,357

LIABILITIES
Transfer agent fees payable	672
Accrued expenses	27,226

Total liabilities	27,898

NET ASSETS	$9,517,459

Net assets were comprised of:
Paid in capital	$9,464,446
Total distributable earnings (loss)	53,013

Net assets	$9,517,459

Class I
Net asset value and redemption price per share, $9,517,459 / 880,096 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.81

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends	$123,776
Interest	382

Total income	124,158

EXPENSES
Professional fees	22,881
Investment advisory fees	21,922
Printing and mailing expenses	11,561
Registration and filing fees	9,983
Administrative fees	6,577
Transfer agent fees	4,923
Custodian fees	2,324
Trustees’ fees	329
Miscellaneous	3,984

Gross expenses	84,484
Less: Waiver from investment adviser	(28,499)
Reimbursement from investment adviser	(32,358)

Net expenses	23,627

NET INVESTMENT INCOME (LOSS)	100,531

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	170,070
Net change in unrealized appreciation (depreciation) on investments in securities	(866,974)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(696,904)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(596,373)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$100,531	$144,226
Net realized gain (loss)	170,070	63,099
Net change in unrealized appreciation (depreciation)	(866,974)	696,566

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(596,373)	903,891

Distributions to shareholders:
Class I	(225,614)	(107,092)
CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 378,332 and 166,637 shares, respectively ]	4,093,502	1,919,697
Capital shares issued in reinvestment of dividends [ 12,315 and 6,075 shares, respectively ]	147,040	64,342
Capital shares repurchased [ (206,457) and (98,499) shares, respectively ]	(2,270,569)	(1,103,345)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,969,973	880,694

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,147,986	1,677,493
NET ASSETS:
Beginning of period	8,369,473	6,691,980

End of period	$9,517,459	$8,369,473

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2035 FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,				February 27, 2017* to October 31, 2017
Class I			2019		2018
Net asset value, beginning of period	$12.03		$10.76		$10.85		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.13		0.22		0.19		0.11
Net realized and unrealized gain (loss)	(1.04)		1.23		(0.09)		0.74

Total from investment operations	(0.91)		1.45		0.10		0.85

Less distributions:
Dividends from net investment income	(0.22)		(0.16)		(0.18)		—
Distributions from net realized gains	(0.09)		(0.02)		(0.01)		—

Total dividends and distributions	(0.31)		(0.18)		(0.19)		—

Net asset value, end of period	$10.81		$12.03		$10.76		$10.85

Total return (b)	(7.78)%		13.61%		0.88%		8.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,517		$8,369		$6,692		$2,712
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.54	%**(j)	0.54	%(j)	0.53	%(k)	0.53	%(k)
Before waivers and reimbursements (a)(f)	1.93%		2.50%		3.95%		5.28%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.30%		1.98%		1.73%		1.58	%(l)
Before waivers and reimbursements (a)(f)(x)	0.91%		0.01%		(1.68)%		(3.17	)%(l)
Portfolio turnover rate^	22	%(z)	13%		2%		1	%(z)
*	Commencement of Operations.
**	Includes excise tax expense of 0.01%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.66%.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2040 FUND (Unaudited)

INVESTMENT ADVISER

➢	Equitable Investment Management

PERFORMANCE RESULTS

Total Returns as of 4/30/20

	6 Months	1 Year	Since Incept.
Fund – Class I Shares*	(7.34)%	(3.08)%	4.87%
S&P Target Date 2040 Index	(7.15)	(4.26)	4.47

* Date of inception 2/27/17. Returns for periods less than one year are not annualized. Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

As of March 1, 2020, the gross expense ratio for Class I share was 4.69% The net expense ratio for Class I share was 0.65%. The net expense ratio reflect the Adviser’s decision to contractually limit expenses through April 30, 2021. Fund Performance may also reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower.

In addition, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Overview

Against the backdrop of an extreme shock to the financial markets, resulting in a substantial first-quarter drop in equity prices and a rally in safe-haven bond markets, the Fund’s holdings performed in line with the relevant asset classes and market sectors.

Fund Highlights

The Fund’s Class I shares returned -7.34% for the six-month period ended April 30, 2020. The Fund’s benchmark, the S&P Target Date 2040 Index, returned -7.15%.

What helped performance during the six-month period ended April 30, 2020:

•	The Fund benefited from its lack of holdings in the real estate sector, which was down about 25% for the six-month period.

•	Among equity holdings, an overweighting in large-cap growth stocks helped performance compared to the broader market, as these securities held up better during the downdraft.

•	The Fund’s fixed-income holdings outperformed compared to those of the benchmark, adding positively to relative performance.

What hurt performance during the six-month period ended April 30, 2020:

•	Within equity holdings, stock selection hurt performance, especially within the U.S. large-cap sector.

Outlook

The Fund maintains a neutral outlook on the markets. The Fund’s investments are aimed at a specific retirement target date and are guided by a strategic risk-management discipline that automatically shifts the allocation to anticipate an investor’s risk tolerance at different stages of life.

Table by Asset Class (as a percentage of Total Investments in Securities)

As of April 30, 2020
Equity	82.4%
Fixed Income	17.6

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of April 30, 2020
iShares Core S&P Total US Stock Market ETF	28.9%
iShares Core U.S. Aggregate Bond ETF	15.7
iShares Edge MSCI Min Vol USA ETF	10.2
iShares Core MSCI EAFE ETF	9.8
Invesco S&P 500 Low Volatility ETF	9.8
iShares Edge MSCI Min Vol EAFE ETF	5.1
Invesco S&P MidCap Low Volatility ETF	5.0
Invesco S&P International Developed Low Volatility ETF	4.6
iShares Core MSCI Emerging Markets ETF	2.5
Invesco S&P SmallCap Low Volatility ETF	2.2
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2020 and held for the entire six-month period.

1290 RETIREMENT 2040 FUND (Unaudited)

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/19	Ending Account Value 4/30/20	Expenses Paid During Period* 11/1/19 - 4/30/20
Class I
Actual	$1,000.00	$ 926.60	$2.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.18	2.71

* Expenses are equal to the Fund’s Class I shares annualized expense ratio of 0.54%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2040 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (81.8%)
Invesco S&P 500 Low Volatility ETF	7,850	$392,029
Invesco S&P Emerging Markets Low Volatility ETF	2,450	45,913
Invesco S&P International Developed Low Volatility ETF	6,900	184,920
Invesco S&P MidCap Low Volatility ETF	4,760	201,538
Invesco S&P SmallCap Low Volatility ETF	2,470	86,796
iShares Core MSCI EAFE ETF	7,410	392,952
iShares Core MSCI Emerging Markets ETF	2,310	100,855
iShares Core S&P Total US Stock Market ETF	17,820	1,154,023
iShares Edge MSCI Min Vol EAFE ETF	3,190	205,532
iShares Edge MSCI Min Vol Emerging Markets ETF	890	45,016
iShares Edge MSCI Min Vol USA ETF	6,900	407,583
SPDR SSGA US Small Cap Low Volatility Index ETF	1,030	75,963

Total Equity		3,293,120

Fixed Income (17.5%)
iShares Core U.S. Aggregate Bond ETF	5,350	626,485
iShares TIPS Bond ETF	650	78,851

Total Fixed Income		705,336

Total Investments in Securities (99.3%) (Cost $3,979,842)		3,998,456
Other Assets Less Liabilities (0.7%)		29,588

Net Assets (100%)		$4,028,044

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$3,998,456	$—	$—	$3,998,456

Total Assets	$3,998,456	$—	$—	$3,998,456

Total Liabilities	$—	$—	$—	$—

Total	$3,998,456	$—	$—	$3,998,456

The Fund held no derivatives contracts during the six months ended April 30, 2020.

Investment security transactions for the six months ended April 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$965,311
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$511,681

As of April 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$190,008
Aggregate gross unrealized depreciation	(171,559)

Net unrealized appreciation	$18,449

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,980,007

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2040 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $3,979,842)	$3,998,456
Cash	33,089
Prepaid registration and filing fees	14,514
Receivable from investment adviser	6,943
Receivable for Fund shares sold	1

Total assets	4,053,003

LIABILITIES
Accrued professional fees	23,738
Transfer agent fees payable	631
Trustees’ fees payable	11
Accrued expenses	579

Total liabilities	24,959

NET ASSETS	$4,028,044

Net assets were comprised of:
Paid in capital	$3,975,600
Total distributable earnings (loss)	52,444

Net assets	$4,028,044

Class I
Net asset value and redemption price per share, $4,028,044 / 367,487 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.96

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends	$59,968
Interest	245

Total income	60,213

EXPENSES
Professional fees	20,863
Investment advisory fees	10,489
Printing and mailing expenses	10,403
Registration and filing fees	9,750
Transfer agent fees	4,923
Administrative fees	3,147
Custodian fees	2,175
Trustees’ fees	159
Miscellaneous	2,977

Gross expenses	64,886
Less: Waiver from investment adviser	(13,636)
Reimbursement from investment adviser	(39,965)

Net expenses	11,285

NET INVESTMENT INCOME (LOSS)	48,928

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	14,408
Net change in unrealized appreciation (depreciation) on investments in securities	(491,385)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(476,977)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(428,049)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$48,928	$64,588
Net realized gain (loss)	14,408	6,331
Net change in unrealized appreciation (depreciation)	(491,385)	351,616

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(428,049)	422,535

Distributions to shareholders:
Class I	(78,113)	(68,399)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 72,693 and 71,724 shares, respectively ]	877,225	832,237
Capital shares issued in reinvestment of dividends [ 1,789 and 557 shares, respectively ]	21,589	5,899
Capital shares repurchased [ (39,362) and (8,837) shares, respectively ]	(370,043)	(102,332)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	528,771	735,804

TOTAL INCREASE (DECREASE) IN NET ASSETS	22,609	1,089,940
NET ASSETS:
Beginning of period	4,005,435	2,915,495

End of period	$4,028,044	$4,005,435

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2040 FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,				February 27, 2017* to October 31, 2017
Class I			2019		2018
Net asset value, beginning of period	$12.05		$10.84		$10.89		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.14		0.22		0.20		0.11
Net realized and unrealized gain (loss)	(1.01)		1.24		(0.06)		0.78

Total from investment operations	(0.87)		1.46		0.14		0.89

Less distributions:
Dividends from net investment income	(0.21)		(0.20)		(0.18)		—
Distributions from net realized gains	(0.01)		(0.05)		(0.01)		—

Total dividends and distributions	(0.22)		(0.25)		(0.19)		—

Net asset value, end of period	$10.96		$12.05		$10.84		$10.89

Total return (b)	(7.34)%		13.79%		1.26%		8.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,028		$4,005		$2,915		$2,722
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.54	%**(j)	0.53	%(k)	0.53	%(k)	0.53	%(k)
Before waivers and reimbursements (a)(f)	3.10%		4.57%		5.31%		5.28%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.34%		1.96%		1.80%		1.57	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.22)%		(2.08)%		(2.99)%		(3.18	)%(l)
Portfolio turnover rate^	12	%(z)	3%		2%		1	%(z)
*	Commencement of Operations.
**	Includes excise tax expense of 0.01%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.66%.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2045 FUND (Unaudited)

INVESTMENT ADVISER

➢	Equitable Investment Management

PERFORMANCE RESULTS

Total Returns as of 4/30/20

	6 Months	1 Year	Since Incept.
Fund – Class I Shares*	(8.19)%	(4.01)%	4.79%
S&P Target Date 2045 Index	(7.73)	(4.87)	4.38

* Date of inception 2/27/17. Returns for periods less than one year are not annualized. Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

As of March 1, 2020, the gross expense ratio for Class I share was 3.64% The net expense ratio for Class I share was 0.65%. The net expense ratio reflect the Adviser’s decision to contractually limit expenses through April 30, 2021. Fund Performance may also reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower.

In addition, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Overview

Against the backdrop of an extreme shock to the financial markets, resulting in a substantial first-quarter drop in equity prices and a rally in safe-haven bond markets, the Fund’s holdings performed in line with the relevant asset classes and market sectors.

Fund Highlights

The Fund’s Class I shares returned -8.19% for the six-month period ended April 30, 2020. The Fund’s benchmark, the S&P Target Date 2045 Index, returned -7.73%.

What helped performance during the six-month period ended April 30, 2020:

•	The Fund benefited from its lack of holdings in the real estate sector, which was down about 25% for the six-month period.

•	Among equity holdings, an overweighting in large-cap growth stocks helped performance compared to the broader market, as these securities held up better during the downdraft.

•	The Fund’s fixed-income holdings outperformed compared to those of the benchmark, adding positively to relative performance.

What hurt performance during the six-month period ended April 30, 2020:

•	The Fund’s overweighted position relative to the benchmark in equities detracted from performance, as the asset class underperformed relative to bonds.

•	Within equity holdings, stock selection hurt performance, especially within the U.S. large-cap sector.

Outlook

The Fund maintains a neutral outlook on the markets. The Fund’s investments are aimed at a specific retirement target date and are guided by a strategic risk-management discipline that automatically shifts the allocation to anticipate an investor’s risk tolerance at different stages of life.

Table by Asset Class (as a percentage of Total Investments in Securities) As of April 30, 2020
Equity	86.1%
Fixed Income	13.9

Top 10 Holdings (as a percentage of Total Investments in Securities) As of April 30, 2020
iShares Core S&P Total US Stock Market ETF	31.0%
iShares Core U.S. Aggregate Bond ETF	11.8
iShares Core MSCI EAFE ETF	10.6
iShares Edge MSCI Min Vol USA ETF	9.9
Invesco S&P 500 Low Volatility ETF	9.6
iShares Edge MSCI Min Vol EAFE ETF	5.4
Invesco S&P International Developed Low Volatility ETF	5.2
Invesco S&P MidCap Low Volatility ETF	5.1
Invesco S&P SmallCap Low Volatility ETF	2.6
iShares Core MSCI Emerging Markets ETF	2.4

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2020 and held for the entire six-month period.

1290 RETIREMENT 2045 FUND (Unaudited)

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/19	Ending Account Value 4/30/20	Expenses Paid During Period* 11/1/19 - 4/30/20
Class I
Actual	$1,000.00	$918.10	$2.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.19	2.70

* Expenses are equal to the Fund’s Class I shares annualized expense ratio of 0.54%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2045 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (85.5%)
Invesco S&P 500 Low Volatility ETF	13,000	$649,220
Invesco S&P Emerging Markets Low Volatility ETF	3,470	65,028
Invesco S&P International Developed Low Volatility ETF	12,970	347,596
Invesco S&P MidCap Low Volatility ETF	8,190	346,765
Invesco S&P SmallCap Low Volatility ETF	4,920	172,889
iShares Core MSCI EAFE ETF	13,460	713,784
iShares Core MSCI Emerging Markets ETF	3,700	161,542
iShares Core S&P Total US Stock Market ETF	32,270	2,089,805
iShares Edge MSCI Min Vol EAFE ETF	5,610	361,452
iShares Edge MSCI Min Vol Emerging Markets ETF	1,780	90,032
iShares Edge MSCI Min Vol USA ETF	11,260	665,128
SPDR SSGA US Small Cap Low Volatility Index ETF	1,870	137,913

Total Equity		5,801,154

Fixed Income (13.8%)
iShares Core U.S. Aggregate Bond ETF	6,780	793,938
iShares TIPS Bond ETF	1,150	139,506

Total Fixed Income		933,444

Total Investments in Securities (99.3%) (Cost $6,603,418)		6,734,598
Other Assets Less Liabilities (0.7%)		48,022

Net Assets (100%)		$6,782,620

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$6,734,598	$—	$—	$6,734,598

Total Assets	$6,734,598	$—	$—	$6,734,598

Total Liabilities	$—	$—	$—	$—

Total	$6,734,598	$—	$—	$6,734,598

The Fund held no derivatives contracts during the six months ended April 30, 2020.

Investment security transactions for the six months ended April 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,880,297
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$229,882

As of April 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$350,661
Aggregate gross unrealized depreciation	(219,927)

Net unrealized appreciation	$130,734

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,603,864

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2045 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $6,603,418)	$6,734,598
Cash	52,162
Prepaid registration and filing fees	14,588
Receivable from investment adviser	6,236
Receivable for Fund shares sold	645
Dividends, interest and other receivables	28

Total assets	6,808,257

LIABILITIES
Transfer agent fees payable	246
Trustees’ fees payable	4
Accrued expenses	25,387

Total liabilities	25,637

NET ASSETS	$6,782,620

Net assets were comprised of:
Paid in capital	$6,582,812
Total distributable earnings (loss)	199,808

Net assets	$6,782,620

Class I
Net asset value and redemption price per share, $6,782,620 / 617,709 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.98

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends	$84,642
Interest	337

Total income	84,979

EXPENSES
Professional fees	21,599
Investment advisory fees	14,810
Printing and mailing expenses	10,829
Registration and filing fees	9,828
Transfer agent fees	4,987
Administrative fees	4,443
Custodian fees	2,262
Trustees’ fees	223
Miscellaneous	3,357

Gross expenses	72,338
Less: Waiver from investment adviser	(19,253)
Reimbursement from investment adviser	(37,204)

Net expenses	15,881

NET INVESTMENT INCOME (LOSS)	69,098

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	40,853
Net change in unrealized appreciation (depreciation) on investments in securities	(518,466)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(477,613)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(408,515)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$69,098	$90,582
Net realized gain (loss)	40,853	422
Net change in unrealized appreciation (depreciation)	(518,466)	506,810

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(408,515)	597,814

Distributions to shareholders:
Class I	(106,681)	(75,322)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 179,424 and 117,575 shares, respectively ]	1,957,764	1,356,581
Capital shares issued in reinvestment of dividends [ 4,128 and 2,113 shares, respectively ]	50,406	22,572
Capital shares repurchased [ (28,428) and (8,569) shares, respectively ]	(345,218)	(100,710)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,662,952	1,278,443

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,147,756	1,800,935
NET ASSETS:
Beginning of period	5,634,864	3,833,929

End of period	$6,782,620	$5,634,864

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2045 FUND

FINANCIAL HIGHLIGHTS

Class I	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,				February 27, 2017* to October 31, 2017
			2019		2018
Net asset value, beginning of period	$12.18		$10.91		$10.93		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.14		0.23		0.20		0.11
Net realized and unrealized gain (loss)	(1.12)		1.25		(0.03)		0.82

Total from investment operations	(0.98)		1.48		0.17		0.93

Less distributions:
Dividends from net investment income	(0.22)		(0.18)		(0.18)		—
Distributions from net realized gains	—	#	(0.03)		(0.01)		—

Total dividends and distributions	(0.22)		(0.21)		(0.19)		—

Net asset value, end of period	$10.98		$12.18		$10.91		$10.93

Total return (b)	(8.19)%		13.85%		1.53%		9.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,783		$5,635		$3,834		$2,741
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.54	%**(j)	0.53	%(k)	0.53	%(k)	0.52	%(k)
Before waivers and reimbursements (a)(f)	2.45%		3.51%		4.91%		5.29%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.34%		1.97%		1.76%		1.55	%(l)
Before waivers and reimbursements (a)(f)(x)	0.43%		(1.01)%		(2.62)%		(3.22	)%(l)
Portfolio turnover rate^	4	%(z)	1%		2%		1	%(z)
*	Commencement of Operations.
**	Includes excise tax expense of 0.01%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.66%.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2050 FUND (Unaudited)

INVESTMENT ADVISER

➢	Equitable Investment Management

PERFORMANCE RESULTS

Total Returns as of 4/30/20

	6 Months	1 Year	Since Incept.
Fund – Class I Shares*	(9.38)%	(5.28)%	4.64%
S&P Target Date 2050 Index	(7.95)	(5.19)	4.39

* Date of inception 2/27/17. Returns for periods less than one year are not annualized. Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

As of March 1, 2020, the gross expense ratio for Class I share was 4.65% The net expense ratio for Class I share was 0.65%. The net expense ratio reflect the Adviser’s decision to contractually limit expenses through April 30, 2021. Fund Performance may also reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower.

In addition, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Overview

Against the backdrop of an extreme shock to the financial markets, resulting in a substantial first-quarter drop in equity prices and a rally in safe-haven bond markets, the Fund underperformed its benchmark.

Fund Highlights

The Fund’s Class I shares returned -9.38% for the six-month period ended April 30, 2020. The Fund’s benchmark, the S&P Target Date 2050 Index, returned -7.95%.

What helped performance during the six-month period ended April 30, 2020:

•	The Fund benefited from its lack of holdings in the real estate sector, which was down about 25% for the six-month period.

•	Among equity holdings, an overweighting in large-cap growth stocks helped performance compared to the broader market, as these securities held up better during the downdraft.

•	The Fund’s fixed-income holdings outperformed compared to those of the benchmark, adding positively to relative performance.

What hurt performance during the six-month period ended April 30, 2020:

•	The Fund’s overweighted position relative to the benchmark in equities detracted from performance, as the asset class underperformed relative to bonds.

•	Within equity holdings, stock selection hurt performance, especially within the U.S. large-cap sector.

Outlook

The Fund maintains a neutral outlook on the markets. The Fund’s investments are aimed at a specific retirement target date and are guided by a strategic risk-management discipline that automatically shifts the allocation to anticipate an investor’s risk tolerance at different stages of life.

Table by Asset Class (as a percentage of Total Investments in Securities) As of April 30, 2020
Equity	91.0%
Fixed Income	9.0

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of April 30, 2020
iShares Core S&P Total US Stock Market ETF	32.6%
iShares Core MSCI EAFE ETF	11.2
iShares Edge MSCI Min Vol USA ETF	10.5
Invesco S&P 500 Low Volatility ETF	10.3
iShares Core U.S. Aggregate Bond ETF	7.7
Invesco S&P MidCap Low Volatility ETF	5.6
iShares Edge MSCI Min Vol EAFE ETF	5.4
Invesco S&P International Developed Low Volatility ETF	5.3
Invesco S&P SmallCap Low Volatility ETF	2.9
iShares Core MSCI Emerging Markets ETF	2.6

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2020 and held for the entire six-month period.

1290 RETIREMENT 2050 FUND (Unaudited)

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/19	Ending Account Value 4/30/20	Expenses Paid During Period* 11/1/19 - 4/30/20
Class I
Actual	$1,000.00	$906.20	$2.53
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.21	2.68

* Expenses are equal to the Fund’s Class I shares annualized expense ratio of 0.53%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2050 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (90.5%)
Invesco S&P 500 Low Volatility ETF	8,260	$412,504
Invesco S&P Emerging Markets Low Volatility ETF	2,380	44,601
Invesco S&P International Developed Low Volatility ETF	7,940	212,792
Invesco S&P MidCap Low Volatility ETF	5,250	222,285
Invesco S&P SmallCap Low Volatility ETF	3,290	115,611
iShares Core MSCI EAFE ETF	8,460	448,634
iShares Core MSCI Emerging Markets ETF	2,380	103,911
iShares Core S&P Total US Stock Market ETF	20,170	1,306,209
iShares Edge MSCI Min Vol EAFE ETF	3,380	217,773
iShares Edge MSCI Min Vol Emerging Markets ETF	1,030	52,098
iShares Edge MSCI Min Vol USA ETF	7,150	422,351
SPDR SSGA US Small Cap Low Volatility Index ETF	1,180	87,025

Total Equity		3,645,794

Fixed Income (8.9%)
iShares Core U.S. Aggregate Bond ETF	2,640	309,144
iShares TIPS Bond ETF	420	50,950

Total Fixed Income		360,094

Total Investments in Securities (99.4%) (Cost $3,983,934)		4,005,888
Other Assets Less Liabilities (0.6%)		23,842

Net Assets (100%)		$4,029,730

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$4,005,888	$—	$—	$4,005,888

Total Assets	$4,005,888	$—	$—	$4,005,888

Total Liabilities	$—	$—	$—	$—

Total	$4,005,888	$—	$—	$4,005,888

The Fund held no derivatives contracts during the six months ended April 30, 2020.

Investment security transactions for the six months ended April 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,578,020
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$765,788

As of April 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$183,408
Aggregate gross unrealized depreciation	(161,454)

Net unrealized appreciation	$21,954

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,983,934

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2050 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $3,983,934)	$4,005,888
Cash	26,070
Prepaid registration and filing fees	14,495
Receivable from investment adviser	6,942
Receivable for Fund shares sold	1,376
Dividends, interest and other receivables	13

Total assets	4,054,784

LIABILITIES
Accrued professional fees	23,629
Transfer agent fees payable	747
Trustees’ fees payable	12
Accrued expenses	666

Total liabilities	25,054

NET ASSETS	$4,029,730

Net assets were comprised of:
Paid in capital	$3,998,638
Total distributable earnings (loss)	31,092

Net assets	$4,029,730

Class I
Net asset value and redemption price per share, $4,029,730 / 370,506 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.88

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends	$56,697
Interest	258

Total income	56,955

EXPENSES
Professional fees	20,751
Printing and mailing expenses	10,337
Investment advisory fees	9,901
Registration and filing fees	9,749
Transfer agent fees	4,923
Administrative fees	2,971
Custodian fees	2,113
Trustees’ fees	150
Miscellaneous	3,006

Gross expenses	63,901
Less: Waiver from investment adviser	(12,872)
Reimbursement from investment adviser	(40,483)

Net expenses	10,546

NET INVESTMENT INCOME (LOSS)	46,409

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(8,888)
Net change in unrealized appreciation (depreciation) on investments in securities	(537,263)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(546,151)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(499,742)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$46,409	$65,387
Net realized gain (loss)	(8,888)	6,188
Net change in unrealized appreciation (depreciation)	(537,263)	370,029

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(499,742)	441,604

Distributions to shareholders:
Class I	(76,047)	(70,591)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 143,141 and 29,945 shares, respectively ]	1,619,804	343,550
Capital shares issued in reinvestment of dividends [ 1,323 and 756 shares, respectively ]	16,247	8,091
Capital shares repurchased [ (80,111) and (4,097) shares, respectively ]	(777,181)	(44,001)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	858,870	307,640

TOTAL INCREASE (DECREASE) IN NET ASSETS	283,081	678,653
NET ASSETS:
Beginning of period	3,746,649	3,067,996

End of period	$4,029,730	$3,746,649

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2050 FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,				February 27, 2017* to October 31, 2017
Class I			2019		2018
Net asset value, beginning of period	$12.24		$10.97		$10.98		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.14		0.22		0.20		0.11
Net realized and unrealized gain (loss)	(1.26)		1.30		(0.02)		0.87

Total from investment operations	(1.12)		1.52		0.18		0.98

Less distributions:
Dividends from net investment income	(0.22)		(0.20)		(0.18)		—
Distributions from net realized gains	(0.02)		(0.05)		(0.01)		—

Total dividends and distributions	(0.24)		(0.25)		(0.19)		—

Net asset value, end of period	$10.88		$12.24		$10.97		$10.98

Total return (b)	(9.38)%		14.18%		1.63%		9.80%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,030		$3,747		$3,068		$2,744
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.53	%**(j)	0.52	%(k)	0.52	%(k)	0.52	%(k)
Before waivers and reimbursements (a)(f)	3.23%		4.52%		5.20%		5.26%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.35%		1.96%		1.77%		1.54	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.35)%		(2.03)%		(2.90)%		(3.20	)%(l)
Portfolio turnover rate^	19	%(z)	2%		2%		1	%(z)
*	Commencement of Operations.
**	Includes excise tax expense of 0.01%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.66%.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2055 FUND (Unaudited)

INVESTMENT ADVISER

➢	Equitable Investment Management

PERFORMANCE RESULTS

Total Returns as of 4/30/20

	6 Months	1 Year	Since Incept.
Fund – Class I Shares*	(10.66)%	(6.64)%	4.41%
S&P Target Date 2055 Index	(8.17)	(5.38)	4.36

* Date of inception 2/27/17. Returns for periods less than one year are not annualized. Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

As of March 1, 2020, the gross expense ratio for Class I share was 4.87% The net expense ratio for Class I share was 0.65%. The net expense ratio reflect the Adviser’s decision to contractually limit expenses through April 30, 2021. Fund Performance may also reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower.

In addition, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Overview

Against the backdrop of an extreme shock to the financial markets, resulting in a substantial first-quarter drop in equity prices and a rally in safe-haven bond markets, the Fund underperformed its benchmark.

Fund Highlights

The Fund’s Class I shares returned -10.66% for the six-month period ended April 30, 2020. The Fund’s benchmark, the S&P Target Date 2055 Index, returned -8.17%.

What helped performance during the six-month period ended April 30, 2020:

•	The Fund benefited from its lack of holdings in the real estate sector, which was down about 25% for the six-month period.

•	Among equity holdings, an overweighting in large-cap growth stocks helped performance compared to the broader market, as these securities held up better during the downdraft.

•	The Fund’s fixed-income holdings outperformed compared to those of the benchmark, adding positively to relative performance.

What hurt performance during the six-month period ended April 30, 2020:

•	The Fund’s overweighted position relative to the benchmark in equities detracted from performance, as the asset class underperformed relative to bonds.

•	Within equity holdings, stock selection hurt performance, especially within the U.S. large-cap sector.

Outlook

The Fund maintains a neutral outlook on the markets. The Fund’s investments are aimed at a specific retirement target date and are guided by a strategic risk-management discipline that automatically shifts the allocation to anticipate an investor’s risk tolerance at different stages of life.

Table by Asset Class (as a percentage of Total Investments in Securities) As of April 30, 2020
Equity	96.0%
Fixed Income	4.0

Top 10 Holdings (as a percentage of Total Investments in Securities) As of April 30, 2020
iShares Core S&P Total US Stock Market ETF	33.9%
iShares Core MSCI EAFE ETF	11.6
iShares Edge MSCI Min Vol USA ETF	11.6
Invesco S&P 500 Low Volatility ETF	11.6
Invesco S&P MidCap Low Volatility ETF	5.7
iShares Edge MSCI Min Vol EAFE ETF	5.7
Invesco S&P International Developed Low Volatility ETF	5.6
iShares Core U.S. Aggregate Bond ETF	3.4
Invesco S&P SmallCap Low Volatility ETF	3.0
iShares Core MSCI Emerging Markets ETF	2.5

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2020 and held for the entire six-month period.

1290 RETIREMENT 2055 FUND (Unaudited)

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/19	Ending Account Value 4/30/20	Expenses Paid During Period* 11/1/19 - 4/30/20
Class I
Actual	$1,000.00	$893.40	$2.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.22	2.68

* Expenses are equal to the Fund’s Class I shares annualized expense ratio of 0.53%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2055 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (95.2%)
Invesco S&P 500 Low Volatility ETF	8,060	$402,516
Invesco S&P Emerging Markets Low Volatility ETF	2,130	39,916
Invesco S&P International Developed Low Volatility ETF	7,230	193,764
Invesco S&P MidCap Low Volatility ETF	4,730	200,268
Invesco S&P SmallCap Low Volatility ETF	2,960	104,014
iShares Core MSCI EAFE ETF	7,610	403,558
iShares Core MSCI Emerging Markets ETF	1,990	86,884
iShares Core S&P Total US Stock Market ETF	18,220	1,179,927
iShares Edge MSCI Min Vol EAFE ETF	3,100	199,733
iShares Edge MSCI Min Vol Emerging Markets ETF	950	48,051
iShares Edge MSCI Min Vol USA ETF	6,820	402,858
SPDR SSGA US Small Cap Low Volatility Index ETF	1,070	78,913

Total Equity		3,340,402

Fixed Income (4.0%)
iShares Core U.S. Aggregate Bond ETF	1,010	118,271
iShares TIPS Bond ETF	180	21,836

Total Fixed Income		140,107

Total Investments in Securities (99.2%) (Cost $3,317,193)		3,480,509
Other Assets Less Liabilities (0.8%)		26,803

Net Assets (100%)		$3,507,312

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$3,480,509	$—	$—	$3,480,509

Total Assets	$3,480,509	$—	$—	$3,480,509

Total Liabilities	$—	$—	$—	$—

Total	$3,480,509	$—	$—	$3,480,509

The Fund held no derivatives contracts during the six months ended April 30, 2020.

Investment security transactions for the six months ended April 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$427,407
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$112,117

As of April 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$283,783
Aggregate gross unrealized depreciation	(120,753)

Net unrealized appreciation	$163,030

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,317,479

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2055 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $3,317,193)	$3,480,509
Cash	28,448
Prepaid registration and filing fees	14,486
Receivable from investment adviser	7,049
Receivable for Fund shares sold	1,692
Dividends, interest and other receivables	2

Total assets	3,532,186

LIABILITIES
Accrued professional fees	23,526
Transfer agent fees payable	745
Trustees’ fees payable	13
Accrued expenses	590

Total liabilities	24,874

NET ASSETS	$3,507,312

Net assets were comprised of:
Paid in capital	$3,304,789
Total distributable earnings (loss)	202,523

Net assets	$3,507,312

Class I
Net asset value and redemption price per share, $3,507,312 / 324,849 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.80

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends	$51,829
Interest	185

Total income	52,014

EXPENSES
Professional fees	20,538
Printing and mailing expenses	10,220
Registration and filing fees	9,735
Investment advisory fees	8,721
Transfer agent fees	4,923
Administrative fees	2,617
Custodian fees	2,117
Trustees’ fees	135
Miscellaneous	2,955

Gross expenses	61,961
Less: Waiver from investment adviser	(11,338)
Reimbursement from investment adviser	(41,356)

Net expenses	9,267

NET INVESTMENT INCOME (LOSS)	42,747

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	23,347
Net change in unrealized appreciation (depreciation) on investments in securities	(402,950)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(379,603)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(336,856)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$42,747	$61,461
Net realized gain (loss)	23,347	3,941
Net change in unrealized appreciation (depreciation)	(402,950)	355,603

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(336,856)	421,005

Distributions to shareholders:
Class I	(68,507)	(69,041)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 46,888 and 23,882 shares, respectively ]	477,438	280,169
Capital shares issued in reinvestment of dividends [ 752 and 376 shares, respectively ]	9,307	4,042
Capital shares repurchased [ (10,576) and (777) shares, respectively ]	(119,356)	(9,079)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	367,389	275,132

TOTAL INCREASE (DECREASE) IN NET ASSETS	(37,974)	627,096
NET ASSETS:
Beginning of period	3,545,286	2,918,190

End of period	$3,507,312	$3,545,286

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2055 FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,				February 27, 2017* to October 31, 2017
Class I			2019		2018
Net asset value, beginning of period	$12.32		$11.04		$11.02		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.14		0.22		0.20		0.11
Net realized and unrealized gain (loss)	(1.42)		1.32		0.01	†	0.91

Total from investment operations	(1.28)		1.54		0.21		1.02

Less distributions:
Dividends from net investment income	(0.23)		(0.21)		(0.18)		—
Distributions from net realized gains	(0.01)		(0.05)		(0.01)		—

Total dividends and distributions	(0.24)		(0.26)		(0.19)		—

Net asset value, end of period	$10.80		$12.32		$11.04		$11.02

Total return (b)	(10.66)%		14.29%		1.90%		10.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,507		$3,545		$2,918		$2,755
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.53	%**(j)	0.52	%(k)	0.52	%(k)	0.52	%(k)
Before waivers and reimbursements (a)(f)	3.56%		4.74%		5.27%		5.25%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.45%		1.95%		1.73%		1.53	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.57)%		(2.27)%		(3.02)%		(3.21	)%(l)
Portfolio turnover rate^	3	%(z)	2%		2%		1	%(z)
*	Commencement of Operations.
**	Includes excise tax expense of 0.01%.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.66%.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2060 FUND (Unaudited)

INVESTMENT ADVISER

➢	Equitable Investment Management

PERFORMANCE RESULTS

Total Returns as of 4/30/20

	6 Months	1 Year	Since Incept.
Fund – Class I Shares*	(10.93)%	(6.95)%	4.44%
S&P Target Date 2060+ Index	(8.05)	(5.26)	4.51

* Date of inception 2/27/17. Returns for periods less than one year are not annualized. Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

As of March 1, 2020, the gross expense ratio for Class I share was 4.96% The net expense ratio for Class I share was 0.65%. The net expense ratio reflect the Adviser’s decision to contractually limit expenses through April 30, 2021. Fund Performance may also reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower.

In addition, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Overview

Against the backdrop of an extreme shock to the financial markets, resulting in a substantial first-quarter drop in equity prices and a rally in safe-haven bond markets, the Fund underperformed its benchmark.

Fund Highlights

The Fund’s Class I shares returned -10.93% for the six-month period ended April 30, 2020. The Fund’s benchmark, the S&P Target Date 2060+ Index, returned -8.05%.

What helped performance during the six-month period ended April 30, 2020:

•	The Fund benefited from its lack of holdings in the real estate sector, which was down about 25% for the six-month period.

•	Among equity holdings, an overweighting in large-cap growth stocks helped performance compared to the broader market, as these securities held up better during the downdraft.

What hurt performance during the six-month period ended April 30, 2020:

•	The Fund’s overweighted position relative to the benchmark in equities detracted from performance, as the asset class underperformed relative to bonds.

•	Within equity holdings, stock selection hurt performance, especially within the U.S. large-cap sector.

Outlook

The Fund maintains a neutral outlook on the markets. The Fund’s investments are aimed at a specific retirement target date and are guided by a strategic risk-management discipline that automatically shifts the allocation to anticipate an investor’s risk tolerance at different stages of life.

Table by Asset Class (as a percentage of Total Investments in Securities)

As of April 30, 2020
Equity	100.0%

Top 10 Holdings (as a percentage of Total Investments in Securities)
As of April 30, 2020
iShares Core S&P Total US Stock Market ETF	36.1%
iShares Core MSCI EAFE ETF	12.4
iShares Edge MSCI Min Vol USA ETF	11.7
Invesco S&P 500 Low Volatility ETF	11.1
iShares Edge MSCI Min Vol EAFE ETF	6.5
Invesco S&P MidCap Low Volatility ETF	5.8
Invesco S&P International Developed Low Volatility ETF	5.6
Invesco S&P SmallCap Low Volatility ETF	2.8
iShares Core MSCI Emerging Markets ETF	2.7
SPDR SSGA US Small Cap Low Volatility Index ETF	2.6
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2020 and held for the entire six-month period.

1290 RETIREMENT 2060 FUND (Unaudited)

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/19	Ending Account Value 4/30/20	Expenses Paid During Period* 11/1/19 - 4/30/20
Class I
Actual	$1,000.00	$ 890.70	$2.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.22	2.68

* Expenses are equal to the Fund’s Class I shares annualized expense ratio of 0.53%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2060 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (99.3%)
Invesco S&P 500 Low Volatility ETF	7,300	$364,562
Invesco S&P Emerging Markets Low Volatility ETF	2,200	41,228
Invesco S&P International Developed Low Volatility ETF	6,820	182,776
Invesco S&P MidCap Low Volatility ETF	4,530	191,800
Invesco S&P SmallCap Low Volatility ETF	2,620	92,067
iShares Core MSCI EAFE ETF	7,660	406,210
iShares Core MSCI Emerging Markets ETF	2,070	90,376
iShares Core S&P Total US Stock Market ETF	18,320	1,186,403
iShares Edge MSCI Min Vol EAFE ETF	3,310	213,263
iShares Edge MSCI Min Vol Emerging Markets ETF	900	45,522
iShares Edge MSCI Min Vol USA ETF	6,520	385,137
SPDR SSGA US Small Cap Low Volatility Index ETF	1,160	85,550

Total Investments in Securities (99.3%) (Cost $3,156,746)		3,284,894
Other Assets Less Liabilities (0.7%)		24,757

Net Assets (100%)		$3,309,651

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$3,284,894	$—	$—	$3,284,894

Total Assets	$3,284,894	$—	$—	$3,284,894

Total Liabilities	$—	$—	$—	$—

Total	$3,284,894	$—	$—	$3,284,894

The Fund held no derivatives contracts during the six months ended April 30, 2020.

Investment security transactions for the six months ended April 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$351,663
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$119,354

As of April 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$256,094
Aggregate gross unrealized depreciation	(127,946)

Net unrealized appreciation	$128,148

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,156,746

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2060 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $3,156,746)	$3,284,894
Cash	27,371
Prepaid registration and filing fees	14,483
Receivable from investment adviser	7,104
Receivable for Fund shares sold	312
Other assets	1

Total assets	3,334,165

LIABILITIES
Accrued professional fees	23,522
Transfer agent fees payable	515
Trustees’ fees payable	11
Accrued expenses	466

Total liabilities	24,514

NET ASSETS	$3,309,651

Net assets were comprised of:
Paid in capital	$3,153,587
Total distributable earnings (loss)	156,064

Net assets	$3,309,651

Class I
Net asset value and redemption price per share, $3,309,651 / 305,757 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.82

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends	$52,777
Interest	200

Total income	52,977

EXPENSES
Professional fees	20,539
Printing and mailing expenses	10,218
Registration and filing fees	9,735
Investment advisory fees	8,710
Transfer agent fees	4,923
Administrative fees	2,613
Custodian fees	2,074
Trustees’ fees	135
Miscellaneous	3,002

Gross expenses	61,949
Less: Waiver from investment adviser	(11,323)
Reimbursement from investment adviser	(41,373)

Net expenses	9,253

NET INVESTMENT INCOME (LOSS)	43,724

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	10,872
Net change in unrealized appreciation (depreciation) on investments in securities	(445,470)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(434,598)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(390,874)

STATEMENT OF CHANGES IN NET ASSETS	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$43,724	$59,624
Net realized gain (loss)	10,872	5,740
Net change in unrealized appreciation (depreciation)	(445,470)	352,798

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(390,874)	418,162

Distributions to shareholders:
Class I	(69,322)	(65,105)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 36,864 and 24,271 shares, respectively ]	421,033	286,685
Capital shares issued in reinvestment of dividends [ 796 and 242 shares, respectively ]	9,897	2,604
Capital shares repurchased [ (13,854) and (1,648) shares, respectively ]	(151,239)	(19,043)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	279,691	270,246

TOTAL INCREASE (DECREASE) IN NET ASSETS	(180,505)	623,303
NET ASSETS:
Beginning of period	3,490,156	2,866,853

End of period	$3,309,651	$3,490,156

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2060 FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,				February 27, 2017* to October 31, 2017
Class I			2019		2018
Net asset value, beginning of period	$12.38		$11.07		$11.03		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.15		0.22		0.20		0.11
Net realized and unrealized gain (loss)	(1.47)		1.34		0.03		0.92

Total from investment operations	(1.32)		1.56		0.23		1.03

Less distributions:
Dividends from net investment income	(0.22)		(0.21)		(0.18)		—
Distributions from net realized gains	(0.02)		(0.04)		(0.01)		—

Total dividends and distributions	(0.24)		(0.25)		(0.19)		—

Net asset value, end of period	$10.82		$12.38		$11.07		$11.03

Total return (b)	(10.93)%		14.43%		2.09%		10.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,310		$3,490		$2,867		$2,758
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.53	%**(j)	0.52	%(k)	0.52	%(k)	0.52	%(k)
Before waivers and reimbursements (a)(f)	3.56%		4.83%		5.27%		5.25%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.51%		1.93%		1.73%		1.52	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.52)%		(2.39)%		(3.02)%		(3.21	)%(l)
Portfolio turnover rate^	3	%(z)	2%		2%		1	%(z)
*	Commencement of Operations.
**	Includes excise tax expense of 0.01%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.66%.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 SMARTBETA EQUITY FUND (Unaudited)

INVESTMENT ADVISER

➢	Equitable Investment Management

INVESTMENT SUB-ADVISER

➢	AXA Rosenberg Investment Management LLC

PERFORMANCE RESULTS

Total Returns as of 4/30/20

		6 Months	1 Year	5 Year	Since Incept.
Fund – Class A Shares*	without Sales Charge	(7.80)%	(2.78)%	5.79%	5.86%
	with Sales Charge (a)	(12.90)	(8.15)	4.60	4.77
Fund – Class I Shares*		(7.65)	(2.47)	6.06	6.13
Fund – Class R Shares*		(7.89)	(3.00)	5.54	5.60
Fund – Class T Shares*†	without Sales Charge	(7.65)	(2.47)	6.06	6.13
	with Sales Charge (b)	(9.94)	(4.87)	5.53	5.64
MSCI World (Net) Index		(7.29)	(4.00)	4.92	5.35

*  Date of inception 11/12/14.

†   Class T Shares currently are not offered for sale.

(a)   A 5.50% front-end sales charge was deducted.

(b)   A 2.50% front-end sales charge was deducted.

     Returns for periods less than one year are not annualized Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

As of March 1, 2020, the gross expense ratios for Class A, I, R and T shares were 2.26%, 2.02%, 2.52% and 2.27%, respectively. The net expense ratios for Class A, I, R and T shares were 1.15%, 0.90%, 1.40% and 1.15%, respectively. The net expense ratios reflect the Adviser’s decision to contractually limit expenses through April 30, 2021. Fund Performance may also reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower.

In addition, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Overview — AXA Rosenberg Investment Management LLC

Equity markets began the period strongly amid optimism that a ‘Phase One’ deal between the U.S. and China could be a step towards the resolution of their protracted trade war. As the period progressed, however, growing concerns about the spread of a deadly coronavirus in and beyond mainland China – declared a ‘global emergency’ and later a ‘pandemic’ by the World Health Organization – caused a sharp shift in investor sentiment. In a bid to contain the virus, governments around the world enacted extraordinary measures to lock-down their citizens, halting economic activity across many sectors. With fears about the financial impact of the virus mounting, equity markets suffered steep losses and volatility spiked to record highs. Investor sentiment was further weakened by an oil price war between Russia and Saudi Arabia, causing crude prices to fall to multi-year lows. Central bank and government measures to support, stimulate and safeguard their economies and financial markets fueled a rally late in the period, yet stock markets still ended sharply lower.

Fund Highlights

The Fund’s Class I shares returned -7.65% for the six-month period ended April 30, 2020. The Fund’s benchmark, the MSCI All Country World Index, returned -12.43%. Although the strong rallies in equity markets at the beginning and end of the reporting period were challenging for the Fund, it provided protection during the market volatility in between. This performance profile is in line with our expectations given the Fund’s defensive approach.

What helped performance during the six-month period ended April 30, 2020:

•	The Fund’s emphasis on companies with less volatile share prices helped relative performance, especially during the sharp sell-off in the market.

•

In addition to its emphasis on lower volatility stocks, the Fund’s focus on higher quality companies – those with more stable fundamentals – also proved beneficial. Firms with these attributes performed relatively well during the whole period.

•	Having a lower-than-benchmark allocation to the embattled energy sector also helped performance as oil prices slumped to multi-year lows.

What hurt performance during the six-month period ended April 30, 2020:

•	As in recent periods, the Fund’s diversification away from the largest stocks in the benchmark detracted from relative returns, given mega caps’ ongoing outperformance.

1290 SMARTBETA EQUITY FUND (Unaudited)

•	The above was especially evident in technology and consumer-technology related areas of the market, where stock selection proved particularly challenged.

•	Stock selection in the real estate sector also hurt returns.

Sector Weightings as of April 30, 2020	% of Net Assets
Financials	18.9%
Health Care	14.4
Information Technology	14.1
Industrials	13.1
Consumer Staples	12.1
Consumer Discretionary	6.7
Communication Services	5.3
Utilities	5.2
Real Estate	4.0
Materials	3.7
Energy	0.8
Investment Company	0.4
Cash and Other	1.3

100.0%

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A, Class R and Class T shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/19	Ending Account Value 4/30/20	Expenses Paid During Period* 11/1/19 - 4/30/20
Class A
Actual	$1,000.00	$ 922.00	$5.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.14	5.77
Class I
Actual	1,000.00	923.50	4.30
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.39	4.52
Class R
Actual	1,000.00	921.10	6.69
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.90	7.02
Class T**
Actual	1,000.00	923.50	4.30
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.39	4.52

* Expenses are equal to the Fund’s Class A, I, R and T shares annualized expense ratios of 1.15%, 0.90%, 1.40% and 0.90%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

** Class T shares currently are not offered for sale.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS

April 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.3%)
Diversified Telecommunication Services (3.0%)
AT&T, Inc.	7,137	$217,464
BCE, Inc.	1,200	48,528
Deutsche Telekom AG (Registered)	9,767	142,688
Elisa OYJ	600	36,474
Nippon Telegraph & Telephone Corp.	3,300	75,181
Swisscom AG (Registered)	201	104,557
Telenor ASA	1,900	29,197
Telia Co. AB	11,826	40,842
Verizon Communications, Inc.	4,000	229,800

		924,731

Entertainment (0.1%)
Vivendi SA	1,431	30,930

Interactive Media & Services (0.6%)
Alphabet, Inc., Class A*	141	189,885

Media (0.6%)
Comcast Corp., Class A	2,790	104,988
Omnicom Group, Inc.	800	45,624
Quebecor, Inc., Class B	2,000	43,550

		194,162

Wireless Telecommunication Services (1.0%)
KDDI Corp.	3,300	95,091
NTT DOCOMO, Inc.	2,700	79,251
Rogers Communications, Inc., Class B	2,700	113,086

		287,428

Total Communication Services		1,627,136

Consumer Discretionary (6.7%)
Auto Components (0.2%)
Bridgestone Corp.	600	18,765
Magna International, Inc.	900	35,070

		53,835

Automobiles (0.1%)
Toyota Motor Corp.	700	43,203

Hotels, Restaurants & Leisure (0.9%)
Compass Group plc	1,923	32,399
Marriott International, Inc., Class A	600	54,564
Restaurant Brands International, Inc.	500	24,391
Starbucks Corp.	800	61,384
Yum! Brands, Inc.	1,100	95,073

		267,811

Household Durables (0.8%)
Barratt Developments plc	5,408	35,400
DR Horton, Inc.	700	33,054
NVR, Inc.*	10	31,000
Panasonic Corp.	3,900	29,814
Sekisui Chemical Co. Ltd.	2,000	25,346
Sekisui House Ltd.	3,000	51,633
Sony Corp.	700	44,909

		251,156

Internet & Direct Marketing Retail (0.3%)
eBay, Inc.	1,899	75,637

Multiline Retail (0.4%)
Dollar General Corp.	300	52,590
Wesfarmers Ltd.	3,223	77,802

		130,392

Specialty Retail (2.8%)
AutoZone, Inc.*	100	102,032
Home Depot, Inc. (The)	1,300	285,779
Industria de Diseno Textil SA	2,000	51,020
Lowe’s Cos., Inc.	1,200	125,700
Nitori Holdings Co. Ltd.	100	15,318
O’Reilly Automotive, Inc.*	200	77,268
Ross Stores, Inc.	700	63,952
TJX Cos., Inc. (The)	3,000	147,150

		868,219

Textiles, Apparel & Luxury Goods (1.2%)
adidas AG	350	80,115
Gildan Activewear, Inc.	800	11,161
LVMH Moet Hennessy Louis Vuitton SE	200	77,358
NIKE, Inc., Class B	2,300	200,514

		369,148

Total Consumer Discretionary		2,059,401

Consumer Staples (12.1%)
Beverages (3.3%)
Asahi Group Holdings Ltd.	700	24,202
Brown-Forman Corp., Class B	1,100	68,420
Carlsberg A/S, Class B	200	25,247
Coca-Cola Co. (The)	6,600	302,874
Diageo plc	3,850	133,458
Heineken NV	800	68,111
Kirin Holdings Co. Ltd.	1,000	19,267
PepsiCo, Inc.	2,589	342,499
Pernod Ricard SA	200	30,517

		1,014,595

Food & Staples Retailing (2.1%)
Alimentation Couche-Tard, Inc., Class B	1,400	39,064
Costco Wholesale Corp.	827	250,581
Koninklijke Ahold Delhaize NV	800	19,442
Loblaw Cos. Ltd.	800	39,369
Metro, Inc.	1,800	74,059
Seven & i Holdings Co. Ltd.	900	29,653
Sysco Corp.	1,600	90,032
Walmart, Inc.	500	60,775
Woolworths Group Ltd.	2,200	50,705

		653,680

Food Products (2.6%)
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	83,762
Danone SA	651	45,162
General Mills, Inc.	1,600	95,824
Hershey Co. (The)	600	79,458
Hormel Foods Corp.	600	28,110
Kellogg Co.	900	58,950

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
McCormick & Co., Inc. (Non-Voting)	300	$47,052
Mondelez International, Inc., Class A	3,300	169,752
Mowi ASA	700	12,015
Nestle SA (Registered)	1,700	179,581

		799,666

Household Products (2.4%)
Church & Dwight Co., Inc.	1,000	69,990
Clorox Co. (The)	300	55,932
Essity AB, Class B*	1,257	40,841
Henkel AG & Co. KGaA (Preference) (q)	511	45,548
Kimberly-Clark Corp.	1,300	180,024
Procter & Gamble Co. (The)	3,100	365,397

		757,732

Personal Products (1.7%)
Beiersdorf AG	180	18,894
Estee Lauder Cos., Inc. (The), Class A	600	105,840
Kao Corp.	500	38,567
L’Oreal SA	407	118,447
Unilever NV	3,274	163,661
Unilever plc	1,300	67,213

		512,622

Total Consumer Staples		3,738,295

Energy (0.8%)
Oil, Gas & Consumable Fuels (0.8%)
Chevron Corp.	700	64,400
Enbridge, Inc.	1,700	52,089
Neste OYJ	1,200	42,565
TC Energy Corp.	700	32,215
TOTAL SA	1,400	50,480

Total Energy		241,749

Financials (18.9%)
Banks (5.1%)
Bank Hapoalim BM	4,000	25,701
Bank Leumi Le-Israel BM	3,000	16,289
Bank of America Corp.	5,200	125,060
Bank of Montreal	1,800	91,516
Bank of Nova Scotia (The)	3,000	120,263
Canadian Imperial Bank of Commerce	500	29,627
Citigroup, Inc.	1,700	82,552
Citizens Financial Group, Inc.	600	13,434
Commonwealth Bank of Australia	1,286	51,422
DBS Group Holdings Ltd.	3,700	51,863
Hang Seng Bank Ltd.	1,400	24,563
HSBC Holdings plc	5,815	30,029
JPMorgan Chase & Co.	300	28,728
M&T Bank Corp.	200	22,416
Mizrahi Tefahot Bank Ltd.	1,800	37,119
National Australia Bank Ltd.	4,093	44,258
National Bank of Canada	1,400	56,465
Oversea-Chinese Banking Corp. Ltd.	3,000	19,179
PNC Financial Services Group, Inc. (The)	1,200	128,004
Royal Bank of Canada	2,000	123,036
Skandinaviska Enskilda Banken AB, Class A	6,000	49,302
Svenska Handelsbanken AB, Class A*	4,000	36,950
Swedbank AB, Class A	2,600	30,686
Toronto-Dominion Bank (The)	5,000	208,916
United Overseas Bank Ltd.	1,000	14,287
US Bancorp	1,800	65,700
Westpac Banking Corp.	3,754	38,973

		1,566,338

Capital Markets (4.8%)
Ameriprise Financial, Inc.	300	34,482
ASX Ltd.	400	20,983
Bank of New York Mellon Corp. (The)	1,500	56,310
BlackRock, Inc.	300	150,612
CME Group, Inc.	700	124,747
Deutsche Boerse AG	880	136,882
FactSet Research Systems, Inc.	100	27,500
Hong Kong Exchanges & Clearing Ltd.	700	22,440
Intercontinental Exchange, Inc.	2,200	196,790
London Stock Exchange Group plc	364	34,215
Moody’s Corp.	500	121,950
Morgan Stanley	1,900	74,917
MSCI, Inc.	300	98,100
Nasdaq, Inc.	300	32,901
Northern Trust Corp.	400	31,664
S&P Global, Inc.	700	205,016
T. Rowe Price Group, Inc.	900	104,067

		1,473,576

Consumer Finance (0.7%)
American Express Co.	1,600	146,000
Capital One Financial Corp.	1,400	90,664
Isracard Ltd.	1	2

		236,666

Diversified Financial Services (0.9%)
Berkshire Hathaway, Inc., Class B*	1,500	281,040

Insurance (7.4%)
Aflac, Inc.	2,900	107,996
Allianz SE (Registered)	791	146,536
Allstate Corp. (The)	1,100	111,892
American Financial Group, Inc.	400	26,496
Aon plc	1,000	172,670
Arch Capital Group Ltd.*	600	14,418
Arthur J Gallagher & Co.	500	39,250
Assicurazioni Generali SpA	3,544	50,644
Baloise Holding AG (Registered)	210	31,474
Brown & Brown, Inc.	900	32,319
Chubb Ltd.	1,500	162,015
Cincinnati Financial Corp.	300	19,740
Hartford Financial Services Group, Inc. (The)	1,300	49,387
Insurance Australia Group Ltd.	7,676	28,446
Intact Financial Corp.	800	76,135

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Legal & General Group plc	8,000	$20,653
Loews Corp.	1,100	38,126
Manulife Financial Corp.	3,400	42,819
Markel Corp.*	30	25,975
Marsh & McLennan Cos., Inc.	2,300	223,859
Medibank Pvt Ltd.	8,700	15,272
MetLife, Inc.	1,100	39,688
MS&AD Insurance Group Holdings, Inc.	1,200	34,682
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	660	145,441
Power Corp. of Canada	1,400	22,389
Progressive Corp. (The)	1,600	123,680
Sampo OYJ, Class A	1,600	53,076
Sompo Holdings, Inc.	900	29,134
Sun Life Financial, Inc.	3,400	116,537
Swiss Re AG	411	29,698
Tokio Marine Holdings, Inc.	1,600	75,414
Willis Towers Watson plc	600	106,974
Zurich Insurance Group AG	280	89,258

		2,302,093

Total Financials		5,859,713

Health Care (14.4%)
Biotechnology (1.0%)
AbbVie, Inc.	400	32,880
Amgen, Inc.	756	180,850
CSL Ltd.	200	39,643
Vertex Pharmaceuticals, Inc.*	200	50,240

		303,613

Health Care Equipment & Supplies (4.1%)
Abbott Laboratories	1,200	110,508
Baxter International, Inc.	1,100	97,658
Boston Scientific Corp.*	1,000	37,480
Cochlear Ltd.	200	23,966
Coloplast A/S, Class B	400	63,168
Edwards Lifesciences Corp.*	500	108,750
Hoya Corp.	400	36,555
IDEXX Laboratories, Inc.*	200	55,520
Koninklijke Philips NV	1,365	59,494
Medtronic plc	3,000	292,890
ResMed, Inc.	200	31,064
STERIS plc	500	71,250
Stryker Corp.	1,100	205,073
Terumo Corp.	900	29,702
West Pharmaceutical Services, Inc.	200	37,852

		1,260,930

Health Care Providers & Services (1.8%)
AmerisourceBergen Corp.	200	17,932
Anthem, Inc.	400	112,292
HCA Healthcare, Inc.	700	76,916
Henry Schein, Inc.*	400	21,824
Humana, Inc.	100	38,182
Laboratory Corp. of America Holdings*	300	49,335
Quest Diagnostics, Inc.	300	33,033
UnitedHealth Group, Inc.	700	204,729

		554,243

Health Care Technology (0.1%)
Cerner Corp.	500	34,695

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	500	38,330
Mettler-Toledo International, Inc.*	100	71,994
Thermo Fisher Scientific, Inc.	400	133,872
Waters Corp.*	100	18,700

		262,896

Pharmaceuticals (6.6%)
Astellas Pharma, Inc.	3,000	49,658
Chugai Pharmaceutical Co. Ltd.	400	47,450
Eli Lilly and Co.	1,400	216,496
GlaxoSmithKline plc	4,137	86,613
Johnson & Johnson	2,400	360,096
Merck & Co., Inc.	3,300	261,822
Merck KGaA	200	23,311
Novartis AG (Registered)	1,251	106,718
Novo Nordisk A/S, Class B	1,776	113,405
Otsuka Holdings Co. Ltd.	400	15,742
Pfizer, Inc.	7,600	291,536
Roche Holding AG	594	206,610
Sanofi	415	40,601
Shionogi & Co. Ltd.	300	16,462
Zoetis, Inc.	1,500	193,965

		2,030,485

Total Health Care		4,446,862

Industrials (13.1%)
Aerospace & Defense (1.4%)
CAE, Inc.	2,300	38,004
General Dynamics Corp.	500	65,310
HEICO Corp.	200	17,520
Lockheed Martin Corp.	500	194,530
MTU Aero Engines AG*	100	13,636
Northrop Grumman Corp.	200	66,134
Teledyne Technologies, Inc.*	100	32,567
Thales SA	200	15,167

		442,868

Air Freight & Logistics (0.6%)
Deutsche Post AG (Registered)	1,754	52,252
Expeditors International of Washington, Inc.	800	57,284
United Parcel Service, Inc., Class B	900	85,194

		194,730

Building Products (1.0%)
Allegion plc	200	20,108
Assa Abloy AB, Class B	1,200	21,607
Daikin Industries Ltd.	600	77,770
Geberit AG (Registered)	140	62,872
Johnson Controls International plc	2,100	61,131
Lennox International, Inc.	100	18,668
Masco Corp.	800	32,832

		294,988

Commercial Services & Supplies (0.9%)
Cintas Corp.	200	44,366
Copart, Inc.*	300	24,033
Republic Services, Inc.	400	31,336

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Secom Co. Ltd.	700	$58,402
Waste Management, Inc.	1,100	110,022

		268,159

Construction & Engineering (0.6%)
Kajima Corp.	2,000	20,908
Obayashi Corp.	5,300	46,642
Shimizu Corp.	3,000	23,206
Taisei Corp.	800	25,037
Vinci SA	500	40,984
WSP Global, Inc.	400	26,843

		183,620

Electrical Equipment (0.9%)
Eaton Corp. plc	800	66,800
Emerson Electric Co.	700	39,921
Legrand SA	300	20,244
Mitsubishi Electric Corp.	4,500	55,711
Rockwell Automation, Inc.	400	75,792
Schneider Electric SE*	300	27,484

		285,952

Industrial Conglomerates (1.5%)
3M Co.	900	136,728
Honeywell International, Inc.	1,200	170,280
Roper Technologies, Inc.	200	68,206
Siemens AG (Registered)	822	76,355

		451,569

Machinery (2.0%)
Atlas Copco AB, Class A	1,500	52,042
Caterpillar, Inc.	700	81,466
Cummins, Inc.	500	81,750
Deere & Co.	500	72,530
IDEX Corp.	200	30,726
Illinois Tool Works, Inc.	700	113,750
Kone OYJ, Class B	1,194	72,439
PACCAR, Inc.	400	27,692
Parker-Hannifin Corp.	200	31,624
Sandvik AB*	2,000	30,927
Volvo AB, Class B	2,258	29,120

		624,066

Marine (0.1%)
Kuehne + Nagel International AG (Registered)	180	25,771

Professional Services (1.4%)
CoStar Group, Inc.*	100	64,826
Experian plc	990	29,661
IHS Markit Ltd.	1,300	87,490
Recruit Holdings Co. Ltd.	800	23,469
TransUnion	300	23,637
Verisk Analytics, Inc.	600	91,698
Wolters Kluwer NV	1,635	120,381

		441,162

Road & Rail (1.7%)
Canadian National Railway Co.	1,400	115,776
Canadian Pacific Railway Ltd.	200	45,456
Central Japan Railway Co.	200	31,462
CSX Corp.	600	39,738
East Japan Railway Co.	1,000	72,962
Hankyu Hanshin Holdings, Inc.	1,000	34,273
Kintetsu Group Holdings Co. Ltd.	1,000	47,854
MTR Corp. Ltd.	4,000	21,951
Nagoya Railroad Co. Ltd.	1,200	34,445
Odakyu Electric Railway Co. Ltd.	2,000	43,987
Union Pacific Corp.	300	47,937

		535,841

Trading Companies & Distributors (0.8%)
Brenntag AG	400	18,084
Bunzl plc	600	13,067
Fastenal Co.	1,000	36,220
Ferguson plc	473	34,211
ITOCHU Corp.	1,500	29,476
Mitsui & Co. Ltd.	1,900	26,650
Toyota Tsusho Corp.	2,200	52,599
WW Grainger, Inc.	100	27,558

		237,865

Transportation Infrastructure (0.2%)
Aena SME SA (m)*	270	34,176
Kamigumi Co. Ltd.	1,400	24,647

		58,823

Total Industrials		4,045,414

Information Technology (14.1%)
Communications Equipment (0.6%)
Cisco Systems, Inc.	4,035	171,003
Motorola Solutions, Inc.	200	28,762

		199,765

Electronic Equipment, Instruments & Components (0.8%)
Amphenol Corp., Class A	600	52,956
CDW Corp.	200	22,160
Hexagon AB, Class B*	300	14,937
Keyence Corp.	200	71,853
Kyocera Corp.	400	21,380
Omron Corp.	900	52,844

		236,130

IT Services (5.4%)
Accenture plc, Class A	1,200	222,228
Amadeus IT Group SA	700	33,730
Automatic Data Processing, Inc.	1,600	234,704
Booz Allen Hamilton Holding Corp.	500	36,720
Broadridge Financial Solutions, Inc.	200	23,200
CGI, Inc.*	1,000	63,774
Cognizant Technology Solutions Corp., Class A	1,400	81,228
FleetCor Technologies, Inc.*	100	24,125
Jack Henry & Associates, Inc.	300	49,065
Mastercard, Inc., Class A	900	247,473
Nomura Research Institute Ltd.	1,700	41,361
Paychex, Inc.	1,100	75,372
PayPal Holdings, Inc.*	1,286	158,178
VeriSign, Inc.*	200	41,898
Visa, Inc., Class A	1,900	339,568

		1,672,624

Semiconductors & Semiconductor Equipment (2.0%)
ASML Holding NV	390	115,849
Intel Corp.	4,600	275,908

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Maxim Integrated Products, Inc.	900	$49,482
Texas Instruments, Inc.	1,470	170,623

		611,862

Software (4.1%)
Adobe, Inc.*	600	212,184
ANSYS, Inc.*	100	26,183
Cadence Design Systems, Inc.*	400	32,452
Citrix Systems, Inc.	200	29,002
Intuit, Inc.	600	161,886
Microsoft Corp.	2,515	450,713
Oracle Corp.	3,700	195,989
SAP SE	1,100	131,195
Synopsys, Inc.*	200	31,424

		1,271,028

Technology Hardware, Storage & Peripherals (1.2%)
Apple, Inc.	1,091	320,536
Canon, Inc.	1,300	27,466
FUJIFILM Holdings Corp.	700	33,459

		381,461

Total Information Technology		4,372,870

Materials (3.7%)
Chemicals (3.1%)
Air Products and Chemicals, Inc.	500	112,790
Akzo Nobel NV	670	50,863
Asahi Kasei Corp.	3,200	22,615
Celanese Corp.	400	33,228
Chr Hansen Holding A/S	200	17,254
Ecolab, Inc.	1,300	251,550
Givaudan SA (Registered)	22	73,755
Koninklijke DSM NV	312	38,253
Linde plc	500	91,995
Novozymes A/S, Class B	400	19,622
PPG Industries, Inc.	500	45,415
Sherwin-Williams Co. (The)	200	107,274
Shin-Etsu Chemical Co. Ltd.	300	33,238
Symrise AG	300	30,454
Toray Industries, Inc.	5,400	24,887

		953,193

Construction Materials (0.1%)
Vulcan Materials Co.	300	33,891

Containers & Packaging (0.2%)
Ball Corp.	800	52,472

Metals & Mining (0.3%)
BHP Group Ltd.	2,538	51,983
BHP Group plc	1,834	30,801
Rio Tinto Ltd.	411	23,151

		105,935

Total Materials		1,145,491

Real Estate (4.0%)
Equity Real Estate Investment Trusts (REITs) (3.4%)
Alexandria Real Estate Equities, Inc. (REIT)	300	47,127
American Tower Corp. (REIT)	200	47,600
Ascendas REIT (REIT)	12,000	25,002
AvalonBay Communities, Inc. (REIT)	600	97,770
CapitaLand Commercial Trust (REIT)	24,900	28,123
CapitaLand Mall Trust (REIT)	19,000	25,179
Dexus (REIT)	8,671	50,977
Equity LifeStyle Properties, Inc. (REIT)	1,000	60,310
Equity Residential (REIT)	1,400	91,084
Essex Property Trust, Inc. (REIT)	100	24,410
First Capital REIT (REIT)	2,200	22,680
Goodman Group (REIT)	7,429	62,436
GPT Group (The) (REIT)	19,392	52,570
H&R REIT (REIT)	1,400	9,917
Japan Prime Realty Investment Corp. (REIT)	8	22,116
Japan Retail Fund Investment Corp. (REIT)	9	9,830
Mirvac Group (REIT)	30,152	43,127
Nomura Real Estate Master Fund, Inc. (REIT)	28	31,924
Prologis, Inc. (REIT)	1,200	107,076
Public Storage (REIT)	300	55,635
Regency Centers Corp. (REIT)	300	13,173
Simon Property Group, Inc. (REIT)	600	40,062
United Urban Investment Corp. (REIT)	30	30,072
Welltower, Inc. (REIT)	700	35,861

		1,034,061

Real Estate Management & Development (0.6%)
CBRE Group, Inc., Class A*	600	25,758
Daiwa House Industry Co. Ltd.	1,000	25,486
Mitsubishi Estate Co. Ltd.	4,400	71,608
Mitsui Fudosan Co. Ltd.	1,000	18,464
Swiss Prime Site AG (Registered)	583	55,427

		196,743

Total Real Estate		1,230,804

Utilities (5.2%)
Electric Utilities (2.0%)
Chubu Electric Power Co., Inc.	3,100	41,869
Enel SpA	12,000	82,154
Eversource Energy	1,800	145,260
Iberdrola SA	17,369	174,117
Red Electrica Corp. SA	5,446	95,880
Terna Rete Elettrica Nazionale SpA	13,465	84,550

		623,830

Gas Utilities (0.9%)
Atmos Energy Corp.	1,100	112,167
Hong Kong & China Gas Co. Ltd.	17,303	30,620
Naturgy Energy Group SA	800	14,137
Osaka Gas Co. Ltd.	1,900	35,230
Snam SpA	6,000	26,924
Tokyo Gas Co. Ltd.	2,000	43,726

		262,804

Multi-Utilities (1.7%)
Algonquin Power & Utilities Corp.	2,100	29,118
CenterPoint Energy, Inc.	2,200	37,466
CMS Energy Corp.	1,200	68,508
Consolidated Edison, Inc.	1,300	102,440

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
National Grid plc	1,400	$16,479
Public Service Enterprise Group, Inc.	1,300	65,923
Sempra Energy	1,500	185,775
WEC Energy Group, Inc.	300	27,165

		532,874

Water Utilities (0.6%)
American Water Works Co., Inc.	1,000	121,690
Essential Utilities, Inc.	800	33,432
Severn Trent plc	1,200	36,158

		191,280

Total Utilities		1,610,788

Total Common Stocks (98.3%) (Cost $29,257,575)		30,378,523

SHORT-TERM INVESTMENT:
Investment Company (0.4%)
JPMorgan Prime Money Market Fund, IM Shares	115,581	115,673

Total Short-Term Investment (0.4%) (Cost $115,673)		115,673

Total Investments in Securities (98.7%) (Cost $29,373,248)		30,494,196
Other Assets Less Liabilities (1.3%)		415,683

Net Assets (100%)		$30,909,879

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At April 30, 2020, the market value of these securities amounted to $34,176 or 0.1% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Country Diversification As a Percentage of Total Net Assets
Australia	2.3%
Canada	5.7
Denmark	0.8
Finland	0.7
France	1.6
Germany	3.4
Hong Kong	0.3
Israel	0.3
Italy	0.8
Japan	7.5
Netherlands	1.5
Norway	0.1
Singapore	0.5
Spain	1.3
Sweden	1.1
Switzerland	3.4
United Kingdom	2.6
United States	64.8
Cash and Other	1.3

100.0%

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$992,925	$634,211	$—	$1,627,136
Consumer Discretionary	1,476,319	583,082	—	2,059,401
Consumer Staples	2,524,002	1,214,293	—	3,738,295
Energy	148,704	93,045	—	241,749
Financials	4,424,842	1,434,871	—	5,859,713
Health Care	3,487,764	959,098	—	4,446,862
Industrials	2,503,483	1,541,931	—	4,045,414
Information Technology	3,828,796	544,074	—	4,372,870
Materials	728,615	416,876	—	1,145,491
Real Estate	678,463	552,341	—	1,230,804
Utilities	928,944	681,844	—	1,610,788
Short-Term Investment
Investment Company	115,673	—	—	115,673

Total Assets	$21,838,530	$8,655,666	$—	$30,494,196

Total Liabilities	$—	$—	$—	$—

Total	$21,838,530	$8,655,666	$—	$30,494,196

The Fund held no derivatives contracts during the six months ended April 30, 2020.

Investment security transactions for the six months ended April 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$11,203,291
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$3,905,921

As of April 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,303,872
Aggregate gross unrealized depreciation	(2,218,506)

Net unrealized appreciation	$1,085,366

Federal income tax cost of investments in securities and derivative instruments, if applicable	$29,408,830

See Notes to Financial Statements.

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1290 SMARTBETA EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $29,373,248)	$30,494,196
Cash	382,999
Foreign cash (Cost $91,679)	91,880
Receivable for Fund shares sold	346,393
Receivable for securities sold	237,461
Dividends, interest and other receivables	82,509
Prepaid registration and filing fees	21,649
Other assets	955

Total assets	31,658,042

LIABILITIES
Payable for securities purchased	685,393
Payable for Fund shares redeemed	15,388
Administrative fees payable	772
Distribution fees payable – Class A	506
Distribution fees payable – Class R	54
Accrued expenses	46,050

Total liabilities	748,163

NET ASSETS	$30,909,879

Net assets were comprised of:
Paid in capital	$29,666,968
Total distributable earnings (loss)	1,242,911

Net assets	$30,909,879

Class A
Net asset value and redemption price per share, $2,643,166 / 219,277 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.05
Maximum sales charge (5.50% of offering price)	0.70

Maximum offering price per share	$12.75

Class I
Net asset value and redemption price per share, $28,004,958 / 2,320,153 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.07

Class R
Net asset value and redemption price per share, $137,085 / 11,386 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.04

Class T**
Net asset value and redemption price per share, $124,670 / 10,332 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.07
Maximum sales charge (2.50% of offering price)	0.31

Maximum offering price per share	$12.38

**	Class T shares currently are not offered for sale.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends (net of $19,536 foreign withholding tax)	$332,880
Interest	1,443

Total income	334,323

EXPENSES
Investment advisory fees	102,455
Professional fees	37,916
Transfer agent fees	25,378
Administrative fees	21,955
Printing and mailing expenses	17,127
Registration and filing fees	15,832
Custodian fees	9,525
Distribution fees – Class A	2,895
Trustees’ fees	1,100
Distribution fees – Class R	365
Distribution fees – Class T**	167
Miscellaneous	10,667

Gross expenses	245,382
Less: Waiver from investment adviser	(110,416)
Waiver from distributor	(167)

Net expenses	134,799

NET INVESTMENT INCOME (LOSS)	199,524

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	11,724
Foreign currency transactions	(3,995)

Net realized gain (loss)	7,729

Change in unrealized appreciation (depreciation) on:
Investments in securities	(2,982,272)
Foreign currency translations	(546)

Net change in unrealized appreciation (depreciation)	(2,982,818)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,975,089)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,775,565)

**	Class T shares currently are not offered for sale.

See Notes to Financial Statements.

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1290 SMARTBETA EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$199,524	$309,845
Net realized gain (loss)	7,729	297,173
Net change in unrealized appreciation (depreciation)	(2,982,818)	2,511,264

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,775,565)	3,118,282

Distributions to shareholders:
Class A	(44,168)	(49,479)
Class I	(572,775)	(823,783)
Class R	(2,785)	(6,108)
Class T**	(3,196)	(6,200)

Total distributions to shareholders	(622,924)	(885,570)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 75,581 and 94,431 shares, respectively ]	997,219	1,199,186
Capital shares issued in reinvestment of dividends [ 3,024 and 3,763 shares, respectively ]	40,643	43,270
Capital shares repurchased [ (10,307) and (40,087) shares, respectively ]	(127,121)	(494,261)

Total Class A transactions	910,741	748,195

Class I
Capital shares sold [ 662,547 and 503,495 shares, respectively ]	8,686,500	6,334,750
Capital shares issued in reinvestment of dividends [ 20,252 and 21,002 shares, respectively ]	272,391	241,529
Capital shares repurchased [ (154,445) and (81,503) shares, respectively ]	(1,823,728)	(1,019,728)

Total Class I transactions	7,135,163	5,556,551

Class R
Capital shares sold [ 72 and 127 shares, respectively ]	957	1,616
Capital shares issued in reinvestment of dividends [ 10 and 25 shares, respectively ]	132	283
Capital shares repurchased [ (9) and (143) shares, respectively ]	(123)	(1,887)

Total Class R transactions	966	12

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	8,046,870	6,304,758

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,648,381	8,537,470
NET ASSETS:
Beginning of period	26,261,498	17,724,028

End of period	$30,909,879	$26,261,498

** Class T shares currently are not offered for sale.

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,					November 12, 2014* to October 31, 2015
Class A			2019	2018	2017	2016
Net asset value, beginning of period	$13.34		$12.09	$12.23	$10.25	$10.24		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.15	0.15	0.13	0.12	##	0.11
Net realized and unrealized gain (loss)	(1.08)		1.67	0.06 †	1.96	0.04		0.16

Total from investment operations	(1.01)		1.82	0.21	2.09	0.16		0.27

Less distributions:
Dividends from net investment income	(0.13)		(0.14)	(0.15)	(0.11)	(0.15)		(0.03)
Distributions from net realized gains	(0.15)		(0.43)	(0.20)	—	—		—

Total dividends and distributions	(0.28)		(0.57)	(0.35)	(0.11)	(0.15)		(0.03)

Net asset value, end of period	$12.05		$13.34	$12.09	$12.23	$10.25		$10.24

Total return (b)	(7.80)%		15.81%	1.64%	20.58%	1.58%		2.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,643		$2,014	$1,123	$685	$269		$3,111
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.15%		1.15%	1.15%	1.20%	1.35%		1.35%
Before waivers and reimbursements (a)(f)	1.91%		2.26%	2.42%	2.77%	2.76%		4.21%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.17%		1.19%	1.21%	1.17%	1.23	%(aa)	1.14	%(l)
Before waivers and reimbursements (a)(f)	0.41%		0.08%	(0.06)%	(0.41)%	(0.18	)%(aa)	(1.73	)%(l)
Portfolio turnover rate^	14	%(z)	31%	49%	41%	27%		29	%(z)

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,					November 12, 2014* to October 31, 2015
Class I			2019	2018	2017	2016
Net asset value, beginning of period	$13.37		$12.11	$12.25	$10.27	$10.26		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.19	0.18	0.17	0.15	##	0.14
Net realized and unrealized gain (loss)	(1.08)		1.67	0.06 †	1.95	0.03		0.15

Total from investment operations	(0.99)		1.86	0.24	2.12	0.18		0.29

Less distributions:
Dividends from net investment income	(0.16)		(0.17)	(0.18)	(0.14)	(0.17)		(0.03)
Distributions from net realized gains	(0.15)		(0.43)	(0.20)	—	—		—

Total dividends and distributions	(0.31)		(0.60)	(0.38)	(0.14)	(0.17)		(0.03)

Net asset value, end of period	$12.07		$13.37	$12.11	$12.25	$10.27		$10.26

Total return (b)	(7.65)%		16.16%	1.86%	20.85%	1.84%		2.94%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$28,005		$23,959	$16,340	$14,158	$10,838		$3,218
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90%		0.90%	0.90%	0.96%	1.10%		1.10%
Before waivers and reimbursements (a)(f)	1.66%		2.02%	2.16%	2.49%	2.51%		3.96%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.39%		1.49%	1.47%	1.48%	1.44	%(aa)	1.38	%(l)
Before waivers and reimbursements (a)(f)	0.63%		0.37%	0.21%	(0.05)%	0.04	%(aa)	(1.48	)%(l)
Portfolio turnover rate^	14	%(z)	31%	49%	41%	27%		29	%(z)

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,					November 12, 2014* to October 31, 2015
Class R			2019	2018	2017	2016
Net asset value, beginning of period	$13.31		$12.06	$12.20	$10.23	$10.22		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.12	0.12	0.11	0.10	##	0.09
Net realized and unrealized gain (loss)	(1.07)		1.67	0.06 †	1.94	0.03		0.16

Total from investment operations	(1.02)		1.79	0.18	2.05	0.13		0.25

Less distributions:
Dividends from net investment income	(0.10)		(0.11)	(0.12)	(0.08)	(0.12)		(0.03)
Distributions from net realized gains	(0.15)		(0.43)	(0.20)	—	—		—

Total dividends and distributions	(0.25)		(0.54)	(0.32)	(0.08)	(0.12)		(0.03)

Net asset value, end of period	$12.04		$13.31	$12.06	$12.20	$10.23		$10.22

Total return (b)	(7.89)%		15.55%	1.39%	20.21%	1.32%		2.47%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$137		$151	$136	$137	$115		$3,073
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.40%		1.40%	1.40%	1.46%	1.60%		1.60%
Before waivers and reimbursements (a)(f)	2.16%		2.52%	2.66%	2.98%	3.01%		4.46%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.85%		1.00%	0.98%	0.98%	0.98	%(aa)	0.89	%(l)
Before waivers and reimbursements (a)(f)	0.10%		(0.12)%	(0.29)%	(0.54)%	(0.43	)%(aa)	(1.98	)%(l)
Portfolio turnover rate^	14	%(z)	31%	49%	41%	27%		29	%(z)

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,					November 12, 2014* to October 31, 2015
Class T**			2019	2018	2017	2016
Net asset value, beginning of period	$13.37		$12.11	$12.25	$10.27	$10.26		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.19	0.18	0.17	0.15	##	0.14
Net realized and unrealized gain (loss)	(1.08)		1.67	0.06 †	1.95	0.03		0.15

Total from investment operations	(0.99)		1.86	0.24	2.12	0.18		0.29

Less distributions:
Dividends from net investment income	(0.16)		(0.17)	(0.18)	(0.14)	(0.17)		(0.03)
Distributions from net realized gains	(0.15)		(0.43)	(0.20)	—	—		—

Total dividends and distributions	(0.31)		(0.60)	(0.38)	(0.14)	(0.17)		(0.03)

Net asset value, end of period	$12.07		$13.37	$12.11	$12.25	$10.27		$10.26

Total return (b)	(7.65)%		16.16%	1.86%	20.85%	1.84%		2.94%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$125		$138	$125	$127	$106		$1,029
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90%		0.90%	0.90%	0.96%	1.10%		1.10%
Before waivers and reimbursements (a)(f)	1.91%		2.27%	2.41%	2.96%	3.51%		4.96%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.35%		1.50%	1.47%	1.48%	1.48	%(aa)	1.39	%(l)
Before waivers and reimbursements (a)(f)	0.35%		0.13%	(0.04)%	(0.52)%	(0.93	)%(aa)	(2.48	)%(l)
Portfolio turnover rate^	14	%(z)	31%	49%	41%	27%		29	%(z)

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
**	Class T shares currently are not offered for sale. Class T shares were formerly known as Class C shares.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.08, $0.11, $0.06 and $0.11 for Class A, Class I, Class R and Class T, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.37% lower.

See Notes to Financial Statements.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2020 (Unaudited)

Note 1	Organization and Significant Accounting Policies

1290 Funds (the “Trust”) was organized as a Delaware statutory trust on March 1, 2013 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with eighteen diversified funds in operation (each, a “Fund” and collectively, the “Funds”). The investment adviser to each Fund is Equitable Investment Management Group, LLC, formerly, AXA Equitable Funds Management Group, LLC (“EIM” or the “Adviser”), a wholly-owned subsidiary of Equitable Financial Life Insurance Company, formerly, AXA Equitable Financial Life Insurance Company (“Equitable Financial”).

On September 10, 2019, EIM redeemed capital out of the 1290 Retirement 2025 Fund in the amount of $2,905,000 for Class I shares.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide for general indemnifications. A Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Trust and management expect the risk of loss to be remote.

Each of the investment sub-advisers (each a “Sub-Adviser”) independently chooses and maintains a portfolio of securities for their respective Fund.

The 1290 Retirement 2020 Fund, 1290 Retirement 2025 Fund, 1290 Retirement 2030 Fund, 1290 Retirement 2035 Fund, 1290 Retirement 2040 Fund, 1290 Retirement 2045 Fund, 1290 Retirement 2050 Fund, 1290 Retirement 2055 Fund and the 1290 Retirement 2060 Fund (each, a “1290 Retirement Fund” and together, the “1290 Retirement Funds”) as well as 1290 Multi-Alternative Strategies Fund and 1290 Low Volatility Global Equity Fund are types of mutual funds often described as “fund-of-funds.” These Funds pursue their investment objectives by investing exclusively in other unaffiliated investment companies or exchange-traded funds (“ETFs”). The underlying funds’ financial statements are publicly available through the SEC’s EDGAR database (https://www.sec.gov/edgar/searchedgar/companysearch.html).

The Trust has authorized four classes of shares, Class A, Class I, Class R and Class T on behalf of each of the eighteen Funds. Class T shares are currently not offered for sale. Additionally, 1290 Low Volatility Global Equity Fund and each 1290 Retirement Fund currently only offer Class I shares for sale.

The Class A, Class R and Class T shares are subject to distribution fees imposed under distribution plans (“Distribution Plans”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple-class distribution system, all four classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan.

Additionally, Class A shares are sold at a maximum front-end sales charge of up to 4.50% for 1290 Convertible Securities Fund, 1290 Diversified Bond Fund and 1290 High Yield Bond Fund, and up to 5.50% for 1290 DoubleLine Dynamic Allocation Fund, 1290 GAMCO Small/ Mid Cap Value Fund, 1290 Global Talents Fund, 1290 Low Volatility Global Equity Fund, 1290 Multi-Alternative Strategies Fund, 1290 SmartBeta Equity Fund and each 1290 Retirement Fund. Class A shares sold without a front-end sales charge are subject to a contingent deferred sales charge (“CDSC”) of 1% of the lesser of the original net asset value (“NAV”) of the redeemed shares at the time of purchase or the aggregate NAV of the redeemed shares at the time of redemption, if redeemed within 12 months of purchase. Class T shares are subject to a maximum front-end sales charge of up to 2.50%.

The investment objectives of each Fund are as follows:

1290 Convertible Securities Fund (sub-advised by Palisade Capital Management, L.L.C.) — Seeks a high level of total return.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2020 (Unaudited)

1290 Diversified Bond Fund (sub-advised by Brandywine Global Investment Management, LLC (“Brandywine Global”)) — Seeks to maximize total return consisting of income and capital appreciation.

1290 DoubleLine Dynamic Allocation Fund (sub-advised by DoubleLine Capital LP) — Seeks to achieve total return from long-term capital appreciation and income.

1290 GAMCO Small/Mid Cap Value Fund (sub-advised by GAMCO Asset Management Inc.) — Seeks to maximize capital appreciation.

1290 Global Talents Fund (sub-advised by AXA Investment Managers, Inc. (“AXA IM”)) — Seeks to provide long-term capital growth.

1290 High Yield Bond Fund (sub-advised by AXA IM) — Seeks to maximize current income.

1290 Low Volatility Global Equity Fund — Seeks long-term capital appreciation while managing portfolio volatility.

1290 Multi-Alternative Strategies Fund — Seeks long-term growth of capital.

1290 Retirement 2020 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2025 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2030 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2035 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2040 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2045 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2050 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2055 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2060 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 SmartBeta Equity Fund (sub-advised by AXA Rosenberg Investment Management LLC) — Seeks to achieve long-term capital appreciation.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with United States of America generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The Funds are investment companies and, accordingly, follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. GAAP.

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. (“ASU”) 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Funds adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of November 1, 2019.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2020 (Unaudited)

As a result of the adoption of ASU 2017-08, as of November 1, 2019, for each Fund with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased as listed below. There is no impact on net assets or overall results from operations.

Funds:	Amounts
1290 Convertible Securities	$56
1290 Diversified Bond	10,545
1290 DoubleLine Dynamic Allocation	3,579
1290 High Yield Bond	101,580

Valuation:

Equity securities (including securities issued by ETFs) listed on national securities exchanges are generally valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are generally valued at their last sale price or official closing price, or if there is no such price, at a bid price estimated by a broker.

Corporate and municipal bonds and notes are generally valued on the basis of prices provided by a pricing service. The pricing services may utilize many inputs that are observable in making evaluations which may include, but are not limited to, trading activity for similar securities, issuer details, yields, default rates, credit spreads, quoted prices and any developments related to the specific securities. However, when such prices are not available, such bonds and notes are generally valued at a bid price estimated by a broker.

Convertible preferred stocks listed on national securities exchanges are generally valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are generally valued using prices obtained from a pricing service for such investments or, if a pricing service price is not available, at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are generally valued at evaluated prices obtained from a pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. The pricing service may utilize data such as issuer type, coupon, cash flows, collateral performance, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date and the convertibility of the bond in making evaluations. If a quoted price is unavailable, an equivalent yield or yield spread quotes may be obtained from a broker and converted to a price.

Options that are traded on an exchange are generally valued at their last sale price or official closing price on the date of valuation. Options not traded on an exchange or actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are generally valued at prices obtained from a bond pricing service where available. The pricing service may utilize data received from active market makers and broker-dealers, yield curves and the spread over comparable U.S. Treasury issues in making evaluations.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2020 (Unaudited)

Foreign securities, including foreign government securities, not traded directly in the U.S., or traded in American Depositary Receipts (“ADR”) or similar form, are generally valued at representative quoted prices from the primary exchange in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates.

Investments in shares of open-end investment companies (other than ETFs) held by a Fund are generally valued at the NAV of the shares of such funds as described in the underlying funds’ prospectuses.

Futures contracts are generally valued at their last settlement price or, if there is no sale, at the latest available bid price.

Forward foreign currency contracts are generally valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date. The pricing service may utilize data such as actual trading information and foreign currency rates gathered from leading market makers and foreign currency trading centers throughout the world in making evaluations. Forward foreign currency contracts may be settled with the counterparty in U.S. dollars without the delivery of foreign currency.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Swaps are marked-to-market daily based upon values from third party vendors, which may include a clearing counterparty, registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Committee. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. There is potential for swaps to be illiquid. Over-the-counter (“OTC”) swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statement of Operations.

Total return swap agreements involve commitments where cash flows are exchanged based on the price of an underlying reference and based on a fixed or variable rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return. In connection with total return swap agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Currency swaps involve the exchange by one party with another party of a series of payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2020 (Unaudited)

on its contractual delivery obligations. In addition, a Fund may enter into currency swaps that involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

Interest rate swaps involve the exchange between two parties of payments calculated by reference to specified interest rates (e.g., an exchange of floating rate payments for fixed rate payments). The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. Caps and floors may be less liquid than swaps. In addition, the value of interest rate transactions will fluctuate based on changes in interest rates.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” is intended to ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and limit any potential leveraging of the Fund. Such segregation or “earmarking” will not limit the Fund’s exposure to loss. To the extent that credit default swaps are entered into for hedging purposes or are covered as described above, the Adviser believes such obligations do not constitute “senior securities” under the 1940 Act and, accordingly, will not treat them as being subject to the Fund’s senior security and borrowing restrictions.

In the case of a credit default swap sold by a Fund (i.e., where the Fund is selling credit default protection), the Fund may value the credit default swap at its notional amount in applying certain of the Fund’s investment policies and restrictions, but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions.

An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. A purchaser of a swaption risks losing only the amount of the premium they have paid should they decide to let the option expire, whereas the seller of a swaption is subject to the risk that they will become obligated if the option is exercised. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

During the six months ended April 30, 2020, certain Funds held forward foreign currency contracts to either gain exposure to certain currencies, or enter into an economic hedge against changes in the values of securities held in the Fund, that do not qualify for hedge accounting under Accounting Standards Codification (“ASC”) 815. The Statement of Operations for each Fund reflects realized gains or

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2020 (Unaudited)

losses, if any, in forward currency transactions and change in unrealized gains or losses in forward foreign currency transactions. Further information on the impact of these positions on the Funds’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Fund.

If market quotations are not readily available for a security or other financial instrument, such security and instrument shall be referred to the Trust’s Valuation Committee (“Committee”), which will value the asset in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Funds. The Board has delegated the responsibility of calculating the NAVs of each of the Funds and classes pursuant to these Pricing Procedures to the Trust’s administrator, EIM (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”), which assists in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from EIM.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets
•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Fund’s assets and liabilities carried at fair value as of April 30, 2020, is included in the Portfolio of Investments for each Fund. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Fund, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee can perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Fund’s NAV.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2020 (Unaudited)

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of Fund securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Fund when the Adviser deems that the particular event or circumstance would materially affect such Fund’s NAV. The value and percentage, based on Total Investments in Securities, of the investments that applied these procedures on April 30, 2020 are as follows:

Funds:	Market Value	Percentage of Total Investments
1290 GAMCO Small/Mid Cap Value	$3,101,818	4.2%
1290 Global Talents	7,630,333	28.9
1290 SmartBeta Equity	8,536,453	28.0

Security Transactions and Investment Income:

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income (net of withholding taxes) and distributions to shareholders are recorded on the ex-dividend date, except that certain dividends from foreign securities, if any, are recognized as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) and interest expense are accrued daily. The Trust records paydown gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income.

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Realized gains and losses on the sale of investments are computed on the basis of the specific identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities, if any, is presented net of deferred taxes on unrealized appreciation in the Statements of Assets and Liabilities.

Allocation of Expenses and Income:

Expenses attributable to a single Fund or class are charged to that Fund or class. Expenses of the Trust not attributable to a single Fund or class are charged to each Fund or class in proportion to the average net assets of each Fund or other appropriate allocation methods.

All income earned and expenses incurred by each Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the daily net assets of such class, except for distribution fees which are charged on a class-specific basis.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) Market value of investment securities, other assets and liabilities — at the valuation date.

(ii) Purchases and sales of investment securities, income and expenses — at the date of such transactions.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2020 (Unaudited)

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

Taxes:

Each Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Fund. Therefore, no Federal, State and local income tax provisions are required.

The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Funds’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended October 31, 2019, the Funds did not incur any interest or penalties. Each of the tax years in the four year period ended October 31, 2019 remains subject to examination by the Internal Revenue Service, state and local taxing authorities.

Dividends from net investment income, if any, are declared and distributed at least annually for all Funds (1290 Convertible Securities Fund, 1290 Diversified Bond Fund and 1290 High Yield Bond Fund declare and distribute monthly). Dividends to shareholders of a Fund to which such gains are attributable from net realized short-term and long-term capital gains are declared and distributed at least annually. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. Short-term capital gains and foreign currency gains are treated as capital gains for U.S. GAAP purposes but are considered ordinary income for tax purposes. The tax character of distributions for the years ended October 31, 2019 and October 31, 2018 and the tax composition of undistributed ordinary income and undistributed long term gains at October 31, 2019 are presented in the following table. For the Funds, the cumulative timing differences related to the tax composition of undistributed ordinary income and long term gains are primarily due to wash sale loss deferrals (1290 GAMCO Small/Mid Cap Value Fund) and capital loss carryover (1290 High Yield Bond Fund and 1290 Multi-Alternative Strategies Fund).

	Year Ended October 31, 2019		As of October 31, 2019		Year Ended October 31, 2018
Funds:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
1290 Convertible Securities	$568,167	$820,812	$471,472	$741,420	$550,306	$245,075
1290 Diversified Bond	2,216,565	—	2,516,863	1,134,557	2,638,391	—
1290 DoubleLine Dynamic Allocation	1,100,643	1,627,303	2,285,165	930,995	1,554,308	2,764,419
1290 GAMCO Small/Mid Cap Value	1,094,928	212,987	951,714	684,088	369,101	242,379

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2020 (Unaudited)

	Year Ended October 31, 2019		As of October 31, 2019		Year Ended October 31, 2018
Funds:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
1290 Global Talents	$20,882	$1,259,775	$47,352	$117,541	$33,488	$—
1290 High Yield Bond	1,894,976	—	—	—	1,818,704	—
1290 Low Volatility Global Equity	83,091	5,361	42,885	14,810	59,429	—
1290 Multi-Alternative Strategies	203,361	21,640	194,450	—	38,183	69,201
1290 Retirement 2020	120,395	22,023	153,589	146,857	49,252	250
1290 Retirement 2025	161,829	14,712	249,117	347,143	49,002	—
1290 Retirement 2030	84,195	4,009	73,287	18,396	46,752	—
1290 Retirement 2035	105,840	1,252	102,650	64,202	46,752	—
1290 Retirement 2040	65,663	2,736	44,182	4,590	47,002	—
1290 Retirement 2045	73,894	1,428	65,471	333	47,142	—
1290 Retirement 2050	67,767	2,824	43,378	4,286	47,252	—
1290 Retirement 2055	66,386	2,655	39,356	2,550	47,252	—
1290 Retirement 2060	62,501	2,604	38,412	4,230	47,502	—
1290 SmartBeta Equity	248,559	637,011	276,406	297,433	290,538	160,318

Ordinary losses incurred after December 31st and within the taxable year are deemed to arise on the first business day of a Fund’s next taxable year. For the year ended October 31, 2019, the Fund elected to defer late year losses, in the amount listed below:

Fund:	Deferred Late Year Losses
1290 Multi-Alternative Strategies	$1,381

The following Fund had a Return of Capital during the year ended October 31, 2019:

Fund:	Return of Capital
1290 High Yield Bond	$37,045

The following Fund had a Return of Capital during the year ended October 31, 2018:

Fund:	Return of Capital
1290 Diversified Bond	$174,948

Net capital losses recognized by the Funds may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. A portion of 1290 High Yield Bond Fund’s capital loss carryforward is subject to an annual limitation under the Internal Revenue Code and related regulations. The following Funds have capital losses incurred that will be carried forward as follows:

	Utilized		Losses Carried Forward
Funds:	Short Term	Long Term	Short Term	Long Term
1290 Diversified Bond	$29,675	$—	$—	—
1290 High Yield Bond	89,979	—	661,104	1,769,147
1290 Multi-Alternative Strategies	—	—	81,786	148,639

Accounting for Derivative Instruments:

Following is a description of how and why the Funds use derivative instruments, the type of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type. Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds

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may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments because the Funds account for their derivatives at fair value and record any changes in fair value in current period earnings in the Statements of Operations. All open derivative positions at period end are reflected on each respective Fund’s Portfolio of Investments. The volume of derivative activity, based on month-end notional amounts during the period is also noted in each respective Fund’s Portfolio of Investments. Portfolio securities are reserved and/or pledged with the custodian for current or potential derivative holdings as necessary throughout the year.

Options:

Certain Funds may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Fund or to enhance investment performance. Certain Funds purchase and sell exchange traded options on foreign currencies. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Fund must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale (or cost of) purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Fund also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Certain Funds may purchase put options on securities to increase the Fund’s total investment return or to protect its holdings against a substantial decline in market value. The purchase of put options on securities will enable a Fund to preserve, at least partially, unrealized gains in an appreciated security in its Fund without actually selling the security. In addition, the Funds will continue to receive interest or dividend income on the security. The Funds may also purchase call options on securities to protect against substantial increases in prices of securities that Funds intend to purchase pending their ability to invest in an orderly manner in those securities. The Funds may sell put or call options they have previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was bought.

Futures Contracts, Options on Futures Contracts and Foreign Currency Contracts:

The futures contracts used by the Funds are agreements to buy or sell a financial instrument for a set price in the future. Options on futures contracts used by the Funds are rights to buy, or sell a futures contract for a set price in the future. Certain Funds buy or sell futures contracts for the purpose of protecting their Fund securities against future changes in interest rates and indices which might adversely affect the value of the Funds’ securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from or cost of the closing transactions and the Fund’s basis in the contract. Should interest rates or indices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The

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NOTES TO FINANCIAL STATEMENTS (Continued)

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use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, a Fund’s credit risk is limited to failure of the exchange or board of trade.

The Funds may be exposed to foreign currency risks associated with Fund investments. Certain Funds may purchase foreign currency on a spot (or cash) basis. In addition, certain Funds enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking-to-market”. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statements of Operations of the Funds. The Funds may engage in these forward contracts to protect against uncertainty in the level of future rates in connection with the purchase and sale of Fund securities (“transaction hedging”) and to protect the value of specific Fund positions (“position hedging”). The Funds also buy forward foreign currency contracts to gain exposure to currencies. The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Forward Settling Transactions:

Certain Funds make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward settling transactions”). Funds may designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or may enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward settling transactions may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is a risk in addition to the risk of decline in value of the Funds’ other assets. Where such purchases or sales are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Fund of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends. The use of forward settling transaction may result in market risk to the Funds that is greater than if the Funds had engaged solely in transactions that settle in the customary time.

Certain Funds may enter into to-be-announced purchase or sale commitments (“TBA transactions”), pursuant to which it agrees to purchase or sell, respectively, mortgage backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by a Fund are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry accepted “good delivery” standards. Funds may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, a Fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, a Fund maintains an entitlement to the security to be sold.

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NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2020 (Unaudited)

Master netting arrangements and collateral:

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Sub-Advisors on behalf of the Funds with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Portfolio of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA transactions, delayed-delivery or sale buybacks by and between the Sub-Advisors on behalf of the Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged and/or received, and the net exposure by counterparty as of period end is disclosed in the Portfolio of Investments.

ISDA Master Agreements and Master Forward Agreements are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Under most ISDA Master Agreements and Master Forward Agreements, collateral is routinely pledged if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 (on a per counterparty basis) depending on the counterparty and the type of master agreement.

Collateral on OTC derivatives and centrally cleared derivatives may be in the form of cash or debt securities issued by the U.S. government or related agencies or foreign governments. Cash pledged as collateral by a Fund is reflected as cash held as collateral at the broker in the accompanying financial statements and generally is restricted from withdrawal by the Fund; securities pledged by a Fund are so noted in the accompanying Portfolio of Investments; both remain in the Fund’s assets. Securities received as collateral by counterparties are not included in the Fund’s assets because the Fund does not obtain effective control over those securities. The obligation to return cash collateral received from counterparties is included as a liability in the accompanying financial statements. Collateral posted or received by the Fund may be held in a segregated account at the respective counterparty or Fund’s custodian. For OTC derivatives, collateral posted or received by the Fund is held in a segregated account at the respective counterparty or Fund’s custodian.

Market and Credit Risk:

A Fund’s investments in financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, foreign securities, forward settling transactions and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. When nominal interest rates decline, the value of certain fixed-income securities held by a Fund generally rises. Conversely, when nominal interest rates rise, the value of certain fixed income securities held by a Fund generally decreases. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by Fund management.

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NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2020 (Unaudited)

A Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a security’s market price to interest rate (i.e., yield) movements. As of April 30, 2020, interest rates are near historic lows in the United States, and below zero in other parts of the world, including certain European countries and Japan. A Fund is subject to greater risk of rising interest rates due to these market conditions. A significant or rapid rise in interest rates could result in losses to the Fund.

Many debt securities, derivatives and other financial instruments utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. In July 2017, the UK Financial Conduct Authority announced that after 2021 it will cease its active encouragement of UK banks to provide quotations needed to sustain LIBOR, suggesting that LIBOR may cease to be published after that time. Financial industry groups have begun planning for a transition to the use of a different benchmark, but there are obstacles to converting certain longer term securities and transactions to a new benchmark. The transition process might lead to increased volatility and illiquidity in markets that currently rely on the LIBOR to determine interest rates, a reduction in the values of some LIBOR-based investments, and reduced effectiveness of certain hedging strategies, which may adversely affect a Portfolio’s performance or net asset value. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. In addition, the alternative reference or benchmark rate may be an ineffective substitute resulting in prolonged adverse market conditions for a Portfolio.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the Fund’s returns.

Foreign (non-U.S.) securities in this report are classified by the country of risk of a holding. Investments in foreign securities, including depositary receipts, involve risks not associated with investment in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision and regulation than U.S. markets. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values, and it may take more time to clear and settle trades involving foreign securities. In addition, foreign operations or holding can involve risks relating to conditions in foreign countries.

Forward settling transactions and forward foreign currency contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. They are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligations. If this occurs, the Fund may lose both the investment opportunity for its assets if set aside to pay for the security and any gain in the security.

The market values of the Fund’s investments may decline due to general market conditions which are not specifically related to a particular company or issuer, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2020 (Unaudited)

competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. Credit ratings downgrades may also negatively affect securities held by a Fund. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level.

A Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund seeks to minimize concentrations of credit risk by undertaking transactions with a large number of counterparties on recognized and reputable exchanges, where applicable. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a financial derivatives contract, repurchase agreement or a loan of portfolio securities or other transactions, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Certain Funds may invest in below investment grade high-yield securities (commonly known as “junk bonds”). These securities are considered to be high risk investments. Securities rated below investment grade are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities because such securities are generally unsecured and subordinated to other creditors’ claims. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse economic conditions could make it difficult to sell certain securities or could result in lower prices than those used in calculating the Fund’s NAV.

Because certain Funds invest in affiliated mutual funds, unaffiliated investment companies or ETFs, the Funds indirectly bear a portion of the fees and expenses incurred by the underlying funds and ETFs. As a result, the cost of investing in the Funds may be higher than the cost of investing in a Fund that exclusively invests directly in individual stocks and bonds. The Fund’s net asset value is subject to fluctuations in the net asset values of the underlying funds and the market values of the ETFs. The Funds are also subject to certain risks related to the underlying funds’ and ETFs’ investments in securities and financial instruments (such as fixed income securities, including high yield, asset-backed and mortgage-related securities, equity securities, foreign and emerging markets securities, commodities and real estate securities) and the ability of the Fund to meet its investment objective will directly depend on the ability of the underlying fund or ETF to meet its investment objective. With respect to the Fund’s investments in ETFs, there is also the risk that an ETF’s performance may not match that of the relevant index. It is also possible that an active trading market for an ETF may not develop or be maintained, in which case the liquidity and value of the Fund’s investments in the ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Fund correlate to those of a particular underlying fund or ETF will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the underlying fund or ETF, which will vary.

Offsetting Assets and Liabilities:

The Funds may be subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally show derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2020 (Unaudited)

Note 2	Agreements

The Trust, on behalf of each Fund, has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser supervises the investment program for each Fund in accordance with each Fund’s investment objectives, policies and restrictions. The Adviser is paid a fee for these services. The fee is accrued daily and paid monthly based on the Fund’s average daily net assets, at an annual rate of:

Funds:	Investment Advisory Fees
1290 Retirement 2020	0.500% of average daily net assets
1290 Retirement 2025	0.500% of average daily net assets
1290 Retirement 2030	0.500% of average daily net assets
1290 Retirement 2035	0.500% of average daily net assets
1290 Retirement 2040	0.500% of average daily net assets
1290 Retirement 2045	0.500% of average daily net assets
1290 Retirement 2050	0.500% of average daily net assets
1290 Retirement 2055	0.500% of average daily net assets
1290 Retirement 2060	0.500% of average daily net assets

	(as a percentage of average daily net assets)
Funds:	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
1290 DoubleLine Dynamic Allocation	0.750%	0.700%	0.675%	0.650%	0.625%
1290 GAMCO Small/Mid Cap Value	0.750	0.700	0.675	0.650	0.625
1290 Global Talents	0.800	0.750	0.725	0.700	0.675
1290 SmartBeta Equity	0.700	0.650	0.625	0.600	0.575

	(as a percentage of average daily net assets)
Funds:	First $4 Billion	Next $4 Billion	Next $2 Billion	Thereafter
1290 Low Volatility Global Equity	0.500%	0.490%	0.480%	0.470%
1290 Multi-Alternative Strategies	0.500	0.490	0.480	0.470

	(as a percentage of average daily net assets)
Funds:	First $4 Billion	Next $4 Billion	Thereafter
1290 Convertible Securities	0.700%	0.680%	0.660%
1290 Diversified Bond	0.600	0.580	0.560
1290 High Yield Bond	0.600	0.580	0.560

On behalf of the Trust, the Adviser has entered into an investment sub-advisory agreement (“Sub-Advisory Agreements”) with each of the Sub-Advisers. Each of the Sub-Advisory Agreements obligates the Sub-Advisers for the respective Funds to: (i) continuously furnish investment programs for the Funds; (ii) place all orders for the purchase and sale of investments for the Funds with brokers or dealers selected by the Adviser or the respective Sub-Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Adviser pays the expenses of providing investment sub-advisory services to the Funds, including the fees of the Sub-Advisers of each Fund.

In addition to the advisory fee, each Fund pays the Administrator its proportionate share of an asset-based administration fee, which is equal to an annual rate of the greater of 0.15% of each Fund’s average daily net assets, or $30,000 per Fund (or $30,000 for each allocated portion (or sleeve) of a Fund, as applicable). The Administrator has contracted with the Sub-Administrator to provide, pursuant to a sub-administration agreement, the Funds with certain administrative services, including monitoring of Fund compliance and Fund accounting services.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2020 (Unaudited)

The Trust, on behalf of the Funds, has entered into a distribution agreement (the “Distribution Agreement”) with ALPS Distributors, Inc. (“ALPS” or the “Distributor”), under which ALPS serves as Distributor for each Fund’s Class A, Class I, Class R and Class T shares. The Board has approved Distribution Plans pursuant to Rule 12b-1 under the 1940 Act for Class A, Class R and Class T shares for each Fund. Pursuant to the Distribution Plans, the Funds will pay the Distributor annual fees at the following rates:

Share Class:	Distribution Fee and/or Service Fee (as a % of average daily net assets attributable to the class)
Class A	0.25%
Class R	0.50
Class T*	0.25

*

The Distribution Fees for Class T shares are currently being waived. This waiver is voluntary and could be eliminated at any time at the discretion of the Distributor. The amounts waived for the six months ended April 30, 2020 are included in Waiver from distributor on the Statement of Operations for each Fund and are not eligible for recoupment.

The Trust, on behalf of the Funds, has entered into a transfer agency and service agreement (the “Transfer Agency Agreement”) with DST Asset Manager Solutions, Inc. (“DST”). Pursuant to the Transfer Agency Agreement, DST is responsible for, among other things, the issuance, transfer and redemption of shares, the opening and maintenance of shareholder accounts, the handling of certain communications between shareholders and the Trust, and the payment of dividends and distributions payable by the Funds. Under the Transfer Agency Agreement, DST receives a monthly fee comprised of a fixed base fee plus a fee computed on the basis of the number of shareholder accounts it maintains for the Trust during the month.

The Trust, on behalf of the Funds, has entered into a custody agreement (the “Custody Agreement”) with JPMorgan Chase Bank, N.A. (in this capacity, the “Custodian”). The custody agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. The Custodian serves as custodian of the Trust’s Fund securities and other assets. Under the terms of the Custody Agreement between the Trust and the Custodian, the Custodian maintains and deposits in each Fund’s account, cash, securities and other assets of the Funds. The Custodian is also required, upon the order of the Trust, to deliver securities held by the Custodian, and to make payments for securities purchased by the Trust. The Custodian has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which Fund securities purchased outside the United States are maintained in the custody of these entities. At period end, certain of the Funds maintain significant cash balances with the Custodian or its affiliates. These balances are presented as cash on each Fund’s Statement of Assets and Liabilities.

The Adviser has contractually agreed to limit the expenses of certain Funds (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses (other than offering costs), fees and expenses of other investment companies in which a Fund may invest (except as noted in the table below), 12b-1 fees and extraordinary expenses not incurred in the ordinary course of such Fund’s business) through April 30, 2021 (unless the Board consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”), pursuant to which the Adviser has agreed to make payments or waive or limit its fees so that the total annual operating expenses do not exceed the following annual rates:

Funds:	Total Expense Limited For All Share Classes to (% of daily net assets)
1290 Convertible Securities	0.90%
1290 Diversified Bond	0.50
1290 DoubleLine Dynamic Allocation*	0.95
1290 GAMCO Small/Mid Cap Value*	1.00

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NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2020 (Unaudited)

Funds:	Total Expense Limited For All Share Classes to (% of daily net assets)
1290 Global Talents	1.00%
1290 High Yield Bond	0.75
1290 Low Volatility Global Equity*	0.65
1290 Multi-Alternative Strategies*	1.40
1290 Retirement 2020*	0.65
1290 Retirement 2025*	0.65
1290 Retirement 2030*	0.65
1290 Retirement 2035*	0.65
1290 Retirement 2040*	0.65
1290 Retirement 2045*	0.65
1290 Retirement 2050*	0.65
1290 Retirement 2055*	0.65
1290 Retirement 2060*	0.65
1290 SmartBeta Equity	0.90

*	Includes fees and expenses of other investment companies in which the Fund invests.

The Adviser first waives its advisory fees, then waives its administration fees, and then reimburses the Fund’s expenses out of its own resources. Each Fund may at a later date reimburse to the Adviser the advisory fees waived or other expenses assumed and paid for by the Adviser pursuant to the Expense Limitation Agreement within three years of payments or waivers being recorded, provided such Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Fund to exceed the percentage limits mentioned above for the respective period. Consequently, no reimbursement by a Fund will be made unless the Fund’s total annual expense ratio is less than the respective percentages stated above for the respective period. Any reimbursement, called recoupment fees on the Statement of Operations of the Fund, will be based on the earliest fees waived or assumed by the Adviser. During the six months ended April 30, 2020, the Funds did not incur recoupment fees. At April 30, 2020, under the Expense Limitation Agreement, the amount that would be recoverable from each Fund is as follows:

	Amount Eligible Through				Total Eligible For Reimbursement
Funds:	2020	2021	2022	2023
1290 Convertible Securities	$—	$—	$149,972	$96,672	$246,644
1290 Diversified Bond	180,112	350,461	436,563	332,370	1,299,506
1290 DoubleLine Dynamic Allocation	—	—	229,925	134,746	364,671
1290 GAMCO Small/Mid Cap Value	118,865	292,540	407,167	178,883	997,455
1290 Global Talents	102,910	196,463	210,795	97,599	607,767
1290 High Yield Bond	—	—	227,837	128,295	356,132
1290 Low Volatility Global Equity	75,273	138,255	133,039	53,321	399,888
1290 Multi-Alternative Strategies	94,583	141,540	152,126	73,470	461,719
1290 Retirement 2020	79,086	139,205	148,122	64,329	430,742
1290 Retirement 2025	79,114	140,647	164,119	76,884	460,764
1290 Retirement 2030	78,760	136,903	137,980	57,018	410,661
1290 Retirement 2035	79,121	139,321	143,164	60,857	422,463
1290 Retirement 2040	79,194	136,054	133,015	53,601	401,864
1290 Retirement 2045	79,786	138,025	137,163	56,457	411,431
1290 Retirement 2050	79,225	136,781	133,264	53,355	402,625
1290 Retirement 2055	79,272	136,944	132,927	52,694	401,837
1290 Retirement 2060	79,304	136,329	133,636	52,696	401,965
1290 SmartBeta Equity	116,779	208,207	236,252	110,416	671,654

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2020 (Unaudited)

During the six months ended April 30, 2020, EIM voluntarily waived fees for certain Funds. These amounts are included in Voluntary waiver from investment adviser on the Statement of Operations for each Fund and are not eligible for recoupment.

Note 3	Sales Charges

The Distributor receives sales charges on the Funds’ Class A and Class T shares and the proceeds of contingent deferred sales charges paid by the investor in connection with certain redemptions of the Funds’ Class A shares. The Distributor has advised the Funds that for the six months ended April 30, 2020, the proceeds retained from sales and redemptions are as follows:

	Class A		Class T
Funds:	Front End Sales Charge	Contingent Deferred Sales Charge	Front End Sales Charge
1290 Convertible Securities	$3,653	$—	$—
1290 Diversified Bond	75,030	—	—
1290 DoubleLine Dynamic Allocation	19,196	—	—
1290 GAMCO Small/Mid Cap Value	5,752	—	—
1290 Global Talents	2,283	—	—
1290 High Yield Bond	6,595	—	—
1290 Multi-Alternative Strategies	1,220	—	—
1290 SmartBeta Equity	22,401	—	—

Sales loads and contingent deferred sales charges imposed on purchases and redemptions of Fund shares are retained by the Trust’s Distributors and do not represent expenses or income of the Funds.

Note 4	Compensation of Officers

Certain trustees and officers of the Trust are also trustees, officers and/or employees of the Adviser. The Trust does not pay compensation to trustees and officers affiliated with the Adviser except for the Chief Compliance Officer, who received compensation from the Adviser, of which a portion was reimbursed by the Trust, in the amount of $753.06 for the six months ended April 30, 2020.

Note 5	Percentage of Ownership by Affiliates

At April 30, 2020, the Adviser and Equitable Financial held investments in each of the Funds as follows

Funds:	Percentage of Ownership
1290 Convertible Securities	86%
1290 Diversified Bond	27
1290 DoubleLine Dynamic Allocation	89
1290 GAMCO Small/Mid Cap Value	41
1290 Global Talents	92
1290 High Yield Bond	71
1290 Low Volatility Global Equity	85
1290 Multi-Alternative Strategies	61
1290 Retirement 2020	99
1290 Retirement 2025	97
1290 Retirement 2030	99

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Concluded)

April 30, 2020 (Unaudited)

Funds:	Percentage of Ownership
1290 Retirement 2035	99%
1290 Retirement 2040	99
1290 Retirement 2045	99
1290 Retirement 2050	100
1290 Retirement 2055	100
1290 Retirement 2060	100
1290 SmartBeta Equity	39

Note 6	– COVID – 19 Impact

The extent of the impact of the coronavirus (“COVID-19”) outbreak on the financial performance of the Trust’s investments will depend on future developments, including the duration and spread of the outbreak and related advisories and restrictions and the impact of COVID-19 on the financial markets and the overall economy, all of which are highly uncertain and cannot be predicted. If the financial markets and/or the overall economy are impacted for an extended period, the Trust’s investment results may be materially adversely affected.

Note 7	- Subsequent Events

The Adviser evaluated subsequent events from April 30, 2020, the date of these financial statements, through the date these financial statements were issued. At a meeting held on April 21-22, 2020, the Trust’s Board, upon the recommendation of the Adviser, approved a Plan of Liquidation and Termination under which 1290 Convertible Securities Fund, 1290 Global Talents Fund and 1290 Low Volatility Global Equity Fund will liquidate and terminate. It is expected that the liquidations will take place on or about July 31, 2020. In anticipation of the liquidation, each liquidating Fund will close to new investors, effective on May 1, 2020. In addition, each liquidating Fund will sell its portfolio holdings in an orderly manner to convert its assets to cash.

LIQUIDITY RISK PROGRAM (UNAUDITED)

Consistent with Rule 22e-4 under the 1940 Act, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Funds’ Adviser as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Fund’s liquidity risk. The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Fund’s investments into categories (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Fund-specific data including information about a Fund’s investment strategy, the characteristics of its investments, and historical redemptions to determine whether a Fund will be able to meet its redemption obligations in a timely manner.

At a meeting of the Board held on April 21-22, 2020, the Trustees received a report from the Committee addressing the operation~~s~~ of the Program and assessing its adequacy and effectiveness of implementation. The report concluded that based on its experience administering the Program, the Program Administrator considers the Program to be operating effectively to assess and manage each Fund’s liquidity risk, including during any periods of market volatility and net redemptions, and believes that the Program has been and continues to be adequately and effectively implemented to monitor and respond to the Funds’ liquidity developments.

During the period covered by this report, the Program supported the Funds’ ability to honor redemption requests in accordance with their obligations and the Program Administrator’s management of each Fund’s liquidity risk, including during any periods of market volatility and net redemptions. There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information about the Fund’s exposure to liquidity risk and other risks.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Previously, this information was filed on Form N-Q. These filings are available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Visit the Funds’ Website: 1290Funds.com

Must be accompanied or preceded by a Prospectus. 1290 Funds are distributed by ALPS Distributors, Inc.	DFIN#146764

© 2020 Equitable Holdings, Inc. All rights reserved.

1290 Avenue of the Americas, New York, NY 10104.

Equitable Financial Life Insurance Company

Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the Semi-Annual Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

1290 FUNDS

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
June 29, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
June 29, 2020

By:	/s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer
June 29, 2020